UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 01/31/2015

Item 1 – Report to Stockholders

JANUARY 31, 2015

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Global Dividend Portfolio | of BlackRock Funds II

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisor, Banks or Brokerages:

Please contact your financial advisor. Please note that not all Investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

The Markets in Review

Dear Shareholder,

Market volatility, while remaining below the long-term average level, increased over the course of 2014 and into 2015, driven largely by higher valuations in risk assets (such as equities and high yield bonds), escalating geopolitical risks, uneven global economic growth and expectations around policy moves from the world’s largest central banks. Surprisingly, U.S. interest rates trended lower through the period even as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program, which ultimately ended in October.

The first half of 2014 was generally a strong period for most asset classes; however, volatility ticked up in the summer as geopolitical tensions intensified in Ukraine and the Middle East and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened versus other currencies, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

Several themes dominated the markets in the fourth quarter that resulted in the strong performance of U.S. markets versus other areas of the world. Economic growth strengthened considerably in the United States while the broader global economy showed signs of slowing. The European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy, causing further strengthening in the U.S. dollar. Fixed income investors piled into U.S. Treasuries where yields, although persistently low, were comparatively higher than yields on international sovereign debt, while equity investors favored the relative stability of U.S.-based companies amid rising global risks.

Oil prices, which had been gradually declining since mid-summer, suddenly plummeted in the fourth quarter due to a global supply-and-demand imbalance. Energy stocks sold off sharply and oil-exporting economies struggled, mainly within emerging markets. Conversely, the consumer sectors benefited from lower oil prices as savings at the gas pumps freed up discretionary income for other goods and services.

These trends shifted at the beginning of 2015. U.S. equity markets starkly underperformed international markets due to stretched valuations and uncertainty around the Fed’s pending rate hike. In addition, the stronger U.S. dollar began to hurt earnings of large cap companies. The energy sector continued to struggle, although oil prices showed signs of stabilizing toward the end of January as suppliers became more disciplined in their exploration and production efforts.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.37%	14.22%
U.S. small cap equities (Russell 2000® Index)	4.72	4.41
International equities (MSCI Europe, Australasia, Far East Index)	(6.97)	(0.43)
Emerging market equities (MSCI Emerging Markets Index)	(9.05)	5.23
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	9.29	12.25
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	4.36	6.61
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.51	8.81
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.89)	2.41

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2015

Investment Objective

BlackRock Global Dividend Portfolio’s (the “Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2015, the Fund outperformed its performance benchmark, the MSCI All Country World Index.

What factors influenced performance?

•

The Fund is not managed in accordance with the benchmark index and therefore can vary significantly in terms of positioning and performance. The largest absolute contributors to the Fund’s performance were consumer staples stocks Altria Group, Inc., Imperial Tobacco Group PLC (U.K.), and Kraft Foods Group, Inc. The tobacco industry benefited from strong balance sheets and consistent dividend payments and dividend-growth rates. From a sector standpoint, stock selection within consumer staples made the largest contribution to the Fund’s performance.

•

Conversely, the largest detractors from the Fund’s performance were consumer staples stock Japan Tobacco, Inc., integrated oil & gas stock Royal Dutch Shell PLC (Netherlands), and materials stock BHP Billiton PLC (Australia). Japan Tobacco suffered from heavy exposure to crisis-hit Russia and saw massive selling near the end of the period. Royal Dutch Shell PLC was negatively impacted by the drop in oil prices, as was BHP Billiton PLC, which also struggled as a result of the emerging markets slowdown in 2014.

Describe recent portfolio activity.

•

During the period, the Fund established positions in health care companies AstraZeneca PLC (U.K.) and AbbVie, Inc. It sold its position in Merck & Co., Inc. and reduced its positions in GlaxoSmithKline PLC (U.K.), Pfizer, Inc., and Novartis AG (Switzerland). The Fund made these moves in an effort to re-allocate capital away from lower growth companies, in favor of health care stocks with greater growth potential.

•

The Fund also initiated positions in regional bank M&T Bank Corp. while selling its position in Italian integrated oil & gas company Eni SpA. The purchase of M&T Bank Corp. took advantage of attractive valuations for the bank’s large deposit franchise, pricing power, and revenue visibility, while Eni SpA faced lower oil prices and a risk of cutting its dividend.

Describe portfolio positioning at period end.

•

As of the end of the period, given the modest global growth environment, the Fund continued to invest in high-quality, dividend-paying companies with sustainable business models, strong financial positions, above-average dividend yields, and compelling dividend growth rates. At the end of the period, the Fund had the largest absolute positions in the consumer staples and health care sectors, while it had no positions in the utilities sector and had a low absolute weighting in the information technology sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Imperial Tobacco Group PLC	4%
McDonald’s Corp.	3
The Coca-Cola Co.	3
Nestlé SA, Registered Shares	3
Unilever PLC	3
Sanofi SA	3
Diageo PLC	3
Roche Holding AG	3
British American Tobacco PLC	3
Johnson & Johnson	3

Geographic Allocation	Percent of Long-Term Investments

United States	40%
United Kingdom	17
Switzerland	12
France	6
Sweden	5
Canada	3
Singapore	2
Belgium	2
Japan	2
Germany	2
Netherlands	2
Other[1]	7

[1]	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.

4	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the U.S.). The Fund’s total returns prior to November 1, 2010 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Builder Portfolio.

[3]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2015

		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(1.53)%	7.17%	N/A	10.46%	N/A	5.81%	N/A
Investor A	(1.61)	6.97	1.35%	10.19	9.01%	5.54	4.71%
Investor C	(2.09)	6.13	5.13	9.37	9.37	4.74	4.74
MSCI All Country World Index	(2.25)	6.80	N/A	9.79	N/A	3.38	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$984.70	$3.65	$1,000.00	$1,021.53	$3.72	0.73%
Investor A	$1,000.00	$983.90	$5.10	$1,000.00	$1,020.06	$5.19	1.02%
Investor C	$1,000.00	$979.10	$8.83	$1,000.00	$1,016.28	$9.00	1.77%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015	5

About Fund Performance
•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 3 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2014 and held through January 31, 2015) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.0%
BHP Billiton PLC	1,035,786	$22,497,910
Belgium — 2.3%
Anheuser-Busch InBev NV	434,903	53,043,197
Brazil — 1.4%
CCR SA	2,419,736	13,779,397
Souza Cruz SA	2,069,063	17,342,114

		31,121,511
Canada — 2.6%
National Bank of Canada	484,197	16,846,108
Rogers Communications, Inc., Class B	1,227,334	43,638,113

		60,484,221
Denmark — 1.3%
Novo Nordisk A/S, Class B	661,665	29,490,878
Finland — 1.3%
Kone Oyj, Class B	679,618	30,652,116
France — 6.1%
Eutelsat Communications SA	1,181,228	40,579,121
Sanofi SA	695,401	64,073,877
Total SA	656,797	33,713,627

		138,366,625
Germany — 2.1%
Deutsche Post AG, Registered Shares	1,493,835	48,344,907
Hong Kong — 0.7%
Sands China Ltd.	3,417,200	16,636,120
Japan — 2.3%
Japan Tobacco, Inc.	1,927,100	52,487,757
Netherlands — 1.8%
Royal Dutch Shell PLC, B Shares	1,284,123	40,655,436
Singapore — 2.4%
DBS Group Holdings Ltd.	2,510,000	36,594,865
Singapore Telecommunications Ltd.	5,742,000	17,291,884

		53,886,749
Sweden — 4.5%
Atlas Copco AB, A Shares	1,022,527	30,275,624
Hennes & Mauritz AB, B Shares	883,919	36,361,575
Svenska Handelsbanken AB, A Shares	746,191	35,335,122

		101,972,321
Switzerland — 11.4%
Givaudan SA, Registered Shares	18,131	33,049,653
Nestlé SA, Registered Shares	928,887	70,940,008
Novartis AG, Registered Shares	574,733	56,009,339
Roche Holding AG	228,239	61,514,390
Syngenta AG, Registered Shares	114,295	37,229,750

		258,743,140
Taiwan — 1.2%
Far EasTone Telecommunications Co. Ltd.	11,041,500	26,975,600
United Kingdom — 16.9%
AstraZeneca PLC	507,065	36,095,740
British American Tobacco PLC	1,087,500	61,352,667
Diageo PLC	2,156,365	63,829,991
GlaxoSmithKline PLC	1,788,291	39,376,034
HSBC Holdings PLC	3,447,200	31,803,439

Common Stocks	Shares	Value
United Kingdom (concluded)
Imperial Tobacco Group PLC	1,848,566	$86,825,601
Unilever PLC	1,501,692	66,125,818

		385,409,290
United States — 38.8%
AbbVie, Inc.	408,564	24,656,837
Altria Group, Inc.	988,419	52,485,049
AT&T Inc.	1,102,385	36,290,514
Chevron Corp.	472,821	48,478,337
The Coca-Cola Co.	1,773,499	73,014,954
Genuine Parts Co.	499,198	46,395,462
H&R Block, Inc.	285,540	9,788,311
Johnson & Johnson	584,052	58,486,967
Kraft Foods Group, Inc.	408,638	26,700,407
M&T Bank Corp.	192,568	21,790,995
Mattel, Inc.	1,174,246	31,587,217
McDonald’s Corp.	806,906	74,590,391
Microsoft Corp.	1,357,398	54,838,879
Northrop Grumman Corp.	148,419	23,294,362
PepsiCo, Inc.	347,908	32,626,812
Pfizer, Inc.	1,191,115	37,222,344
Philip Morris International, Inc.	691,058	55,450,494
Reynolds American, Inc.	601,176	40,849,909
U.S. Bancorp	773,568	32,420,235
United Parcel Service, Inc., Class B	355,060	35,094,130
United Technologies Corp.	235,927	27,079,701
Verizon Communications, Inc.	855,975	39,214,295

		882,356,602
Total Long-Term Investments (Cost — $1,971,804,140) — 98.1%		2,233,124,380

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (a)(b)	44,784,391	44,784,391
Total Short-Term Securities (Cost — $44,784,391) — 2.0%		44,784,391
Total Investments (Cost — $2,016,588,531) — 100.1%		2,277,908,771
Liabilities in Excess of Other Assets — (0.1)%		(2,477,689)

Net Assets — 100.0%		$2,275,431,082

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015	7

Schedule of Investments (continued)

Notes to Schedule of Investments

(a)	During the six months ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at January 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	74,601,352	(29,816,961)	44,784,391	$8,114	$2,651

(b)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments) Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$22,497,910	—	$22,497,910
Belgium	—	53,043,197	—	53,043,197
Brazil	$31,121,511	—	—	31,121,511
Canada	60,484,221	—	—	60,484,221
Denmark	—	29,490,878	—	29,490,878
Finland	—	30,652,116	—	30,652,116
France	—	138,366,625	—	138,366,625
Germany	—	48,344,907	—	48,344,907
Hong Kong	—	16,636,120	—	16,636,120
Japan	—	52,487,757	—	52,487,757
Netherlands	—	40,655,436	—	40,655,436
Singapore	—	53,886,749	—	53,886,749
Sweden	—	101,972,321	—	101,972,321
Switzerland	—	258,743,140	—	258,743,140
Taiwan	—	26,975,600	—	26,975,600
United Kingdom	—	385,409,290	—	385,409,290
United States	882,356,602	—	—	882,356,602
Short-Term Securities	44,784,391	—	—	44,784,391

Total	$1,018,746,725	$1,259,162,046	—	$2,277,908,771

See Notes to Financial Statements.

8	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

Schedule of Investments (concluded)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
Australia	—	$(33,544,230)	$33,544,230	—
France	—	(69,718,720)	69,718,720	—
Japan	—	(57,235,178)	57,235,178	—
Netherlands	—	(52,497,579)	52,497,579	—
Sweden	—	(68,424,317)	68,424,317	—
Switzerland	—	(129,713,998)	129,713,998	—
United Kingdom	—	(188,813,204)	188,813,204	—

Total	—	$(599,947,226)	$599,947,226	—

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015	9

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $1,971,804,140)	$2,233,124,380
Investments at value — affiliated (cost — $44,784,391)	44,784,391
Capital shares sold receivable	5,466,651
Dividends receivable	6,047,208
Prepaid expenses	85,231

Total assets	2,289,507,861

Liabilities
Investments purchased payable	4,683,536
Capital shares redeemed payable	7,009,142
Investment advisory fees payable	1,110,168
Service and distribution fees payable	491,921
Other affiliates payable	126,356
Officer’s and Trustees’ fees payable	7,645
Other accrued expenses payable	648,011

Total liabilities	14,076,779

Net Assets	$2,275,431,082

Net Assets Consist of
Paid-in capital	$2,009,226,056
Undistributed net investment income	1,803,902
Undistributed net realized gain	3,133,960
Net unrealized appreciation/depreciation	261,267,164

Net Assets	$2,275,431,082

Net Asset Value
Institutional — Based on net assets of $1,225,778,599 and 104,479,385 shares outstanding, unlimited number of shares authorized, $0.001 par value	$11.73

Investor A — Based on net assets of $639,181,967 and 54,650,562 shares outstanding, unlimited number of shares authorized, $0.001 par value	$11.70

Investor C — Based on net assets of $410,470,516 and 35,286,810 shares outstanding, unlimited number of shares authorized, $0.001 par value	$11.63

See Notes to Financial Statements.

10	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Investment Income
Dividends — unaffiliated	$33,658,540
Dividends — affiliated	8,114
Foreign taxes withheld	(1,163,662)

Total income	32,502,992

Expenses
Investment advisory	6,667,713
Administration	721,624
Registration	100,192
Custodian	88,765
Professional	55,464
Printing	29,038
Officer and Trustees	22,900
Service — Investor A	850,119
Service and distribution — Investor C	2,141,813
Administration — Institutional	109,716
Administration — Investor A	74,720
Administration — Investor C	51,741
Transfer agent — Institutional	360,392
Transfer agent — Investor A	307,665
Transfer agent — Investor C	177,029
Miscellaneous	66,796

Total expenses	11,825,687
Less fees waived by Manager	(15,674)

Total expenses after fees waived	11,810,013

Net investment income	20,692,979

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	27,884,105
Capital gain distributions received from affiliated investment companies	2,651
Foreign currency transactions	1,145,940

29,032,696

Net change in unrealized appreciation/depreciation on:
Investments	(87,930,553)
Foreign currency translations	(34,984)

(87,965,537)

Net realized and unrealized loss	(58,932,841)

Net Decrease in Net Assets Resulting from Operations	$(38,239,862)

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015	11

Statements of Changes in Net Assets

Increase in Net Assets:	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Operations
Net investment income	$20,692,979	$63,540,541
Net realized gain	29,032,696	26,897,154
Net change in unrealized appreciation/depreciation	(87,965,537)	122,067,700

Net increase (decrease) in net assets resulting from operations	(38,239,862)	212,505,395

Distributions to Shareholders From[1]
Net investment income:
Institutional	(13,190,627)	(33,790,280)
Investor A	(5,880,132)	(21,372,700)
Investor C	(2,174,680)	(9,642,259)
Net realized gain:
Institutional	(21,345,660)	—
Investor A	(11,065,009)	—
Investor C	(7,115,559)	—

Decrease in net assets resulting from distributions to shareholders	(60,771,667)	(64,805,239)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	124,652,918	385,469,686

Net Assets
Total increase in net assets	25,641,389	533,169,842
Beginning of period	2,249,789,693	1,716,619,851

End of period	$2,275,431,082	$2,249,789,693

Undistributed net investment income, end of period	$1,803,902	$2,356,362

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

12	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

Financial Highlights

	Institutional
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.25	$11.33	$10.13	$9.79	$8.69	$7.81

Net investment income[1]	0.12	0.41	0.31	0.32	0.36	0.34
Net realized and unrealized gain (loss)	(0.31)	0.92	1.18	0.29	0.97	0.83

Net increase (decrease) from investment operations	(0.19)	1.33	1.49	0.61	1.33	1.17

Distributions from:[2]
Net investment income	(0.13)	(0.41)	(0.29)	(0.27)	(0.23)	(0.29)
Net realized gain	(0.20)	—	—	(0.00)[3]	—	—

Total distributions	(0.33)	(0.41)	(0.29)	(0.27)	(0.23)	(0.29)

Net asset value, end of period	$11.73	$12.25	$11.33	$10.13	$9.79	$8.69

Total Return[4]
Based on net asset value	(1.53)%[5]	11.83%	14.81%	6.33%	15.41%	15.03%

Ratios to Average Net Assets
Total expenses	0.74%[6]	0.75%	0.81%	0.86%	0.99%[7]	7.86%[7]

Total expenses excluding recoupment of past waived and/or reimbursed fees	0.74%[6]	0.75%	0.81%	0.85%	0.99%[7]	7.86%[7]

Total expenses after fees waived and/or reimbursed	0.73%[6]	0.75%	0.80%	0.86%	0.89%[7]	0.75%[7]

Net investment income	2.02%[6]	3.42%	2.83%	3.25%	3.65%[7]	3.97%[7]

Supplemental Data
Net assets, end of period (000)	$1,225,779	$1,112,027	$812,277	$492,113	$154,543	$1,338

Portfolio turnover rate	12%	14%	18%	24%	14%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2011	2010
Investments in underlying funds	0.01%	0.15%

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015	13

Financial Highlights (continued)

	Investor A
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.21	$11.30	$10.10	$9.77	$8.68	$7.81

Net investment income[1]	0.11	0.38	0.27	0.28	0.33	0.35
Net realized and unrealized gain (loss)	(0.31)	0.91	1.19	0.30	0.98	0.79

Net increase (decrease) from investment operations	(0.20)	1.29	1.46	0.58	1.31	1.14

Distributions from:[2]
Net investment income	(0.11)	(0.38)	(0.26)	(0.25)	(0.22)	(0.27)
Net realized gain	(0.20)	—	—	(0.00)[3]	—	—

Total distributions	(0.31)	(0.38)	(0.26)	(0.25)	(0.22)	(0.27)

Net asset value, end of period.	$11.70	$12.21	$11.30	$10.10	$9.77	$8.68

Total Return[4]
Based on net asset value	(1.61)%[5]	11.48%	14.58%	6.00%	15.14%	14.66%

Ratios to Average Net Assets
Total expenses	1.02%[6]	1.03%	1.06%	1.11%	1.23%[7]	8.58%[7]

Total expenses excluding recoupment of past waived and/or reimbursed fees	1.02%[6]	1.03%	1.06%	1.10%	1.23%[7]	8.58%[7]

Total expenses after fees waived and/or reimbursed	1.02%[6]	1.03%	1.06%	1.11%	1.14%[7]	1.00%[7]

Net investment income.	1.77%[6]	3.14%	2.54%	2.93%	3.38%[7]	4.05%[7]

Supplemental Data
Net assets, end of period (000)	$639,182	$712,945	$572,796	$383,912	$178,933	$629

Portfolio turnover rate	12%	14%	18%	24%	14%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2011	2010
Investments in underlying funds	0.01%	0.15%

See Notes to Financial Statements.

14	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

Financial Highlights (concluded)

	Investor C
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.15	$11.24	$10.06	$9.74	$8.67	$7.81

Net investment income[1]	0.06	0.29	0.19	0.21	0.26	0.26
Net realized and unrealized gain (loss)	(0.32)	0.91	1.17	0.30	0.98	0.81

Net increase (decrease) from investment operations	(0.26)	1.20	1.36	0.51	1.24	1.07

Distributions from:[2]
Net investment income	(0.06)	(0.29)	(0.18)	(0.19)	(0.17)	(0.21)
Net realized gain	(0.20)	—	—	(0.00)[3]	—	—

Total distributions	(0.26)	(0.29)	(0.18)	(0.19)	(0.17)	(0.21)

Net asset value, end of period	$11.63	$12.15	$11.24	$10.06	$9.74	$8.67

Total Return[4]
Based on net asset value	(2.09)%[5]	10.74%	13.63%	5.32%	14.40%	13.72%

Ratios to Average Net Assets
Total expenses	1.77%[6]	1.77%	1.81%	1.86%	1.95%[7]	9.13%[7]

Total expenses excluding recoupment of past waived and/or reimbursed fees	1.77%[6]	1.77%	1.81%	1.85%	1.95%[7]	9.13%[7]

Total expenses after fees waived and/or reimbursed	1.77%[6]	1.77%	1.81%	1.86%	1.88%[7]	1.75%[7]

Net investment income	1.01%[6]	2.40%	1.79%	2.22%	2.69%[7]	3.03%[7]

Supplemental Data
Net assets, end of period (000)	$410,471	$424,818	$331,547	$240,822	$108,544	$141

Portfolio turnover rate	12%	14%	18%	24%	14%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2011	2010
Investments in underlying funds	0.01%	0.15%

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015	15

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. These financial statements relate to one series of the Trust, BlackRock Global Dividend Portfolio (the “Fund”). The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears certain expenses and may have a conversion privilege as outlined below. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. For distribution and service fee breakdown see Note 3.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during

16	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

Notes to Financial Statements (continued)

such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee, based on the average daily net assets that is attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including exchange traded funds advised by the Manager or other investment advisors, other investments, and cash and cash

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015	17

Notes to Financial Statements (continued)

equivalents (including money market funds, whether advised by the Manager or other investment advisors) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investments in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2015, the Fund paid $15,148 to affiliates of BlackRock in return for these services to Institutional shareholders, respectively, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2015, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$2,040	$4,851	$2,980	$9,871

Effective January 1, 2015, the Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below. In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets

18	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

Notes to Financial Statements (continued)

of each respective class:

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

Prior to January 1, 2015, BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager acted as co-administrators for the Fund. For these services, the co-administrators received an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of the Fund. The combined administration fee, which is shown as administration in the Statement of Operations, was paid at the annual rates below. In addition, each of the share classes was charged an administration fee, which is shown as administration — class specific in the Statement of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
$500 Million - $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

For the six months ended January 31, 2015, the Fund paid $689,727 to the Manager in return for these services, which is included in administration and administration — class specific in the Statement of Operations.

Prior to December 1, 2014, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets were as follows: 2.00% for Institutional Shares, 2.25% for Investor A Shares and 3.00% for Investor C Shares. Effective December 1, 2014, the expense limitation agreement for Institutional Shares, Investor A Shares and Investor C Shares expired.

In addition, prior to December 1, 2014, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets were as follows: 1.00% for Institutional Shares, 1.25% for Investor A Shares and 2.00% for Investor C Shares. Effective December 1, 2014, the expense limitation agreement for Institutional Shares, Investor A Shares and Investor C Shares expired.

Prior to December 1, 2014, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

There are no Fund level and class specific waivers and/or reimbursements subject to recoupment.

For the six months ended January 31, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $59,221.

For the six months ended January 31, 2015, affiliates received CDSCs in the amount of $21,447 and $15,381 for the Fund’s Investor A and Investor C Shares, respectively.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015	19

Notes to Financial Statements (continued)

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statement of Operations.

4. Purchases and Sales:

For the six months ended January 31, 2015, purchases and sales of investments, excluding short-term securities, were $388,920,742 and $267,750,760, respectively.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended July 31, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,018,682,556

Gross unrealized appreciation	$328,748,139
Gross unrealized depreciation	(69,521,924)

Net unrealized appreciation	$259,226,215

6. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), was a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for a certain individual fund, the Participating Funds, including the Fund, could borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which the Participating Funds, including the Fund, can borrow up to $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The agreement terminates on April 23, 2015, unless otherwise extended to November 24, 2015 or renewed for a period of 364 days from April 23, 2015. The amended agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2015, the Fund did not borrow under the credit agreement.

7. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

20	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

Notes to Financial Statements (concluded)

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

As of January 31, 2015, the Fund’s investments had the following industry classifications:

Industry
Pharmaceuticals	18%
Tobacco	16
Beverages	10
Banks	8
Food Products	7
Oil, Gas & Consumable Fuels	6
Other[1]	35

[1]	All other industries held were each less than 5% of long-term investments.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2015		Year Ended July 31, 2014
	Shares	Amount	Shares	Amount
Institutional
Shares sold	29,451,680	$354,786,587	35,730,188	$428,954,072
Shares issued in reinvestment of distributions	2,242,085	26,046,528	2,055,445	24,909,599
Shares redeemed	(17,976,408)	(214,652,401)	(18,708,043)	(223,302,886)

Net increase	13,717,357	$166,180,714	19,077,590	$230,560,785

Investor A
Shares sold	7,770,903	$93,792,564	21,588,503	$257,427,199
Shares issued in reinvestment of distributions	1,382,997	16,026,714	1,666,663	20,135,161
Shares redeemed	(12,876,864)	(155,077,837)	(15,585,147)	(187,710,106)

Net increase	(3,722,964)	$(45,258,559)	7,670,019	$89,852,254

Investor C
Shares sold	2,930,804	$35,219,625	9,598,239	$114,011,263
Shares issued in reinvestment of distributions	728,861	8,413,951	704,312	8,487,836
Shares redeemed	(3,345,591)	(39,902,813)	(4,824,928)	(57,442,452)

Net increase	314,074	$3,730,763	5,477,623	$65,056,647

Total Net Increase	10,308,467	$124,652,918	32,225,232	$385,469,686

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015	21

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 10, 2014, Brendan Kyne resigned as a Vice President of the Trust and Jennifer McGovern became a Vice President of the Trust.

Effective December 31, 2014, Paul L. Audet and Lawrence D. Fink resigned as Trustees of the Trust. Effective January 1, 2015, Robert Fairbairn and John M. Perlowski were appointed to serve as Trustees of the Trust.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trust and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisor BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

22	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washing-ton, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http:// www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015	23

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

24	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GDP-1/15-SAR

JANUARY 31, 2015

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Funds II

„  BlackRock Dynamic High Income Portfoilo

„  BlackRock Multi-Asset Income Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select "Access Your Account"

3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions

2	BLACKROCK FUNDS II	JANUARY 31, 2015

The Markets in Review

Dear Shareholder,

Market volatility, while remaining below the long-term average level, increased over the course of 2014 and into 2015, driven largely by higher valuations in risk assets (such as equities and high yield bonds), escalating geopolitical risks, uneven global economic growth and expectations around policy moves from the world’s largest central banks. Surprisingly, U.S. interest rates trended lower through the period even as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program, which ultimately ended in October.

The first half of 2014 was generally a strong period for most asset classes; however, volatility ticked up in the summer as geopolitical tensions intensified in Ukraine and the Middle East and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened versus other currencies, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

Several themes dominated the markets in the fourth quarter that resulted in the strong performance of U.S. markets versus other areas of the world. Economic growth strengthened considerably in the United States while the broader global economy showed signs of slowing. The European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy, causing further strengthening in the U.S. dollar. Fixed income investors piled into U.S. Treasuries where yields, although persistently low, were comparatively higher than yields on international sovereign debt, while equity investors favored the relative stability of U.S.-based companies amid rising global risks.

Oil prices, which had been gradually declining since mid-summer, suddenly plummeted in the fourth quarter due to a global supply-and-demand imbalance. Energy stocks sold off sharply and oil-exporting economies struggled, mainly within emerging markets. Conversely, the consumer sectors benefited from lower oil prices as savings at the gas pumps freed up discretionary income for other goods and services.

These trends shifted at the beginning of 2015. U.S. equity markets starkly underperformed international markets due to stretched valuations and uncertainty around the Fed’s pending rate hike. In addition, the stronger U.S. dollar began to hurt earnings of large cap companies. The energy sector continued to struggle, although oil prices showed signs of stabilizing toward the end of January as suppliers became more disciplined in their exploration and production efforts.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2015
	6-month	12-month
U.S large cap equities (S&P 500® Index)	4.37%	14.22%
U.S. small cap equities (Russell 2000® Index)	4.72	4.41
International equities (MSCI Europe, Australasia, Far East Index)	(6.97)	(0.43)
Emerging market equities (MSCI Emerging Markets Index)	(9.05)	5.23
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	9.29	12.25
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	4.36	6.61
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.51	8.81
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.89)	2.41

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2015	BlackRock Dynamic High Income Portfolio

Investment Objective

BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

iShares Emerging Markets Dividend ETF	5%
Structured Asset Mortgage Investments II Trust	4
Alternative Loan Trust	4
iShares iBoxx $ High Yield Corporate Bond ETF	3
Commercial Mortgage Trust	2
Carrington Mortgage Loan Trust	1
Long Beach Mortgage Loan Trust	1
American Express Co.	1
JPMorgan Chase Commercial Mortgage Securities Trust	1
State Street Corp.	1

Portfolio Composition	Percent of Long-Term Investments

Equity-Linked Notes	30%
Preferred Securities	17
Investment Companies	16
Non-Agency Mortgage-Backed Securities	12
Asset-Backed Securities	11
Corporate Bonds	7
Common Stocks	7

4	BLACKROCK FUNDS II	JANUARY 31, 2015

BlackRock Dynamic High Income Portfolio

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value November 3, 2014	Ending Account Value January 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value November 3, 2014	Ending Account Value January 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,008.00	$2.57	$1,000.00	$1,009.63	$2.57	1.05%
Investor A	$1,000.00	$1,007.50	$3.08	$1,000.00	$1,009.12	$3.09	1.26%
Investor C	$1,000.00	$1,005.20	$5.01	$1,000.00	$1,007.19	$5.02	2.05%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 89/365 (to reflect the period from November 3, 2014, the commencement of operations, to January 31, 2015).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal period divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JANUARY 31, 2015	5

Fund Summary as of January 31, 2015	BlackRock Multi-Asset Income Portfolio

Investment Objective

BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2015, the Fund’s Institutional Shares returned 0.79%, while the Investor A Shares returned 0.66% and Investor C Shares returned 0.28%. For the same period, the Fund’s benchmark, a blend of 50% MSCI World Index/50% Barclays U.S. Aggregate Bond Index, returned 1.48%.

What factors influenced performance?

•

The Fund’s performance is reviewed on an absolute basis due to the nature of its strategy. The Fund has an unconstrained strategy (i.e., flexibility to invest across all asset classes) that is managed within a risk controlled framework.

•

The primary contributors to performance included the Fund’s positions in investment grade debt and preferred stocks, as the continued drop in bond yields propelled both sectors. (Bond prices rise as yields fall). In addition, allocations to non-agency mortgage-backed securities (“MBS”) and commercial mortgage-backed securities (“CMBS”) contributed to performance, as both sectors generated strong returns despite increased stress in other credit markets during the period. A modest allocation to cash also contributed to performance amid heightened volatility for risk assets.

•

During the period, the Fund generated income from a variety of asset classes, regions and sectors. The main contributors to overall portfolio yield were the Fund’s allocations to high yield bonds, preferred stocks, non-agency mortgages and equity-linked notes.

•

The Fund’s allocations to high yield bonds and international equities were the largest detractors from performance. High yield bonds experienced elevated volatility and large investor outflows in the second half of 2014. This was largely driven by the sell-off in oil given that energy-related assets make up a sizeable portion of the high yield bond market. The Fund’s allocations to emerging market bonds and stocks detracted from performance as well. Developed market international stocks also underperformed during the latter part of 2014 due to concerns about slowing growth in Europe.

•

The Fund held derivatives and equity-linked notes during the period. Overall, these positions made a positive contribution to performance. The ability to manage risk through the use of options and/or futures may provide an element of protection during periods of market stress. The Fund’s exposure to equity-linked notes also contributed to income during the period.

Describe recent portfolio activity.

•

After building up a meaningful cash position in July to decrease portfolio risk, the Fund redeployed cash in August after increased market volatility led to more attractive valuations across risk assets. The Fund maintained an allocation to securitized assets, including non-agency MBS and CMBS, both of which performed well. Additionally, the Fund further reduced exposure to short-term interest rates on the belief that short-term rates are most likely to move higher in 2015 as the U.S. Federal Reserve approaches a potential turning point in its policy stance. The Fund also reduced exposure to preferred stocks on the belief that further upside could be limited given the extent of the 2014 rally and the potential for higher rates in 2015. The Fund, which continued to use a covered call strategy within its equity holdings, increased the extent of its exposure to this strategy during the period in order to capitalize on higher call premiums caused by elevated market volatility.

Describe portfolio positioning at period end.

•

The Fund was allocated across a number of diverse asset classes at period end, including global equities, high yield bonds, investment grade bonds, MBS, preferred stocks, bank loans, global real estate investment trusts, emerging market bonds, master limited partnerships and cash.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Ten Largest Holdings	Percent of Long-Term Investments

iShares iBoxx $ High Yield Corporate Bond ETF	9%
Alternative Loan Trust	4
Structured Asset Mortgage Investments II Trust	1
WaMu Mortgage Pass-Through Certificates Trust	1
SPDR Barclays Capital High Yield Bond ETF	1
iShares U.S. Preferred Stock ETF	1
Fannie Mae Connecticut Avenue Securities	1
Commercial Mortgage Trust	1
Bank of America Corp.	1
Barclays Bank PLC	1

Portfolio Composition	Percent of Long-Term Investments

Common Stocks	23%
Corporate Bonds	22
Equity-Linked Notes	18
Non-Agency Mortgage-Backed Securities	12
Investment Companies	9
Preferred Securities	6
Asset-Backed Securities	5
Floating Rate Loan Interests	3
U.S. Government Sponsored Agency Securities	1
Foreign Government Obligations	1

6	BLACKROCK FUNDS II	JANUARY 31, 2015

BlackRock Multi-Asset Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 80% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also invest significantly in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”). The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Portfolio.

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Barclays U.S. Aggregate Bond Index (50%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2015

				Average Annual Total Returns[7]
				1 Year		5 Years		Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.97%	4.83%	0.79%	6.15%	N/A	9.43%	N/A	6.42%	N/A
Investor A	4.47	4.33	0.66	5.89	0.33%	9.14	7.97%	6.15	5.32%
Investor C	3.97	3.83	0.28	5.10	4.10	8.34	8.34	5.37	5.37
50% MSCI World Index/50% Barclays U.S. Aggregate Bond Index	—	—	1.48	6.87	N/A	7.90	N/A	4.83	N/A
MSCI World Index	—	—	(1.39)	7.00	N/A	10.73	N/A	3.89	N/A
Barclays U.S. Aggregate Bond Index	—	—	4.36	6.61	N/A	4.57	N/A	4.91	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[10]
	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During the Period[9]	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During the Period[9]	Annualized Expense Ratio
Institutional	$1,000.00	$1,007.90	$2.78	$1,000.00	$1,022.43	$2.80	0.55%
Investor A	$1,000.00	$1,006.60	$4.05	$1,000.00	$1,021.17	$4.08	0.80%
Investor C	$1,000.00	$1,002.80	$7.82	$1,000.00	$1,017.39	$7.88	1.55%

[9]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365(to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[10]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JANUARY 31, 2015	7

About Fund Performance
•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2014 or commencement of operations and held through January 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.43%, 7/25/36 (a)	USD	234	$135,910
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, 1.89%, 4/25/34 (a)		158	144,051
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.41%, 8/25/36 (a)		300	182,768
Series 2006-NC5, Class A3, 0.32%, 1/25/37 (a)		240	148,571
CIFC Funding Ltd., Series 2014-1A, Class D, 3.50%, 4/18/25 (a)(b)		250	226,919
Countrywide Asset-Backed Certificates, Series 2006-12, Class 2A2, 0.32%, 12/25/36 (a)		230	214,422
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A4, 0.47%, 3/25/36 (a)		220	142,481
ING Investment Management CLO Ltd., Series 2012-4A, Class C, 4.75%, 10/15/23 (a)(b)		250	249,307
Invitation Homes Trust, Series 2014-SFR3, Class E, 4.66%, 12/17/31 (a)(b)		150	152,610
JPMorgan Mortgage Acquisition Trust, Series 2006-NC1, Class A5, 0.43%, 4/25/36 (a)		170	145,831
Long Beach Mortgage Loan Trust:
Series 2006-3, Class 2A3, 0.35%, 5/25/46 (a)		360	172,083
Series 2006-3, Class 2A4, 0.44%, 5/25/46 (a)		328	156,659
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 3.98%, 11/14/25 (a)(b)		250	235,613
Octagon Investment Partners XXII Ltd, Series 2014-1A, Class E1, 5.54%, 1/15/27 (a)(b)		250	222,216
OZLM Funding Ltd., Series 2012-1A, Class B, 3.98%, 7/22/23 (a)(b)		250	252,003
Soundview Home Loan Trust, Series 2007-NS1, Class A4, 0.47%, 1/25/37 (a)		200	131,890
Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 0.65%, 9/25/35 (a)		200	177,837
Voya CLO Ltd., Series 2014-4A, Class C, 4.23%, 10/14/26 (a)(b)		250	241,916
Total Asset-Backed Securities — 11.1%			3,333,087

Common Stocks		Shares	Value
Real Estate Investment Trusts (REITs) — 5.9%
Alexandria Real Estate Equities, Inc.		929	$90,596
alstria office REIT-AG		6,928	88,649
Assura PLC		112,045	91,976
CapitaRetail China Trust		57,100	72,250
Charter Hall Retail REIT		33,165	112,814
EPR Properties		2,419	157,380
Federation Centres		46,589	109,274
The GPT Group		5,309	18,614
Gramercy Property Trust, Inc.		5,010	34,669
LaSalle Hotel Properties		1,554	62,875
Liberty Property Trust		2,314	93,254
The Link REIT		14,000	94,706
National Health Investors, Inc.		1,248	93,300
National Storage REIT		33,040	37,669
Parkway Life Real Estate Investment Trust		11,700	21,016
Prologis Property Mexico SA de CV		28,093	54,632
RioCan Real Estate Investment Trust		1,424	32,992
SPH REIT		37,400	29,167
Spirit Realty Capital, Inc.		9,898	127,288
STAG Industrial, Inc.		4,027	105,507
Tritax Big Box REIT PLC		19,660	32,499
UDR, Inc.		3,574	118,871
Vastned Retail NV		1,840	91,224

			1,771,222
Real Estate Management & Development — 1.1%
Atrium Ljungberg AB, Class B		5,219	78,718
Croesus Retail Trust		74,000	51,693
LEG Immobilien AG		1,478	113,172
Sponda Oyj		19,709	90,770

			334,353
Total Common Stocks — 7.0%			2,105,575

Corporate Bonds		Par (000)
Banks — 1.5%
Chong Hing Bank Ltd., 6.50% (a)(c)	USD	200	204,000
State Bank of India, 7.14% (a)(c)		100	101,453
SunTrust Banks, Inc., 5.63% (a)(c)		150	152,813

			458,266
Diversified Financial Services — 0.5%
Voya Financial, Inc., 5.65%, 5/15/53 (a)		150	150,750
Insurance — 0.7%
QBE Insurance Group Ltd., 6.75%, 12/02/44 (a)		200	206,220
Oil, Gas & Consumable Fuels — 0.6%
Greenko Dutch BV, 8.00%, 8/01/19		200	177,500

Portfolio Abbreviations

ADR	American Depositary Receipts	FKA	Formerly Known As	PIK	Payment-in-kind
AKA	Also Known As	GBP	British Pound	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	GDR	Global Depositary Receipts	S&P	Standard & Poor’s
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	SGD	Singapore Dollar
CLO	Collateralized Loan Obligation	LP	Limited Partnership	SPDR	Standard & Poor’s Depositary Receipts
CNH	Chinese Yuan Offshore	MLP	Master Limited Partnership	USD	U.S. Dollar
ETF	Exchange Traded Fund	NVDR	Non-Voting Depository Receipts	ZAR	South African Rand
EUR	Euro	OTC	Over-the-counter

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)		Value
Real Estate Management & Development — 1.3%
Logan Property Holdings Co. Ltd., 11.25%, 6/04/19	USD	200		$188,750
Trillion Chance Ltd., 8.50%, 1/10/19		200		187,132

				375,882
Road & Rail — 0.7%
Delhi International Airport Private Ltd., 6.13%, 2/03/22		200		205,820
Specialty Retail — 1.2%
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18		200		210,000
QVC, Inc., 4.85%, 4/01/24		150		158,868

				368,868
Trading Companies & Distributors — 0.6%
Noble Group Ltd., 6.00% (c)		200		188,840
Total Corporate Bonds — 7.1%				2,132,146

Equity-Linked Notes
Aerospace & Defense — 1.8%
Credit Suisse AG (ITT Corp.), 12.95%, 2/12/15		3		120,560
The Goldman Sachs Group, Inc. (Lockheed Martin Corp.), 9.50%, 3/09/15		—	(d)	89,330
Merrill Lynch International & Co. (Honeywell International, Inc.), 9.65%, 3/04/15		1		135,993
Merrill Lynch International & Co. (United Technologies Corp.), 11.00%, 2/26/15		1		136,475
Wells Fargo & Co. (Lockheed Martin Corp.), 9.17%, 3/09/15		—	(d)	44,506

				526,864
Airlines — 1.4%
HSBC Bank PLC (Deutsche Lufthansa AG):
16.33%, 2/20/15		4		70,500
15.72%, 2/24/15		4		70,386
JPMorgan Chase & Co. (Southwest Airlines Co.),
20.50%, 3/24/15		3		136,935
Royal Bank of Canada (Alaska Air Group, Inc.):
16.22%, 3/24/15		1		43,891
16.47%, 3/25/15		1		43,885
16.62%, 3/27/15		1		43,904

				409,501
Auto Components — 0.4%
Deutsche Bank AG (Johnson Controls, Inc.):
10.63%, 3/17/15		1		43,887
10.63%, 3/18/15		1		43,879
10.63%, 3/19/15		1		43,898

				131,664
Automobiles — 1.6%
Citigroup, Inc. (Porsche Automobil Holding SE):
9.20%, 2/11/15		—	(d)	28,763
9.30%, 2/13/15		—	(d)	28,764
9.20%, 2/18/15		—	(d)	28,781
Deutsche Bank AG (Daimler AG), 12.26%, 2/06/15		2		143,028
The Goldman Sachs Group, Inc. (General Motors Co.), 16.50%, 3/20/15		4		125,078
Merrill Lynch & Co., Inc. (Ford Motor Co.), 13.91%, 5/05/15		9		137,634

				492,048

Equity-Linked Notes		Par (000)		Value
Banks — 1.3%
Credit Suisse AG (Bank of America Corp.), 12.32%, 3/11/15	USD	9		$133,681
Credit Suisse AG (Wells Fargo & Co.), 9.95%, 3/06/15		3		134,061
Merrill Lynch International & Co. (Nordea Bank AB), 24.30%, 4/27/15		5		68,072
Morgan Stanley (Nordea Bank AB), 24.02%, 4/28/15		5		67,538

				403,352
Beverages — 0.3%
Credit Suisse AG (Diageo PLC):
9.44%, 4/27/15		2		68,034
9.39%, 4/28/15		1		25,380

				93,414
Capital Markets — 0.8%
The Goldman Sachs Group, Inc. (Charles Schwab Corp.), 18.50%, 2/20/15		5		124,489
JPMorgan Chase & Co. (The Goldman Sachs Group, Inc.), 8.89%, 4/15/15		1		128,983

				253,472
Chemicals — 0.4%
Morgan Stanley (Celanese Corp.):
20.14%, 3/02/15		1		33,677
12.22%, 3/24/15		1		27,318
12.27%, 3/25/15		1		27,318
12.37%, 3/27/15		1		27,318

				115,631
Diversified Financial Services — 0.6%
Merrill Lynch International & Co. (JPMorgan Chase & Co.), 13.86%, 4/10/15		2		133,983
UBS AG (Orix Corp.), 20.50%, 2/03/15		3		41,452

				175,435
Electrical Equipment — 0.4%
Royal Bank of Canada (Eaton Corp. PLC), 8.82%, 2/04/15		2		123,813
Electronic Equipment, Instruments & Components — 0.5%
Credit Suisse AG (Corning, Inc.):
11.30%, 4/17/15		3		66,829
10.95%, 4/20/15		3		66,541

				133,370
Food & Staples Retailing — 1.3%
Morgan Stanley (Mead Johnson Nutrition Co.):
16.52%, 3/26/15		—	(d)	45,453
16.43%, 3/27/15		—	(d)	45,453
15.75%, 3/30/15		—	(d)	45,453
Royal Bank of Canada (Sysco Corp.):
12.26%, 4/14/15		2		65,563
12.37%, 4/15/15		2		65,576
Royal Bank of Canada (The Hershey Co.):
12.58%, 3/13/15		—	(d)	42,214
12.04%, 3/16/15		—	(d)	42,224
11.96%, 3/17/15		—	(d)	42,222

				394,158

See Notes to Financial Statements.

10	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)		Value
Health Care Equipment & Supplies — 0.5%
JPMorgan Chase & Co. (St. Jude Medical, Inc.):
10.12%, 4/01/15	USD	1		$68,349
10.12%, 4/02/15		1		68,349

				136,698
Health Care Providers & Services — 0.5%
Morgan Stanley (Quest Diagnostics, Inc.):
9.78%, 4/14/15		1		45,286
9.82%, 4/15/15		1		45,286
9.85%, 4/16/15		1		45,280

				135,852
Hotels, Restaurants & Leisure — 1.3%
Credit Suisse AG (Starwood Hotels & Resorts Worldwide, Inc.), 10.50%, 2/13/15		2		124,968
Royal Bank of Canada (Starwood Hotels & Resorts Worldwide, Inc.):
15.03%, 3/13/15		1		62,942
14.38%, 3/16/15		1		62,955
UBS AG (Carnival Corp.), 15.35%, 3/24/15		3		132,754

				383,619
Household Durables — 1.3%
Citigroup, Inc. (Garmin Ltd.), 16.90%, 2/13/15		1		60,055
HSBC Bank PLC (Electrolux AB):
0.00%, 4/28/15		2		54,327
15.38%, 4/29/15		2		54,327
Merrill Lynch International & Co. (Electrolux AB), 17.20%, 4/27/15		1		26,748
UBS AG (Garmin Ltd.), 16.35%, 2/17/15		1		60,152
Wells Fargo & Co. (D. R. Horton, Inc.):
17.25%, 3/24/15		3		68,264
17.63%, 3/25/15		3		68,208

				392,081
Household Products — 0.5%
JPMorgan Chase & Co. (The Clorox Co.):
12.70%, 2/27/15		—	(d)	45,648
11.60%, 3/02/15		—	(d)	45,663
11.53%, 3/03/15		—	(d)	45,655

				136,966
Industrial Conglomerates — 0.9%
Deutsche Bank AG (Siemens AG), 25.28%, 2/27/15		1		137,903
Royal Bank of Canada (General Electric Co.), 13.48%, 2/27/15		6		133,579

				271,482
Internet Software & Services — 0.4%
The Goldman Sachs Group, Inc. (Akamai Technologies):
24.65%, 2/06/15		1		64,228
24.65%, 2/09/15		1		64,386

				128,614
IT Services — 0.9%
Credit Suisse AG (Xerox Corp.), 12.48%, 4/03/15		5		65,108
Deutsche Bank AG (Xerox Corp.), 12.55%, 4/02/15		5		65,123
UBS AG (Fleetcor Technologies, Inc.), 14.00%, 2/02/15		1		128,064

				258,295
Leisure Products — 0.4%
Wells Fargo & Co. (Polaris Industries):
10.69%, 4/17/15		—	(d)	66,685
10.38%, 4/20/15		—	(d)	66,672

				133,357

Equity-Linked Notes		Par (000)		Value
Machinery — 1.1%
Credit Suisse AG (Kone Oyj), 19.34%, 4/27/15	USD	—	(d)	$19,419
The Goldman Sachs Group, Inc. (Snap-On, Inc.), 11.95%, 3/02/15		—	(d)	33,317
JPMorgan Chase & Co. (Cummins, Inc.):
15.10%, 3/02/15		—	(d)	66,622
15.05%, 3/03/15		—	(d)	66,635
JPMorgan Chase & Co. (Oshkosh Corp.):
13.57%, 4/20/15		—	(d)	20,449
13.57%, 4/21/15		—	(d)	20,448
13.57%, 4/22/15		—	(d)	20,448
13.57%, 4/23/15		—	(d)	20,448
Merrill Lynch & Co., Inc. (Oshkosh Corp.), 17.11%, 4/24/15		1		34,829
Wells Fargo & Co. (Oshkosh Corp.), 14.97%, 4/17/15		—	(d)	20,180

				322,795
Media — 0.5%
Citigroup, Inc. (ITV PLC):
14.60%, 2/19/15		9		27,865
14.50%, 2/20/15		9		27,849
13.70%, 2/24/15		9		27,832
15.40%, 2/26/15		9		27,804
14.00%, 3/02/15		9		27,820

				139,170
Metals & Mining — 0.4%
Morgan Stanley (Alcoa, Inc.), 20.73%, 3/13/15		8		128,608
Multiline Retail — 0.4%
The Goldman Sachs Group, Inc. (Dollar General Corp.), 18.50%, 3/02/15		2		131,797
Paper & Forest Products — 0.9%
Royal Bank of Canada (International Paper Co.), 12.66%, 2/04/15		3		133,941
Wells Fargo & Co. (International Paper Co.):
13.71%, 3/12/15		1		66,878
13.54%, 3/13/15		1		66,878

				267,697
Personal Products — 0.3%
Deutsche Bank AG (Kao Corp.):
11.50%, 2/02/15		1		46,885
11.00%, 2/03/15		1		46,940

				93,825
Pharmaceuticals — 1.3%
Credit Suisse AG (Bristol-Myers Squibb Co.), 11.25%, 4/17/15		2		133,014
Merrill Lynch International & Co. (Novartis AG), 14.50%, 4/27/15		1		134,089
Merrill Lynch International & Co. (Roche Holding AG), 15.10%, 4/27/15		—	(d)	134,690

				401,793
Road & Rail — 1.8%
JPMorgan Chase & Co. (Union Pacific Corp.), 10.71%, 3/13/15		1		134,023
Royal Bank of Canada (Norfolk Southern Corp.), 11.13%, 3/24/15		1		129,452
UBS AG (CSX Corp.), 13.50%, 4/14/15		4		131,776
Wells Fargo & Co. (Kansas City Southern):
12.35%, 3/24/15		1		68,270
12.66%, 3/26/15		1		68,255

				531,776

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	11

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.4%
Merrill Lynch International & Co. (Intel Corp.), 11.27%, 4/13/15	USD	4	$125,071
Soaps & Cosmetics — 0.9%
Citigroup, Inc. (Ulta Salon, Cosmetics, & Fragrance, Inc.), 20.33%, 3/05/15		1	68,442
The Goldman Sachs Group, Inc. (Ulta Salon, Cosmetics, & Fragrance, Inc.), 20.00%, 3/06/15		1	68,012
Morgan Stanley (Ulta Salon, Cosmetics, & Fragrance, Inc.), 16.00%, 3/03/15		1	138,164

			274,618
Software — 0.9%
Citigroup, Inc. (Autodesk, Inc.), 18.71%, 2/26/15		1	62,395
Citigroup, Inc. (SAP SE), 14.30%, 2/20/15		2	140,103
The Goldman Sachs Group, Inc. (Autodesk, Inc.), 18.00%, 2/27/15		1	62,371

			264,869
Specialty Retail — 0.9%
Citigroup, Inc. (Gap, Inc.), 17.75%, 2/24/15		2	68,425
Deutsche Bank AG (Kering), 16.78%, 2/06/15		1	142,403
The Goldman Sachs Group, Inc. (Gap, Inc.), 16.25%, 2/25/15		2	68,316

			279,144
Textiles, Apparel & Luxury Goods — 1.3%
Barclays Bank PLC (Coach, Inc.), 23.75%, 3/20/15		2	67,084
Citigroup, Inc. (Nike, Inc.), 8.75%, 3/18/15		1	130,827
Deutsche Bank AG (Coach, Inc.), 24.21%, 3/13/15		2	66,900
Merrill Lynch International & Co. (Coach, Inc.):
18.19%, 3/13/15		2	68,469
17.27%, 3/16/15		2	68,469

			401,749
Tobacco — 1.7%
Citigroup, Inc. (Imperial Tobacco Group PLC):
29.00%, 2/24/15		2	72,224
28.00%, 2/26/15		2	72,183
Citigroup, Inc. (Lorillard, Inc.), 11.17%, 3/06/15		1	46,212
Citigroup, Inc. (Philip Morris International, Inc.), 18.91%, 2/05/15		2	130,564
The Goldman Sachs Group, Inc. (Japan Tobacco, Inc.), 13.70%, 2/03/15		2	54,410
JPMorgan Chase & Co. (Lorillard, Inc.):
10.36%, 3/09/15		1	46,330
10.60%, 3/10/15		1	46,347
Morgan Stanley (Tobacco, Inc.), 13.74%, 2/02/15		2	56,237

			524,507
Trading Companies & Distributors — 0.5%
UBS AG (Fastenal Co.):
11.75%, 4/13/15		2	68,573
11.70%, 4/14/15		2	68,561

			137,134
Total Equity-Linked Notes — 30.8%			9,254,239

Investment Companies	Shares	Value
Eaton Vance Limited Duration Income Fund	17,628	$246,968
Eaton Vance Senior Income Trust	39,994	249,963
First Trust High Income Long/Short Fund	10,817	174,586
Invesco Senior Income Trust	38,877	174,169
iShares Emerging Markets Dividend ETF (e)	27,904	1,169,733
iShares iBoxx $ High Yield Corporate Bond ETF (e)	7,371	665,085
MFS Charter Income Trust	20,431	179,180
MFS Multimarket Income Trust	28,526	178,002
Nuveen Floating Rate Income Fund	16,245	176,096
Nuveen Floating Rate Income Opportunity Fund	15,943	176,808
Nuveen Mortgage Opportunity Term Fund	10,974	257,121
Nuveen Quality Preferred Income Fund	21,713	186,298
Nuveen Quality Preferred Income Fund 2	20,134	188,454
Nuveen Senior Income Fund	38,321	247,170
Picton Property Income Ltd.	52,345	54,795
Voya Prime Rate Trust	47,949	251,732
Wells Fargo Advantage Income Opportunities Fund	28,347	246,619
Total Investment Companies — 16.0%		4,822,779

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 6.7%
Alternative Loan Trust:
Series 2005-16, Class A1, 1.76%, 6/25/35 (a)	USD	169	151,825
Series 2005-72, Class A3, 0.47%, 1/25/36 (a)		247	198,582
Series 2005-R2, Class 1AF1, 0.51%, 6/25/35 (a)(b)		192	170,100
Series 2006-OA6, Class 1A2, 0.38%, 7/25/46 (a)		238	197,542
Series 2006-OA14, Class 1A1, 1.84%, 11/25/46 (a)		211	179,745
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 0.88%, 4/25/47 (a)		204	173,637
Structured Asset Mortgage Investments II Trust:
Series 2005-AR8, Class A1A, 0.45%, 2/25/36 (a)		229	185,074
Series 2006-AR1, Class 2A1, 0.40%, 2/25/36 (a)		254	212,906
Series 2006-AR3, Class 11A1, 0.38%, 4/25/36 (a)		324	238,075
Series 2006-AR6, Class 1A3, 0.36%, 7/25/46 (a)		264	169,031
Series 2006-AR6, Class 2A1, 0.36%, 7/25/46 (a)		194	155,297

			2,031,814
Commercial Mortgage-Backed Securities — 5.0%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ, 5.59%, 6/10/49 (a)		150	156,571
Carefree Portfolio Trust, Series 2014-CARE, Class D, 3.42%, 11/15/29 (a)(b)		150	150,340
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.40%, 12/15/27 (a)(b)		150	150,097

See Notes to Financial Statements.

12	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Commercial Mortgage Trust:
Series 2013-FL3, Class RGC2, 4.50%, 10/13/28 (a)(b)	USD	150	$150,000
Series 2014-FL5, Class D, 2.46%, 10/15/16 (a)(b)		150	137,596
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		150	154,036
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (a)		150	151,525
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (a)		150	155,961
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, 6.13%, 7/15/40 (a)		150	156,593
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		150	146,900

			1,509,619
Interest Only Commercial Mortgage-Backed Securities — 1.0%
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.35%, 2/10/47 (a)		2,087	146,049
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.21%, 4/10/47 (a)		1,926	147,888

			293,937
Total Non-Agency Mortgage-Backed Securities — 12.7%			3,835,370

Preferred Securities
Capital Trusts
Banks — 3.0%
Bank of America Corp., 6.50% (a)(c)		150	157,078
Citigroup, Inc., 6.30% (a)(c)		150	150,891
Fifth Third Bancorp, 4.90% (a)(c)		150	145,500
Industrial & Commercial Bank of China Ltd., 6.00% (a)(c)		200	207,000
JPMorgan Chase Capital XXIII, 1.23%, 5/15/47 (a)		20	15,550
Popular, Inc., 7.00%, 7/01/19		150	150,937
Wells Fargo & Co., 5.88% (a)(c)		70	73,150

			900,106
Capital Markets — 1.0%
The Bank of New York Mellon Corp., 4.50% (a)(c)		150	139,406
Morgan Stanley, 5.45% (a)(c)		150	152,449

			291,855
Consumer Finance — 1.0%
American Express Co.:
5.20% (a)(c)		150	152,117
6.80%, 9/01/66 (a)		150	158,250

			310,367
Diversified Financial Services — 1.1%
JPMorgan Chase & Co., 7.90% (a)(c)		150	161,203
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		150	168,059

			329,262
Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(c)		150	157,500

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Insurance — 4.0%
American International Group, Inc., 8.18%, 5/15/68 (a)	USD	150	$205,500
AXA SA, 6.38% (a)(b)(c)		150	164,625
Genworth Holdings, Inc., 4.80%, 2/15/24		25	20,273
Liberty Mutual Group, Inc., 7.80%, 3/15/87 (b)		150	176,250
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)		150	190,500
Nationwide Financial Services, Inc., 6.75%, 5/15/67		150	156,750
Prudential Financial, Inc., 5.63%, 6/15/43 (a)		150	156,000
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (a)		150	150,563

			1,220,461
Oil, Gas & Consumable Fuels — 0.5%
The Williams Cos., Inc., 4.55%, 6/24/24		150	139,239
Trading Companies & Distributors — 0.6%
Aviation Capital Group Corp., 7.13%, 10/15/20 (b)		150	172,647
Total Capital Trusts — 11.7%			3,521,437

Preferred Stocks		Shares
Banks — 1.0%
Regions Financial Corp., 6.38% (c)		6,000	151,020
Wells Fargo & Co., 5.85% (a)(c)		6,000	154,800

			305,820
Capital Markets — 1.5%
The Goldman Sachs Group, Inc., 6.38% (c)		6,000	158,040
State Street Corp.:
5.90% (c)(f)		6,000	158,580
6.00% (c)		5,000	128,650

			445,270
Consumer Finance — 0.5%
Capital One Financial Corp., 6.25% (c)		6,000	153,360
Electric Utilities — 1.1%
SCE Trust I, 5.63% (c)		6,000	152,160
SCE Trust III, 5.75% (c)		6,000	164,220

			316,380
Insurance — 0.5%
The Allstate Corp., 5.10%, 1/15/53		6,000	154,860
Real Estate Investment Trusts (REITs) — 1.0%
DDR Corp., 6.25% (c)		6,000	157,740
Public Storage, 5.20% (c)		6,000	146,760

			304,500
Total Preferred Stocks — 5.6%			1,680,190
Total Preferred Securities — 17.3%			5,201,627
Total Long-Term Investments (Cost — $30,865,234) — 102.0%			30,684,823

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (e)(g)	2,262,479		2,262,479
Total Short-Term Securities (Cost — $2,262,479) — 7.5%			2,262,479
Total Investments (Cost — $33,127,713) — 109.5%			32,947,302
Liabilities in Excess of Other Assets — (9.5)%			(2,850,469)

Net Assets — 100.0%			$30,096,833

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	13

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Par is less than $500.

(e)	During the period ended January 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at January 31, 2015	Value at January 31, 2015	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	2,262,479	[1]	—	2,262,479	$2,262,479	$804	—
iShares Emerging Markets Dividend ETF	33,882		5,978	27,904	$1,169,733	$1,780	$(17,953)
iShares iBoxx $ High Yield Corporate Bond ETF	29,187		21,816	7,371	$665,085	$19,526	$(44,028)

[1]	Represents net shares purchased.

(f)	Non-income producing security.

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
79	Euro STOXX 50 Index	Eurex	March 2015	USD	2,989,638	$294,386
34	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	3,380,280	(82,305)
7	Ultra Treasury Bonds	Chicago Board of Trade	March 2015	USD	1,252,563	116,535
(10)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	1,412,000	112,031
(35)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	4,247,031	(84,092)
Total						$356,555

•	As of January 31, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 23 Version 1	5.00%	Chicago Mercantile	12/20/19	B+	USD	565	$5,774

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

14	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Asset-Backed Securities	—	$3,333,087	—	$3,333,087
Common Stocks	$1,276,433	829,142	—	2,105,575
Corporate Bonds	—	2,132,146	—	2,132,146
Equity-Linked Notes	—	8,806,820	$447,419	9,254,239
Investment Companies	4,822,779	—	—	4,822,779
Non-Agency Mortgage-Backed Securities	—	3,685,370	150,000	3,835,370
Preferred Securities	1,680,190	3,521,437	—	5,201,627
Short-Term Securities	2,262,479	—	—	2,262,479

Total	$10,041,881	$22,308,002	$597,419	$32,947,302

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$5,774	—	$5,774
Equity contracts	$294,386	—	—	294,386
Foreign currency exchange contracts	112,031	—	—	112,031
Interest rate contracts	116,535	—	—	116,535
Liabilities:
Equity contracts	(82,305)	—	—	(82,305)
Interest rate contracts	(84,092)	—	—	(84,092)

Total	$356,555	$5,774	—	$362,329

[2] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$19,712	—	—	$19,712
Cash pledged for centrally cleared swaps	30,000	—	—	30,000
Cash pledged for financial futures contracts	466,000	—	—	466,000
Foreign currency at value	7,861	—	—	7,861

Total	$523,573	—	—	$523,573

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	15

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Equity- Linked Notes	Non- Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of July 31, 2014	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	$2	$2
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	$(7,817)	186	(7,631)
Purchases	455,236	149,812	605,048
Sales	—	—	—
Closing Balance, as of January 31, 2015	$447,419	$150,000	$597,419

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015	$(7,817)	$186	$(7,631)

[1]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

16	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.43%, 7/25/36 (a)	USD	4,000	$2,323,434
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.90%, 4/15/24 (a)(b)		2,500	2,370,898
ALM II Ltd., Series 2015-2, Class B, 3.51%, 4/16/27		1,000	990,200
ALM IV Ltd., Series 2011-4A, Class E, 4.43%, 7/18/22 (a)(b)		3,932	3,829,141
ALM V Ltd.:
Series 2012-5A, Class A1R, 1.46%, 2/13/23 (a)(b)		2,500	2,490,257
Series 2012-5A, Class C, 4.73%, 2/13/23 (a)(b)		2,500	2,502,372
Series 2012-5A, Class D, 5.73%, 2/13/23 (a)(b)		5,345	5,117,936
ALM VII Ltd., Series 2012-7A, Class C, 4.76%, 10/19/24 (a)(b)		1,000	999,985
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.68%, 4/24/24 (a)(b)		2,500	2,381,253
Series 2013-7RA, Class D, 5.23%, 4/24/24 (a)(b)		2,000	1,840,215
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 2.11%, 4/24/24 (a)(b)		7,750	7,607,218
ALM VIII Ltd.:
Series 2013-8A, Class C, 3.43%, 1/20/26 (a)(b)		3,200	2,943,846
Series 2013-8A, Class D, 4.76%, 1/20/26 (a)(b)		2,000	1,709,579
ALM X Ltd., Series 2013-10A, Class A2, 2.25%, 1/15/25 (a)(b)		1,500	1,466,677
ALM XIV Ltd., Series 2014-14A, Class D, 5.08%, 7/28/26 (a)(b)		2,000	1,736,356
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)		1,118	1,101,892
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19		1,750	1,738,643
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,200,674
Series 2013-4, Class B, 1.66%, 9/10/18		1,000	1,007,939
Series 2013-4, Class C, 2.72%, 9/09/19		900	917,532
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,005,631
AMMC CLO XV Ltd., Series 2014-15A, Class C1, 3.71%, 12/09/26 (a)(b)		1,000	990,000
Apidos CDO XI, Series 2012-11A, Class D, 4.48%, 1/17/23 (a)(b)		1,600	1,577,535
Apidos CLO XII, Series 2013-12A, Class D, 3.28%, 4/15/25 (a)(b)		1,500	1,376,504
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 3.73%, 10/17/24 (a)(b)		3,500	3,307,505
Ares XXXII CLO Ltd.:
Series 2014-32A, Class A2, 2.53%, 11/15/25 (a)(b)		2,500	2,481,750
Series 2014-32A, Class B, 3.48%, 11/15/25 (a)(b)		1,500	1,480,500
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.47%, 1/15/21 (a)(b)		2,283	2,278,127
Asset-Backed European Securitisation Transaction, Series 10, Class A, 0.58%, 12/10/28 (a)	EUR	206	232,652
Atrium CDO Corp., Series 2013-10A, Class D, 3.73%, 7/16/25 (a)(b)	USD	1,000	944,844
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25 (a)(b)		2,500	2,311,075
Battalion CLO VII Ltd., Series 2014-7A, Class A2, 2.75%, 10/17/26 (a)(b)		3,000	3,019,972

Asset-Backed Securities		Par (000)	Value
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE7, Class 1A2, 0.34%, 9/25/36 (a)	USD	2,833	$2,277,731
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, 1.89%, 4/25/34 (a)		5,709	5,207,087
Series 2006-1, Class M1, 0.67%, 2/25/36 (a)		3,300	3,097,489
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24 (a)(b)		1,000	928,803
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class B, 3.03%, 7/20/26 (a)(b)		2,000	1,889,176
Series 2014-IVA, Class C, 3.73%, 7/20/26 (a)(b)		500	460,314
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.75%, 10/15/23 (a)(b)		2,750	2,704,021
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.15%, 10/20/26 (a)(b)		2,000	1,756,581
BlueMountain CLO Ltd., Series 2014-1A, Class C, 2.98%, 4/30/26 (a)(b)		1,500	1,436,542
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.28%, 4/17/25 (a)(b)		1,000	909,531
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.73%, 1/20/25 (a)(b)		600	598,329
Series 2013-1A, Class C, 4.23%, 2/14/25 (a)(b)		2,000	1,944,617
Series 2013-2A, Class D, 3.98%, 4/18/25 (a)(b)		2,250	2,154,436
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3, 0.32%, 1/25/37 (a)		4,000	2,476,176
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 4.05%, 3/25/37 (a)(c)		9,007	5,532,845
Central Park CLO Ltd., Series 2011-1A, Class D, 3.46%, 7/23/22 (a)(b)		2,750	2,717,019
CFIP CLO Ltd., Series 2013-1A, Class D, 4.01%, 4/20/24 (a)(b)		1,500	1,411,595
Chase Issuance Trust, Series 2007-A3, Class A3, 5.23%, 4/15/19		5,000	5,430,450
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76%, 12/16/19 (b)		1,990	2,014,971
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.38%, 8/14/24 (a)(b)		1,750	1,711,293
Series 2012-2X, Class B1L, 4.48%, 12/05/24		2,000	1,970,708
Series 2013-2A, Class B71, 3.83%, 4/21/25 (a)(b)		1,000	938,691
Series 2014-5A, Class A1, 1.82%, 1/17/27 (a)(b)		4,500	4,488,300
Series 2014-5A, Class C, 3.59%, 1/17/27 (a)(b)		2,000	1,962,000
CNH Equipment Trust, Series 2014-A, Class A4, 1.50%, 5/15/20		4,020	4,042,757
Countrywide Asset-Backed Certificates:
Series 2006-12, Class 2A2, 0.32%, 12/25/36 (a)		1,150	1,072,112
Series 2006-19, Class 2A2 0.33%, 3/25/37 (a)		5,818	5,303,932
Series 2006-BC5, Class 2A3, 0.34%, 3/25/37 (a)		6,626	6,240,275

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.50%, 4/15/21 (b)	USD	2,740	$2,749,711
Discover Card Execution Note Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20		1,480	1,650,200
Driver UK, Series 2, Class B, 1.40%, 1/25/23 (a)	GBP	500	748,594
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class B, 2.58%, 11/09/25 (a)(b)	USD	2,000	1,970,000
Series 2014-36A, Class C, 3.28%, 11/09/25 (a)(b)		2,750	2,667,500
Eaton Vance CLO Ltd., Series 2013-1A, Class A2, 2.03%, 11/13/24 (a)(b)		3,500	3,375,279
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.88%, 3/21/24 (a)(b)		5,900	5,510,215
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.73%, 10/25/24 (a)(b)		725	723,031
Ford Credit Floorplan Master Owner Trust A:
Series 2012-2, Class A, 1.92%, 1/15/19		2,460	2,503,781
Series 2013-5, Class A1, 1.50%, 9/15/18		3,595	3,625,529
Series 2014-1, Class A1, 1.20%, 2/15/19		2,505	2,509,995
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.62%, 11/15/24 (a)(b)		4,365	4,329,454
Goldentree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.53%, 4/25/25 (a)(b)		1,500	1,404,219
Gosforth Funding PLC, Series 2014-1, Class A2, 1.20%, 10/19/56 (a)(c)	GBP	315	474,724
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.73%, 7/17/23 (a)(b)	USD	1,000	984,995
GSAA Home Equity Trust:
Series 2005-10, Class M4, 0.82%, 6/25/35 (a)		3,250	2,947,341
Series 2005-11, Class 2A1, 0.45%, 10/25/35 (a)		475	438,957
Series 2006-4, Class 4A3, 5.15%, 3/25/36 (a)		8,200	5,038,073
Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		5,369	3,065,093
GSAMP Trust:
Series 2006-HE6, Class A4, 0.41%, 8/25/36 (a)		3,348	2,533,867
Series 2006-NC1, Class A3, 0.46%, 2/25/36 (a)		8,500	7,349,508
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.75%, 4/15/25 (a)(b)		2,750	2,570,467
Highbridge Loan Management Ltd.:
Series 2015-5A, Class B1, 2.59%, 1/29/26 (a)(b)		7,000	6,904,100
Series 2015-5A, Class C1, 3.44%, 1/29/26 (a)(b)		6,000	5,848,200
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2005-C, Class M1, 0.65%, 10/25/35 (a)		8,000	7,089,536
Series 2006-A, Class A4, 0.47%, 3/25/36 (a)		3,263	2,113,249
ING Investment Management CLO Ltd.:
Series 2012-1RA, Class CR, 3.93%, 3/14/22 (a)(b)		3,000	2,974,278
Series 2013-2A, Class A1, 1.41%, 4/25/25 (a)(b)		3,500	3,434,827
Series 2013-2A, Class C, 3.76%, 4/25/25 (a)(b)		1,000	942,805

Asset-Backed Securities		Par (000)	Value
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.40%, 12/17/30 (a)(b)	USD	1,982	$1,968,579
Series 2014-SFR3, Class E, 4.66%, 12/17/31 (a)(b)		12,850	13,073,564
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.23%, 11/05/24 (a)(b)		2,300	2,219,722
JFIN CLO Ltd., Series 2014-1A, Class E, 5.23%, 4/20/25 (a)(b)		2,000	1,743,560
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A5, 0.43%, 4/25/36 (a)		8,000	6,862,648
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		6,070	3,639,345
Lehman XS Trust, Series 2007-1, Class 2A1, 5.60%, 2/25/37 (a)		3,905	3,597,660
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25 (a)(b)		5,000	4,690,436
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.49%, 1/27/26 (a)(b)		1,450	1,427,090
Marea CLO Ltd., Series 2012-1X, Class D, 4.78%, 10/16/23 (a)		1,500	1,473,837
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.45%, 2/25/36 (a)		9,000	8,149,338
Morgan Stanley Mortgage Loan Trust, Series 2007-IXS, Class 2A3, 5.92%, 9/25/46 (a)(c)		947	533,646
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.48%, 10/15/25 (a)(b)		2,500	2,278,405
Neuberger Berman CLO XVII Ltd., Series 2014-18A, Class B, 3.38%, 11/14/25 (a)(b)		3,000	2,893,982
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.11%, 5/15/19		2,430	2,437,057
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.25%, 4/16/21 (a)(b)		4,000	4,013,719
Oaktree ELF II Ltd.:
Series 2014-A2, Class, B, 2.60%, 11/15/25 (a)(b)		7,000	6,931,694
Series 2014-A2, Class, C, 3.50%, 11/15/25 (a)(b)		4,000	3,884,857
Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 6/15/32 (a)		173	186,082
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.23%, 1/15/24 (a)(b)		2,000	1,937,710
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D, 3.78%, 1/19/25 (a)(b)		4,000	3,775,271
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.58%, 7/17/25 (a)(b)		500	455,535
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.43%, 10/25/25 (a)(b)		1,000	919,505
Octagon Investment Partners XX Ltd., Series 2014-1A, Class A, 1.68%, 8/12/26 (a)(b)		5,500	5,431,552
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class B2, 2.59%, 11/22/25 (a)(b)		5,500	5,415,556
Series 2014-1A, Class C1, 3.54%, 11/22/25 (a)(b)		2,000	1,973,868

See Notes to Financial Statements.

18	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
OHA Credit Partners VI Ltd., Series 2012-6A, Class B1, 2.63%, 5/15/23 (a)(b)	USD	3,000	$2,999,959
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.15%, 4/20/21 (a)(b)		1,103	1,097,704
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		3,990	3,993,112
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)		3,990	3,978,150
Series 2015-1A, Class A, 3.19%, 3/18/26 (b)		3,475	3,473,896
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.13%, 1/22/25 (a)(b)		3,500	3,354,757
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.43%, 7/22/25 (a)(b)		1,250	1,145,265
OZLM Funding Ltd., Series 2012-1A, Class B, 3.98%, 7/22/23 (a)(b)		2,000	2,016,026
OZLM IX Ltd., Series 2014-9A, Class B, 3.53%, 1/20/27 (a)(b)		1,000	987,500
OZLM VII Ltd., Series 2014-7A, Class A2A, 2.31%, 7/17/26 (a)(b)		1,600	1,555,861
Palmer Square CLO Ltd.:
Series 2013-1A, Class B, 3.08%, 5/15/25 (a)(b)		2,500	2,394,162
Series 2014-1A, Class B, 2.78%, 10/17/22 (a)(b)		2,000	1,949,552
Series 2014-1A, Class C, 4.08%, 10/17/22 (a)(b)		1,250	1,232,479
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (b)		2,500	2,515,045
Race Point V CLO Ltd., Series 2011-5AR, Class ER, 6.23%, 12/15/22 (a)(b)		1,500	1,514,209
Race Point VII CLO Ltd., Series 2012-7A, Class D, 4.48%, 11/08/24 (a)(b)		3,000	2,967,543
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.48%, 2/20/25 (a)(b)		3,500	3,439,333
Regatta Funding LP, Series 2013-2A, Class C, 4.23%, 1/15/25 (a)(b)		1,750	1,682,839
Santander Drive Auto Receivables Trust:
Series 2012-2, Class C, 3.20%, 2/15/18		2,754	2,779,270
Series 2012-3, Class C, 3.01%, 4/16/18		2,530	2,563,487
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,560,583
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		4,980	4,998,257
Series 2013-1, Class B, 1.16%, 1/15/19		2,610	2,617,911
Series 2013-3, Class C, 1.81%, 4/15/19		1,000	1,002,499
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		2,150	2,207,936
Series 2014-1, Class B, 1.59%, 10/15/18		2,250	2,255,697
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,020,604
Series 2014-S3, Class R, 1.43%, 2/19/19 (b)		2,227	2,226,709
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3C, 0.32%, 10/25/36 (a)		5,100	2,636,221
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.30%, 4/15/25 (a)(b)		6,700	6,542,969
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.68%, 5/15/26 (a)(b)		2,000	1,974,377
SLM Private Credit Student Loan Trust, Series 2003-11, Class A6, 0.98%, 12/15/25 (a)(b)		3,500	3,497,333
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		1,350	1,428,709

Asset-Backed Securities		Par (000)	Value
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)	USD	1,469	$1,483,623
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		2,810	2,933,070
Series 2012-E, Class A1, 0.90%, 10/16/23 (a)(b)		1,246	1,249,346
Series 2012-E, Class A2A, 2.09%, 6/15/45 (b)		5,050	5,094,334
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		525	525,019
Series 2013-B, Class A1, 0.80%, 7/15/22 (a)(b)		1,817	1,819,896
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		815	812,063
Series 2013-B, Class A2B, 1.25%, 6/17/30 (a)(b)		1,455	1,469,380
SLM Student Loan Trust, Series 2005-B, Class A2, 0.41%, 3/15/23 (a)		1,170	1,160,958
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.02%, 10/25/27 (b)		1,544	1,578,599
Sound Point CLO VII Ltd., Series 2014-3A, Class A, 1.73%, 1/23/27 (a)(b)		7,500	7,425,000
Soundview Home Loan Trust:
Series 2006-EQ1, Class A4, 0.42%, 10/25/36 (a)		10,000	6,792,890
Series 2007-NS1, Class A4, 0.47%, 1/25/37 (a)		35,445	23,374,170
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.86%, 7/28/21 (a)(b)		1,250	1,225,698
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.53%, 10/15/25 (a)(b)		1,500	1,478,507
Symphony CLO XV Ltd., Series 2014-15A, Class A, 1.65%, 10/17/26 (a)(b)		15,000	14,888,485
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.61%, 11/16/20		3,140	3,119,599
TICP CLO I Ltd., Series 2014-1A, Class A1, 1.76%, 4/26/26 (a)(b)		2,000	1,981,814
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.54%, 1/20/27 (a)(b)		4,000	3,966,955
Series 2014-3A, Class B1, 2.35%, 1/20/27 (a)(b)		5,000	4,952,705
Series 2014-3A, Class C1, 3.25%, 1/20/27		1,500	1,518,599
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.73%, 7/15/25 (a)(b)		1,250	1,177,309
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 1.84%, 1/15/27 (a)(b)		2,350	2,338,955
Series 2014-19A, Class B, 2.69%, 1/15/27 (a)(b)		2,000	1,975,800
Series 2014-19A, Class C, 3.54%, 1/15/27 (a)(b)		3,000	2,933,400
Volta II Electricity Receivables Securitization Notes, Series 2014-2, Class SNR 2.98%, 2/16/18	EUR	325	369,553
Voya CLO Ltd.:
Series 2014-4A, Class A1, 1.73%, 10/14/26 (a)(b)	USD	5,000	4,975,036
Series 2014-4A, Class A2A, 2.63%, 10/14/26 (a)(b)		2,000	2,006,056
Series 2014-4A, Class B, 3.58%, 10/14/26 (a)(b)		1,800	1,794,161
WaMu Asset-Backed Certificates, Series 2007-HE3, Class 2A5, 0.42%, 5/25/47 (a)		9,633	6,814,277

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
World Financial Network Credit Card Master Trust, Series 2014-C, Class A, 1.54%, 8/15/21	USD	2,505	$2,499,990
Ziggurat CLO I Ltd.:
Series 2014-1A, Class A1, 1.81%, 10/17/26 (a)(b)		4,000	3,980,400
Series 2014-1A, Class B1, 2.33%, 10/17/26 (a)(b)		2,000	1,933,200
Total Asset-Backed Securities — 5.0%			526,610,470

Common Stocks		Shares
Aerospace & Defense — 0.2%
L-3 Communications Holdings, Inc.		2,403	295,857
Lockheed Martin Corp.		7,560	1,424,077
Northrop Grumman Corp.		59,266	9,301,799
Raytheon Co.		8,708	871,235
United Technologies Corp.		84,973	9,753,201

			21,646,169
Air Freight & Logistics — 0.3%
Deutsche Post AG, Registered Shares		517,864	16,759,607
United Parcel Service, Inc., Class B		148,933	14,720,538

			31,480,145
Airlines — 0.0%
Japan Airlines Co. Ltd.		22,400	758,366
Auto Components — 0.0%
Cheng Shin Rubber Industry Co. Ltd.		164,000	395,311
Yokohama Rubber Co. Ltd.		59,000	555,070

			950,381
Automobiles — 0.0%
China Motor Corp.		45,000	38,616
Isuzu Motors Ltd.		3,800	50,588
Mitsubishi Motors Corp.		10,400	87,924
Toyota Motor Corp.		10,600	683,392

			860,520
Banks — 1.3%
Banco de Chile		41,961,945	4,626,821
Bank Central Asia Tbk PT		3,767,266	3,955,477
Bank Mandiri Persero Tbk PT		2,922,256	2,517,251
Bank of China Ltd., H Shares		4,359,000	2,433,450
China CITIC Bank Corp. Ltd., H Shares		211,000	156,032
China Construction Bank Corp., H Shares		5,514,000	4,413,852
Credicorp Ltd.		23,650	3,408,438
DBS Group Holdings Ltd.		910,000	13,267,461
First Financial Holding Co. Ltd.		1,398,000	814,416
HSBC Holdings PLC		1,353,652	12,488,625
Hua Nan Financial Holdings Co. Ltd.		110,000	61,148
Industrial & Commercial Bank of China Ltd., H Shares		17,160,000	12,237,267
Intesa Sanpaolo SpA		817,823	2,391,518
Itau UniBanco Holding SA — ADR, Preference Shares		870,192	10,546,733
Kasikornbank Pcl — NVDR (d)		648,600	4,388,196
Komercni Banka AS		15,341	3,121,946
M&T Bank Corp.		84,712	9,586,010
Mizuho Financial Group, Inc.		1,649,600	2,697,292
National Bank of Canada		235,652	8,198,768

Common Stocks	Shares	Value
Banks (concluded)
Nordea Bank AB	655,056	$8,316,441
Powszechna Kasa Oszczednosci Bank Polski SA	180,387	1,668,973
Royal Bank of Canada	8,146	459,899
Siam Commercial Bank Pcl — NVDR (d)	561,400	3,075,419
Svenska Handelsbanken AB, A Shares	266,077	12,599,808
U.S. Bancorp	281,402	11,793,558

		139,224,799
Beverages — 0.9%
AMBEV SA	63,500	417,220
Anheuser-Busch InBev NV	171,433	20,908,926
The Coca-Cola Co.	739,351	30,439,081
Diageo PLC	738,574	21,862,334
Dr Pepper Snapple Group, Inc.	5,438	420,194
Molson Coors Brewing Co., Class B	4,256	323,158
PepsiCo, Inc.	159,907	14,996,078

		89,366,991
Building Products — 0.1%
Assa Abloy AB, Class B	86,078	4,701,061
Capital Markets — 0.1%
BlackRock, Inc.	3,701	1,260,228
Invesco Ltd.	12,158	446,563
Jupiter Fund Management PLC	712,444	4,052,617
Northern Trust Corp.	6,238	407,840

		6,167,248
Chemicals — 0.3%
Air Products & Chemicals, Inc.	5,972	869,583
Asahi Kasei Corp.	58,000	572,812
The Dow Chemical Co.	33,460	1,511,054
E.I. du Pont de Nemours & Co.	25,646	1,826,252
Givaudan SA, Registered Shares	8,861	16,152,059
LyondellBasell Industries NV, Class A	12,204	965,214
Mitsubishi Gas Chemical Co., Inc.	12,000	54,256
Syngenta AG, Registered Shares	36,429	11,866,158

		33,817,388
Commercial Services & Supplies — 0.0%
Cleanaway Co. Ltd.	349,000	1,706,648
Park24 Co. Ltd.	47,100	805,908
Republic Services, Inc.	7,931	314,702

		2,827,258
Communications Equipment — 0.1%
Cisco Systems, Inc.	143,530	3,784,168
Harris Corp.	13,687	918,808

		4,702,976
Construction Materials — 0.0%
Asia Cement Corp.	102,000	122,973
China Resources Cement Holdings Ltd.	296,000	175,660
Indocement Tunggal Prakarsa Tbk PT	19,400	34,968
PPC Ltd.	20,786	38,091
Semen Indonesia Persero Tbk PT	58,600	67,013
Siam City Cement Pcl — NVDR (d)	121,100	1,581,895
Taiwan Cement Corp.	1,437,000	1,940,114

		3,960,714
Containers & Packaging — 0.0%
MeadWestvaco Corp.	4,696	236,115

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Distributors — 0.2%
Genuine Parts Co.	192,705	$17,910,003
Diversified Consumer Services — 0.1%
H&R Block, Inc.	107,865	3,697,612
Kroton Educacional SA	581,326	2,664,794

		6,362,406
Diversified Financial Services — 0.2%
Bolsa Mexicana de Valores SAB de CV	2,159,684	3,564,534
CME Group, Inc.	8,954	763,776
FirstRand Ltd.	1,625,541	7,234,270
Fubon Financial Holding Co. Ltd.	33,000	52,291
IG Group Holdings PLC	437,096	4,742,754
London Stock Exchange Group PLC	112,417	3,991,571

		20,349,196
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	688,292	22,658,573
BCE, Inc.	30,300	1,391,601
Belgacom SA	90,600	3,374,312
Bezeq The Israeli Telecommunication Corp. Ltd.	1,424,149	2,271,225
BT Group PLC	839,104	5,264,263
China Telecom Corp. Ltd., H Shares	220,000	130,105
China Unicom Hong Kong Ltd.	308,000	461,013
Chunghwa Telecom Co. Ltd.	164,000	495,613
Deutsche Telekom AG	422,883	7,289,666
HKT Trust and HKT Ltd.	13,000	17,038
Inmarsat PLC	431,801	5,410,611
Nippon Telegraph & Telephone Corp.	72,200	4,273,286
PCCW Ltd.	542,000	359,544
Singapore Telecommunications Ltd.	2,155,000	6,489,726
Telecom Italia SpA (d)	900,645	1,046,515
Telefonica Brasil SA, Preference Shares	1,200	22,271
Telefonica SA	5,044	75,637
Telekomunikasi Indonesia Persero Tbk PT	12,787,500	2,838,792
TELUS Corp.	26,580	911,798
Turk Telekomunikasyon AS	50,929	152,372
Verizon Communications, Inc.	514,797	23,540,588

		88,474,549
Electric Utilities — 0.6%
American Electric Power Co., Inc.	103,111	6,476,402
Duke Energy Corp.	19,819	1,727,028
Edison International	10,954	746,515
EDP — Energias de Portugal SA	1,467,851	5,583,581
Endesa SA	334,234	6,670,554
Enel SpA	1,300,952	5,878,143
Entergy Corp.	34,740	3,040,097
NextEra Energy, Inc.	12,228	1,335,787
Northeast Utilities	8,912	495,329
OGE Energy Corp.	18,401	647,347
Pinnacle West Capital Corp.	37,007	2,597,151
Power Assets Holdings Ltd.	17,000	177,806
PPL Corp.	18,655	662,253
The Southern Co.	269,077	13,647,585
SSE PLC	125,299	3,032,078
Xcel Energy, Inc.	165,731	6,219,884

		58,937,540
Electrical Equipment — 0.0%
Eaton Corp. PLC	13,338	841,494
Emerson Electric Co.	19,557	1,113,576

		1,955,070
Electronic Equipment, Instruments & Components — 0.2%
AAC Technologies Holdings, Inc.	85,000	543,211

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
Citizen Holdings Co. Ltd.	299,700	$2,392,242
Delta Electronics, Inc.	514,000	3,139,462
Hon Hai Precision Industry Co. Ltd.	1,455,000	3,992,510
Largan Precision Co. Ltd.	20,000	1,663,151
Murata Manufacturing Co. Ltd.	6,300	680,112
Simplo Technology Co. Ltd.	167,000	819,486
Synnex Technology International Corp.	737,000	1,059,390
Tripod Technology Corp.	1,302,000	2,819,084
Yageo Corp.	2,761,732	4,946,065
Zhen Ding Technology Holding Ltd.	193,000	540,979

		22,595,692
Energy Equipment & Services — 0.0%
Ensco PLC, Class A	6,531	183,129
Helmerich & Payne, Inc.	3,016	179,633
National Oilwell Varco, Inc.	12,068	656,861

		1,019,623
Food & Staples Retailing — 0.3%
BIM Birlesik Magazalar AS	59,855	1,207,884
Costco Wholesale Corp.	3,453	493,744
Delhaize Group SA	23,263	1,935,157
Distribuidora Internaciona de Alimentacion SA	61,095	395,535
Empire Co. Ltd., Class A	3,158	229,885
FamilyMart Co. Ltd.	46,100	1,996,765
J Sainsbury PLC	16,321	62,542
Jeronimo Martins SGPS SA	12,370	133,056
Koninklijke Ahold NV	151,306	2,730,831
The Kroger Co.	31,767	2,193,511
Lawson, Inc.	72,800	4,759,763
Magnit OJSC — GDR	52,891	2,020,436
President Chain Store Corp.	58,000	445,863
Seven & I Holdings Co. Ltd.	9,900	362,282
Sun Art Retail Group Ltd.	460,000	415,954
Sysco Corp.	45,273	1,773,343
Walgreens Boots Alliance, Inc.	43,928	3,239,690
Wal-Mart Stores, Inc.	88,862	7,551,493
Whole Foods Market, Inc.	3,198	166,600

		32,114,334
Food Products — 0.8%
Astra Agro Lestari Tbk PT	444,300	812,077
Campbell Soup Co.	35,095	1,605,245
ConAgra Foods, Inc.	472	16,723
General Mills, Inc.	158,438	8,314,826
The Hershey Co.	14,522	1,484,294
Hormel Foods Corp.	11,476	587,801
Indofood Sukses Makmur Tbk PT	585,200	347,855
The JM Smucker Co.	19,214	1,981,924
Kellogg Co.	22,775	1,493,585
Kraft Foods Group, Inc.	160,343	10,476,812
McCormick & Co., Inc.	9,115	650,720
Nestlé SA, Registered Shares	325,273	24,841,417
Tate & Lyle PLC	30,989	316,056
Unilever PLC	514,343	22,648,687
Want Want China Holdings Ltd.	4,547,000	5,445,100

		81,023,122
Gas Utilities — 0.0%
China Resources Gas Group Ltd.	8,000	19,472
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	48,834	3,433,519

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Becton, Dickinson & Co.	1,735	$239,569
C.R. Bard, Inc.	9,264	1,584,422

		5,257,510
Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	800	9,485
AmerisourceBergen Corp.	62,666	5,956,403
Anthem, Inc.	37,252	5,027,530
Cardinal Health, Inc.	46,129	3,837,472
Celesio AG	9,582	283,849
DaVita HealthCare Partners, Inc. (d)	57,024	4,280,221
Fresenius SE & Co. KGaA	63,922	3,658,672
HCA Holdings, Inc. (d)	21,513	1,523,120
Humana, Inc.	3,343	489,549
Laboratory Corp. of America Holdings (d)	19,603	2,250,032
Life Healthcare Group Holdings Ltd.	1,004,387	3,737,771
Miraca Holdings, Inc.	4,400	197,062
Patterson Cos., Inc.	9,132	457,422
Quest Diagnostics, Inc.	35,295	2,508,416
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,600	18,623
UnitedHealth Group, Inc.	68,002	7,225,213

		41,460,840
Hotels, Restaurants & Leisure — 0.5%
Berjaya Sports Toto BHD	425,500	397,164
Carnival Corp.	10,848	476,878
Grand Korea Leisure Co. Ltd.	131,220	4,775,141
Las Vegas Sands Corp.	11,309	614,870
McDonald’s Corp.	296,059	27,367,694
MGM China Holdings Ltd.	186,400	451,507
NagaCorp Ltd. (e)	5,292,000	4,150,101
OPAP SA	153,282	1,295,399
Sands China Ltd.	2,246,000	10,934,310
SJM Holdings Ltd.	270,000	396,399
Wynn Resorts Ltd.	2,260	334,367

		51,193,830
Household Durables — 0.0%
Garmin Ltd.	3,221	168,652
Leggett & Platt, Inc.	3,826	163,102

		331,754
Household Products — 0.2%
The Clorox Co.	48,687	5,195,390
Colgate-Palmolive Co.	25,592	1,727,972
Kimberly-Clark Corp.	21,435	2,314,123
Kimberly-Clark de Mexico SAB de CV, A Shares	1,574,386	3,060,650
The Procter & Gamble Co.	75,863	6,394,492
Unilever Indonesia Tbk PT	152,000	427,880

		19,120,507
Independent Power and Renewable Electricity Producers — 0.0%
AES Tiete SA, Preference Shares	87,900	542,485
China Resources Power Holdings Co. Ltd.	334,000	935,189
Huaneng Power International, Inc., H Shares	848,000	1,186,940
NextEra Energy Partners LP (d)	41,400	1,659,726

		4,324,340
Industrial Conglomerates — 0.0%
Alliance Global Group, Inc.	6,822,800	3,856,061
NWS Holdings Ltd.	10,000	18,559

		3,874,620

Common Stocks	Shares	Value
Insurance — 1.0%
ACE Ltd.	14,171	$1,529,901
Aflac, Inc.	38,733	2,210,880
Allianz SE, Registered Shares	43,211	7,125,092
The Allstate Corp.	16,496	1,151,256
Arch Capital Group Ltd.	30,459	1,765,708
Assurant, Inc.	1,392	88,406
AXIS Capital Holdings Ltd.	55,664	2,833,298
BB Seguridade Participacoes SA	538,815	5,903,722
Cathay Financial Holding Co. Ltd.	861,000	1,232,979
The Chubb Corp.	2,967	290,469
Cincinnati Financial Corp.	4,333	218,860
Everest Re Group Ltd.	6,450	1,105,401
FNF Group	6,960	244,296
Friends Life Group Ltd.	1,277,024	7,636,476
Helvetia Holding AG, Registered Shares	8,069	4,115,927
Hyundai Marine & Fire Insurance Co. Ltd.	126,724	3,015,814
Legal & General Group PLC	1,061,389	4,262,687
Mapfre SA	132,002	444,364
Marsh & McLennan Cos., Inc.	15,259	820,476
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	10,656	2,136,323
PartnerRe Ltd.	35,056	4,010,406
PICC Property & Casualty Co. Ltd., H Shares	86,000	167,728
Powszechny Zaklad Ubezpieczen SA	72,853	9,908,009
Principal Financial Group, Inc.	8,192	384,451
The Progressive Corp.	11,563	300,060
RenaissanceRe Holdings Ltd.	35,889	3,432,065
Sampo Oyj, A Shares	151,851	7,354,402
Sanlam Ltd.	1,232,043	7,384,552
SCOR SE	488	15,191
Swiss Re AG	64,249	5,795,735
Torchmark Corp.	25,372	1,270,376
The Travelers Cos., Inc.	9,501	976,893
Zurich Insurance Group AG	33,332	11,052,170

		100,184,373
IT Services — 0.1%
Automatic Data Processing, Inc.	13,477	1,112,257
Cielo SA	38,800	578,403
Infosys Ltd. — ADR	176,212	6,005,305
International Business Machines Corp.	26,554	4,070,994
Paychex, Inc.	9,959	450,744
The Western Union Co.	14,765	251,005

		12,468,708
Leisure Products — 0.1%
Hasbro, Inc.	3,198	175,634
Mattel, Inc.	412,160	11,087,104

		11,262,738
Machinery — 0.2%
Atlas Copco AB, A Shares	282,183	8,355,052
Deere & Co.	8,114	691,232
Hitachi Construction Machinery Co. Ltd.	1,600	29,580
Kone Oyj, Class B	243,159	10,966,952
MAN SE	6,647	708,660
Marcopolo SA, Preference Shares	2,790,976	2,787,596
Stanley Black & Decker, Inc.	4,138	387,524
Sumitomo Heavy Industries Ltd.	39,000	211,045
Turk Traktor ve Ziraat Makineleri AS	45,637	1,507,474
United Tractors Tbk PT	32,200	45,311

		25,690,426

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media — 0.5%
BEC World Pcl — NVDR (d)	4,539,600	$7,136,845
Cablevision Systems Corp., Class A	5,443	102,982
Eutelsat Communications SA	441,174	15,155,798
Lagardere SCA	96,385	2,636,216
Media Nusantara Citra Tbk PT	8,539,951	1,921,403
Omnicom Group, Inc.	7,065	514,332
ProSiebenSat.1 Media AG, Registered Shares	8,701	385,172
Reed Elsevier NV	305,480	7,468,513
SES SA	156,679	5,707,519
Shaw Communications, Inc., Class B	75,241	1,737,287
Sky PLC	143,320	1,998,629
Time Warner Cable, Inc.	7,832	1,066,170
Time Warner, Inc.	6,173	481,062
UBM PLC	349,217	2,773,005
Wolters Kluwer NV	120,669	3,604,711

		52,689,644
Metals & Mining — 0.3%
Barrick Gold Corp.	33,077	422,996
BHP Billiton Ltd.	337,647	7,787,754
China Hongqiao Group Ltd.	9,179,000	5,794,086
China Steel Corp.	1,099,000	931,063
Eregli Demir ve Celik Fabrikalari TAS	441,735	791,914
Franco-Nevada Corp.	33,061	1,907,896
Freeport-McMoRan, Inc.	29,175	490,432
Fresnillo PLC	41,836	565,101
Goldcorp, Inc.	37,587	907,803
Kobe Steel Ltd.	46,000	80,675
Kumba Iron Ore Ltd.	67,495	1,297,363
MMC Norilsk Nickel OJSC — ADR	355,155	5,860,057
Newmont Mining Corp.	34,969	879,470
Randgold Resources Ltd.	10,992	943,443
Rio Tinto PLC	44,789	1,968,170
Silver Wheaton Corp.	92,398	2,122,529
voestalpine AG	2,100	74,786
Zijin Mining Group Co. Ltd., H Shares	4,888,000	1,488,447

		34,313,985
Multiline Retail — 0.1%
Family Dollar Stores, Inc.	1,486	113,085
Intime Retail Group Co. Ltd.	29,000	17,836
Kohl’s Corp.	47,927	2,862,200
Next PLC	4,449	483,466
Target Corp.	16,870	1,241,801

		4,718,388
Multi-Utilities — 0.2%
Alliant Energy Corp.	8,104	556,015
Atco Ltd., Class I	4,410	170,715
CenterPoint Energy, Inc.	12,098	279,343
Centrica PLC	637,951	2,815,305
CMS Energy Corp.	11,285	425,783
Consolidated Edison, Inc.	92,560	6,412,557
DTE Energy Co.	4,991	447,493
E.ON SE	93,638	1,449,504
GDF Suez	281,237	6,237,356
Integrys Energy Group, Inc.	2,229	180,772
MDU Resources Group, Inc.	5,135	116,102
NiSource, Inc.	8,788	380,169
PG&E Corp.	13,233	778,233
Public Service Enterprise Group, Inc.	19,551	834,437
SCANA Corp.	3,761	239,839
Sempra Energy	6,556	733,748
Wisconsin Energy Corp.	42,462	2,368,106
YTL Corp. BHD	394,700	191,475

		24,616,952

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 2.3%
Access Midstream Partners LP — MLP (d)	159,488	$8,253,504
Antero Midstream Partners LP	64,200	1,505,490
BP PLC	321,547	2,065,635
Chevron Corp.	264,714	27,141,126
China Petroleum & Chemical Corp., H Shares	7,336,400	5,804,838
China Shenhua Energy Co. Ltd., H Shares	267,000	732,924
ConocoPhillips	54,410	3,426,742
Delek Logistics Partners LP — MLP (d)	114,150	4,068,306
Dominion Midstream Partners LP (d)	199,900	6,966,515
Dragon Oil PLC	412,207	3,446,864
Enable Midstream Partners LP (d)	75,360	1,339,901
Energy Transfer Partners LP — MLP (d)	69,884	4,290,878
Enterprise Products Partners LP — MLP (d)	327,288	11,271,799
EQT Midstream Partners LP — MLP (d)	72,406	6,143,649
Exxon Mobil Corp.	105,948	9,261,974
Genesis Energy LP — MLP (d)	105,059	4,552,206
HollyFrontier Corp.	60,518	2,173,807
Idemitsu Kosan Co. Ltd.	9,600	160,242
Indo Tambangraya Megah Tbk PT	22,900	30,174
Kinder Morgan, Inc.	122,700	5,036,835
Lukoil OAO — ADR	146,460	5,770,524
Magellan Midstream Partners LP — MLP (d)	132,450	10,267,524
Marathon Petroleum Corp.	48,197	4,462,560
MarkWest Energy Partners LP — MLP (d)	127,598	7,519,350
MPLX LP — MLP (d)	95,590	7,603,229
Murphy Oil Corp.	4,702	211,167
Occidental Petroleum Corp.	32,833	2,626,640
ONEOK Partners LP — MLP (d)	61,735	2,552,125
PBF Logistics LP (d)	53,780	1,226,184
PetroChina Co. Ltd., H Shares	848,000	920,844
Phillips 66	15,662	1,101,352
Phillips 66 Partners LP — MLP (d)	31,200	2,259,504
Plains All American Pipeline LP — MLP (d)	143,943	7,138,133
PTT PCL — NVDR (d)	540,700	5,716,841
QEP Midstream Partners LP — MLP (d)	70,721	1,103,248
Rose Rock Midstream LP — MLP (d)	22,804	972,819
Royal Dutch Shell PLC, A Shares	478,361	14,578,374
Royal Dutch Shell PLC, B Shares	268,819	8,510,831
Sasol Ltd.	25,678	927,489
Shell Midstream Partners LP — MLP	325,200	13,014,504
Showa Shell Sekiyu KK	7,600	74,173
Spectra Energy Corp.	18,837	629,909
Sunoco Logistics Partners LP — MLP (d)	168,930	7,047,760
Tambang Batubara Bukit Asam Tbk PT	45,900	41,022
Targa Resources Partners LP — MLP (d)	64,600	2,910,230
Tesoro Logistics LP — MLP (d)	72,638	3,995,816
Total SA	394,841	20,267,331
Valero Energy Corp.	42,391	2,241,636
Valero Energy Partners LP — MLP (d)	45,860	2,290,707

		245,655,235
Paper & Forest Products — 0.0%
International Paper Co.	11,401	600,377
Personal Products — 0.1%
Hengan International Group Co. Ltd.	839,000	9,959,030
Herbalife Ltd.	1,919	58,491
Natura Cosmeticos SA	5,300	61,923

		10,079,444
Pharmaceuticals — 2.0%
AbbVie, Inc.	176,923	10,677,303
Astellas Pharma, Inc.	70,800	1,093,532
AstraZeneca PLC	278,339	19,813,736
Bayer AG	25,404	3,658,957
Bristol-Myers Squibb Co.	46,453	2,799,722

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
China Medical System Holdings Ltd.	443,000	$766,225
Eisai Co. Ltd.	16,300	812,691
Eli Lilly & Co.	28,177	2,028,744
GlaxoSmithKline PLC	619,941	13,650,361
Hisamitsu Pharmaceutical Co., Inc.	4,600	156,513
Johnson & Johnson	308,274	30,870,558
Merck & Co., Inc.	80,823	4,872,010
Novartis AG, Registered Shares	260,302	25,367,158
Novo Nordisk A/S, Class B	444,485	19,811,011
Otsuka Holdings Co. Ltd.	180,600	5,587,600
Pfizer, Inc.	522,318	16,322,437
Roche Holding AG	103,068	27,778,623
Sanofi SA	245,979	22,664,374
Shionogi & Co. Ltd.	16,200	486,118
Sihuan Pharmaceutical Holdings Group Ltd.	266,000	171,239
Sino Biopharmaceutical Ltd.	848,000	847,144

		210,236,056
Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	153,770	14,995,650
alstria office REIT-AG	1,158,130	14,819,111
Assura PLC	18,798,365	15,431,245
CapitaMall Trust	355,000	548,455
CapitaRetail China Trust	9,551,800	12,086,155
Charter Hall Retail REIT	5,542,870	18,854,559
EPR Properties	401,980	26,152,819
Federation Centres	7,792,288	18,276,755
Fibra Uno Administracion SA de CV	1,477,189	4,454,381
The GPT Group	898,134	3,149,045
Gramercy Property Trust, Inc.	837,060	5,792,455
LaSalle Hotel Properties	259,230	10,488,446
Liberty Property Trust	384,883	15,510,785
The Link REIT	2,375,500	16,069,541
Mexico Real Estate Management SA de CV	2,668,007	4,391,056
National Health Investors, Inc.	208,631	15,597,254
National Storage REIT	5,523,281	6,297,032
Parkway Life Real Estate Investment Trust	1,911,700	3,433,938
Prologis Property Mexico SA de CV	4,704,400	9,148,621
RioCan Real Estate Investment Trust	147,816	3,424,650
SPH REIT	6,257,500	4,879,999
Spirit Realty Capital, Inc.	1,636,973	21,051,473
STAG Industrial, Inc.	666,580	17,464,396
Tritax Big Box REIT PLC	3,285,590	5,431,281
UDR, Inc.	590,331	19,634,409
Unibail-Rodamco SE	26,158	7,367,604
Vastned Retail NV	306,780	15,209,685

		309,960,800
Real Estate Management & Development — 0.7%
Atrium Ljungberg AB, B Shares	872,890	13,165,825
China Vanke Co. Ltd., H Shares (d)	23,000	49,838
Croesus Retail Trust	12,251,297	8,558,158
Deutsche Annington Immobilien SE (d)	154,459	5,364,590
LEG Immobilien AG	294,593	22,557,234
Longfor Properties Co. Ltd.	10,500	13,794
Picton Property Income Ltd.	8,747,876	9,157,392
Sponda Oyj	3,144,843	14,483,581

		73,350,412
Road & Rail — 0.0%
ComfortDelGro Corp. Ltd.	189,000	400,776
National Express Group PLC	866,716	3,324,588
Norfolk Southern Corp.	8,674	884,488

		4,609,852
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Semiconductor Engineering, Inc.	603,000	757,199

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Analog Devices, Inc.	8,849	$461,077
Chipbond Technology Corp.	1,519,000	3,104,898
Inotera Memories, Inc. (d)	994,000	1,421,201
Intel Corp.	138,718	4,583,243
Kinsus Interconnect Technology Corp.	111,000	355,733
KLA-Tencor Corp.	4,609	283,315
Linear Technology Corp.	6,648	298,761
Maxim Integrated Products, Inc.	7,914	261,874
MediaTek, Inc.	339,000	5,154,577
Microchip Technology, Inc.	5,585	251,884
Phison Electronics Corp.	9,000	63,802
Radiant Opto-Electronics Corp.	24,000	75,924
Siliconware Precision Industries Co.	290,000	489,007
Taiwan Semiconductor Manufacturing Co. Ltd.	1,518,000	6,675,602
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	772,241	17,537,593
Texas Instruments, Inc.	29,914	1,598,903
Transcend Information, Inc.	4,000	12,746
Vanguard International Semiconductor Corp.	698,000	1,182,298
Xilinx, Inc.	7,483	288,657

		44,858,294
Software — 0.3%
CA, Inc.	9,303	281,881
Microsoft Corp.	655,198	26,469,999
Symantec Corp.	19,439	481,504
TOTVS SA	2,400	30,026
Trend Micro, Inc. (d)	5,200	146,854

		27,410,264
Specialty Retail — 0.3%
Best Buy Co., Inc.	11,003	387,306
Chow Tai Fook Jewellery Group Ltd.	1,502,400	1,991,850
Dick’s Sporting Goods, Inc.	6,211	320,798
GameStop Corp., Class A	3,173	111,848
Hennes & Mauritz AB, B Shares	310,116	12,757,172
Mr Price Group Ltd.	159,897	3,621,658
Nitori Holdings Co. Ltd.	140,000	7,915,533
Staples, Inc.	17,955	306,133
Truworths International Ltd.	579,725	4,014,577

		31,426,875
Technology Hardware, Storage & Peripherals — 0.1%
Canon, Inc.	175,400	5,548,857
Catcher Technology Co. Ltd.	101,000	883,202
Chicony Electronics Co. Ltd.	264,000	724,426
Hewlett-Packard Co.	43,687	1,578,411
Lenovo Group Ltd.	306,000	394,004
Lite-On Technology Corp.	464,000	571,890
Pegatron Corp.	37,000	98,386
Quanta Computer, Inc.	865,000	2,107,997
Seagate Technology PLC	9,203	519,417

		12,426,590
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	75,000	132,154
Belle International Holdings Ltd.	74,000	83,763
Coach, Inc.	7,654	284,652
Eclat Textile Co. Ltd.	17,000	175,990
HUGO BOSS AG	43,181	5,575,073
Li & Fung Ltd.	170,000	168,634
Shenzhou International Group Holdings Ltd.	57,000	207,111
Yue Yuen Industrial Holdings Ltd.	54,000	200,960

		6,828,337
Tobacco — 1.5%
Altria Group, Inc.	509,867	27,073,938

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Tobacco (concluded)
British American Tobacco Malaysia BHD		73,900	$1,343,369
British American Tobacco PLC		437,602	24,687,862
Imperial Tobacco Group PLC		823,540	38,680,986
Japan Tobacco, Inc.		750,800	20,449,280
Lorillard, Inc.		10,114	663,580
Philip Morris International, Inc.		290,022	23,271,365
Reynolds American, Inc.		216,588	14,717,155
Souza Cruz SA		782,674	6,560,081

			157,447,616
Trading Companies & Distributors — 0.0%
Marubeni Corp.		369,500	2,039,544
Transportation Infrastructure — 0.4%
Atlantia SpA		277,733	7,148,432
Bangkok Expressway Pcl — NVDR (d)		1,425,500	1,698,579
Beijing Capital International Airport Co. Ltd., H Shares		2,456,000	2,333,551
CCR SA		952,051	5,421,537
China Merchants Holdings International Co. Ltd.		1,667,196	6,126,703
EcoRodovias Infraestrutura e Logistica SA		2,800	10,821
Grupo Aeroportuario del Pacifico SAB de CV, B Shares		1,070,185	7,076,022
Grupo Aeroportuario del Sureste SAB de CV — ADR (d)		41,657	5,453,318
Jiangsu Expressway Co. Ltd., H Shares		4,882,000	6,059,440
TAV Havalimanlari Holding AS		5,558	41,458

			41,369,861
Water Utilities — 0.0%
American Water Works Co., Inc.		4,993	280,307
Guangdong Investment Ltd.		46,000	61,747
Pennon Group PLC		268,502	3,589,120

			3,931,174
Wireless Telecommunication Services — 0.8%
Advanced Info Service Pcl — NVDR (d)		1,042,600	7,790,162
China Mobile Ltd.		424,000	5,557,999
DiGi.Com Bhd		3,775,500	6,670,595
Far EasTone Telecommunications Co. Ltd.		9,621,402	23,506,144
KCell JSC		81,782	621,543
Rogers Communications, Inc., Class B		516,348	18,358,859
SK Telecom Co. Ltd.		28,046	7,349,901
SK Telecom Co. Ltd. — ADR		79,522	2,286,258
StarHub Ltd.		5,000	15,432
Taiwan Mobile Co. Ltd.		1,045,000	3,445,784
Tim Participacoes SA		60,400	266,519
Vodacom Group Ltd.		68,722	789,021
Vodafone Group PLC		2,106,414	7,407,192

			84,065,409
Total Common Stocks — 22.2%			2,329,265,893

Corporate Bonds		Par (000)
Aerospace & Defense — 0.2%
Boeing Capital Corp., 2.13%, 8/15/16	USD	500	511,373
The Boeing Co.:
3.75%, 11/20/16		565	594,319
2.55%, 10/30/21		270	273,598
5.88%, 2/15/40		645	907,741
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)		831	798,009
General Dynamics Corp., 2.25%, 11/15/22		695	691,567
Honeywell International, Inc., 5.38%, 3/01/41		690	916,382

Corporate Bonds		Par (000)	Value
Aerospace & Defense (concluded)
Huntington Ingalls Industries, Inc.:
7.13%, 3/15/21	USD	100	$107,500
5.00%, 12/15/21 (b)		446	462,725
KLX, Inc., 5.88%, 12/01/22 (b)		245	241,937
Lockheed Martin Corp.:
2.13%, 9/15/16		725	740,605
4.07%, 12/15/42		945	1,030,481
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (b)		100	97,500
Northrop Grumman Corp., 4.75%, 6/01/43		250	297,020
Raytheon Co.:
4.40%, 2/15/20		895	997,285
4.70%, 12/15/41		645	774,546
Spirit AeroSystems, Inc., 5.25%, 3/15/22		1,100	1,124,750
TransDigm, Inc., 5.50%, 10/15/20		720	706,500
United Technologies Corp.:
5.38%, 12/15/17		1,890	2,114,296
3.10%, 6/01/22		1,275	1,340,776
4.50%, 6/01/42		2,260	2,622,346

			17,351,256
Air Freight & Logistics — 0.0%
United Parcel Service, Inc.:
1.13%, 10/01/17		545	548,354
6.20%, 1/15/38		855	1,202,589
XPO Logistics, Inc., 7.88%, 9/01/19 (b)		650	674,375

			2,425,318
Airlines — 0.2%
American Airlines Group, Inc., 5.50%, 10/01/19 (b)		410	423,837
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (b)		3,400	3,451,000
Continental Airlines Pass-Through Certificates:
Series 2009-1, 9.00%, 7/08/16		886	968,258
Series 2012-3, Class C, 6.13%, 4/29/18		1,185	1,244,250
Hong Kong Aviation Ltd., 7.50%, 11/04/16	CNH	8,400	1,350,060
SriLankan Airlines Ltd., 5.30%, 6/27/19	USD	3,500	3,478,125
U.S. Airways Group, Inc., 6.13%, 6/01/18		150	157,688
United Airlines Pass-Through Trust, 3.75%, 9/03/26		970	970,000
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (b)		1,495	1,547,066
Series 2013-1, Class C, 7.13%, 10/23/18 (b)		1,595	1,610,641

			15,200,925
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		100	106,750
Autodis SA, 6.50%, 2/01/19	EUR	260	296,002
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/20	USD	150	159,750
6.50%, 3/01/21		300	322,125
7.00%, 5/15/22		75	81,188
Lear Corp., 5.25%, 1/15/25		150	153,000
MPG Holdco I, Inc., 7.38%, 10/15/22 (b)		100	104,000
MPM Global Pte. Ltd., 6.75%, 9/19/19		1,000	1,002,448
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (b)		900	906,750
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)		306	324,360
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	1,000	1,164,120
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21		2,000	2,230,813

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Schaeffler Finance BV:
7.75%, 2/15/17 (b)	USD	200	$219,140
4.75%, 5/15/21 (b)		200	201,500
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (b)(f)		1,040	1,086,800
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (f)	EUR	1,100	1,303,652
6.25% (6.25% Cash or 6.50% PIK), 11/15/19 (b)(f)	USD	942	986,745
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (f)		1,100	1,331,992
6.75% (6.75% Cash or 7.00% PIK), 11/15/22 (b)(f)		2,332	2,495,240
Tata Motors Ltd., 4.63%, 4/30/20		1,800	1,872,000
Tenneco, Inc., 6.88%, 12/15/20		100	105,750

			16,454,125
Automobiles — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19		1,599	1,680,949
8.25%, 6/15/21		900	1,001,250
Daimler Finance North America LLC, 2.95%, 1/11/17 (b)		238	246,434
Ford Motor Co.:
7.45%, 7/16/31		130	183,957
4.75%, 1/15/43		260	291,658
General Motors Co.:
3.50%, 10/02/18		200	205,000
4.88%, 10/02/23		350	381,861
4.00%, 4/01/25		100	102,353
5.00%, 4/01/35		300	323,657
6.25%, 10/02/43		350	435,846
5.20%, 4/01/45		1,620	1,807,395
General Motors Financial Co., Inc., 4.00%, 1/15/25		150	153,277
Hyundai Capital America, 3.75%, 4/06/16 (b)		1,177	1,212,173
Jaguar Land Rover Automotive PLC:
4.25%, 11/15/19 (b)		200	203,500
5.00%, 2/15/22	GBP	405	654,159
5.63%, 2/01/23 (b)	USD	150	160,875
Renault SA, 3.13%, 3/05/21	EUR	1,008	1,264,203
Volkswagen International Finance NV, 4.63% (a)(g)		495	639,937

			10,948,484
Banks — 3.4%
Aldesa Financial Services SA, 7.25%, 4/01/21		865	789,287
Amsouth Bank, 5.20%, 4/01/15	USD	1,400	1,409,558
Australia & New Zealand Banking Group Ltd.:
1.25%, 1/10/17		1,400	1,411,519
2.25%, 6/13/19		730	746,284
Banco Espirito Santo SA:
2.63%, 5/08/17		800	877,563
4.75%, 1/15/18		1,500	1,728,512
4.00%, 1/21/19		1,400	1,593,967
Banco Santander Totta SA, 1.50%, 4/03/17		500	578,391
Bank of America Corp.:
6.50%, 8/01/16		4,184	4,504,369
3.88%, 3/22/17		190	199,847
1.70%, 8/25/17		3,890	3,912,780
6.40%, 8/28/17		720	803,684
6.00%, 9/01/17		780	862,057
5.75%, 12/01/17		630	699,144
2.00%, 1/11/18		1,770	1,781,202
5.65%, 5/01/18		760	848,716
2.60%, 1/15/19		400	408,430

Corporate Bonds		Par (000)	Value
Banks (continued)
5.63%, 7/01/20	USD	930	$1,079,134
5.00%, 5/13/21		1,350	1,534,634
3.30%, 1/11/23		520	531,324
4.00%, 4/01/24		750	807,807
4.20%, 8/26/24		530	550,321
5.88%, 2/07/42		290	377,824
5.00%, 1/21/44		1,640	1,943,261
4.88%, 4/01/44		400	469,839
Bank of America N.A., 5.30%, 3/15/17		1,240	1,333,620
Bank of China Ltd., 6.88% (a)(g)	CNH	10,500	1,782,447
Bank of Ireland:
2.00%, 5/08/17	EUR	460	531,246
3.25%, 1/15/19		580	707,054
4.25%, 6/11/24 (a)		2,407	2,765,232
Bank of Montreal:
1.30%, 7/15/16	USD	610	615,524
1.40%, 9/11/17		1,090	1,095,357
2.38%, 1/25/19		1,100	1,129,217
The Bank of Nova Scotia:
0.95%, 3/15/16		1,550	1,556,873
1.38%, 7/15/16		500	504,561
1.38%, 12/18/17		1,840	1,846,457
2.05%, 10/30/18		840	850,823
2.80%, 7/21/21		610	627,717
Bankia SA:
3.50%, 1/17/19	EUR	400	488,955
4.00%, 5/22/24 (a)		2,500	2,783,346
Barclays Bank PLC:
2.50%, 2/20/19	USD	2,000	2,062,560
5.13%, 1/08/20		740	847,944
7.63%, 11/21/22		35,000	39,046,875
3.75%, 5/15/24		600	646,052
Barclays PLC:
6.63% (a)(g)		5,000	4,817,465
4.38%, 9/11/24		400	405,425
BB&T Corp.:
4.90%, 6/30/17		500	540,195
1.60%, 8/15/17		1,260	1,270,584
2.45%, 1/15/20		700	716,435
The Bear Stearns Cos. LLC, 5.55%, 1/22/17		650	699,836
BNP Paribas SA:
1.25%, 12/12/16		2,000	2,008,792
2.38%, 9/14/17		740	756,895
2.40%, 12/12/18		1,360	1,389,857
3.25%, 3/03/23		1,070	1,122,012
BPCE SA:
1.63%, 2/10/17		500	503,291
1.61%, 7/25/17		150	151,108
2.50%, 12/10/18		840	859,948
3.00%, 7/19/24	EUR	800	1,070,358
4.50%, 3/15/25 (b)	USD	550	562,116
5.25%, 4/16/29	GBP	300	519,320
Branch Banking & Trust Co.:
1.05%, 12/01/16	USD	1,410	1,412,913
2.85%, 4/01/21		1,050	1,092,105
Canadian Imperial Bank of Commerce, 1.35%, 7/18/16		1,200	1,210,750
CIT Group, Inc.:
5.00%, 5/15/17		200	205,875
4.25%, 8/15/17		325	328,997
5.25%, 3/15/18		550	570,625
6.63%, 4/01/18 (b)		890	958,975
5.50%, 2/15/19 (b)		2,127	2,256,534
3.88%, 2/19/19		150	149,625
5.00%, 8/15/22		400	420,500

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (continued)
5.00%, 8/01/23	USD	605	$636,763
Citigroup, Inc.:
6.30% (a)(g)		10,000	10,059,370
1.30%, 4/01/16		1,290	1,294,737
1.70%, 7/25/16		4,340	4,377,984
6.13%, 11/21/17		1,000	1,122,539
1.85%, 11/24/17		600	604,289
6.13%, 5/15/18		590	669,145
2.50%, 9/26/18		950	970,936
2.50%, 7/29/19		1,100	1,116,314
5.38%, 8/09/20		970	1,120,298
4.50%, 1/14/22		570	638,389
3.75%, 6/16/24		480	505,601
5.50%, 9/13/25		480	543,079
8.13%, 7/15/39		710	1,102,827
5.88%, 1/30/42		490	638,333
6.68%, 9/13/43		350	467,928
4.95%, 11/07/43		810	955,345
Comerica, Inc., 2.13%, 5/23/19		420	423,278
Commerzbank AG:
7.75%, 3/16/21	EUR	2,800	3,937,329
8.13%, 9/19/23 (b)	USD	16,566	19,754,955
Commonwealth Bank of Australia:
1.40%, 9/08/17		500	501,523
1.90%, 9/18/17		1,345	1,364,333
2.50%, 9/20/18		650	669,078
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
3.38%, 1/19/17		2,180	2,280,147
4.50%, 1/11/21		430	483,186
3.88%, 2/08/22		820	893,224
4.63%, 12/01/23		1,150	1,258,458
4.63%, 5/23/29	GBP	285	478,340
5.25%, 5/24/41	USD	1,040	1,303,321
Credit Agricole SA:
6.63% (a)(b)(g)		20,000	19,625,000
6.63% (g)		270	264,937
8.38% (a)(b)(g)		350	406,000
2.38%, 5/20/24	EUR	100	125,676
3.13%, 2/05/26		500	681,132
Danske Bank A/S, 5.75% (a)(g)		300	346,067
Deutsche Bank AG:
3.25%, 1/11/16	USD	430	439,484
6.00%, 9/01/17		1,040	1,158,322
2.50%, 2/13/19		965	990,697
3.70%, 5/30/24		450	478,469
7.50%, 12/31/49 (a)		35,000	34,103,125
Deutsche Telekom International Finance BV, 4.88%, 3/06/42 (b)		590	675,371
Development Bank of Mongolia LLC, 5.75%, 3/21/17		1,540	1,457,225
Fifth Third Bancorp:
4.90% (a)(g)		6,265	6,077,050
5.10% (a)(g)		10,000	9,275,000
Fifth Third Bank:
1.45%, 2/28/18		400	399,549
2.88%, 10/01/21		610	627,868
HSBC Bank USA N.A., 4.88%, 8/24/20		670	752,740
HSBC Finance Corp.:
5.50%, 1/19/16		680	709,961
6.68%, 1/15/21		1,000	1,211,799
HSBC Holdings PLC:
5.63% (a)(g)		5,230	5,301,913
6.38% (a)(g)		5,190	5,322,397
6.38% (a)(g)	EUR	200	231,931

Corporate Bonds		Par (000)	Value
Banks (continued)
4.25%, 3/14/24	USD	600	$641,618
6.50%, 9/15/37		400	530,941
6.80%, 6/01/38		830	1,144,939
6.00%, 3/29/40	GBP	430	850,000
6.10%, 1/14/42	USD	750	1,049,573
5.25%, 3/14/44		1,120	1,338,661
HSBC USA, Inc.:
1.30%, 6/23/17		1,010	1,014,739
2.25%, 6/23/19		1,000	1,013,751
2.38%, 11/13/19		800	816,287
5.00%, 9/27/20		380	425,452
HSH Nordbank AG:
0.88%, 2/14/17 (a)	EUR	2,123	1,979,157
0.92%, 2/14/17 (a)		1,437	1,343,696
Intesa Sanpaolo SpA:
2.38%, 1/13/17		2,640	2,674,890
5.25%, 1/12/24		490	560,192
5.02%, 6/26/24 (b)		400	411,988
4.10%, 9/15/26		100	120,435
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	1,090	1,093,267
1.80%, 1/25/18		1,420	1,422,965
2.40%, 10/22/19		1,345	1,354,529
4.95%, 3/25/20		1,000	1,129,787
4.35%, 8/15/21		1,380	1,519,706
3.88%, 2/01/24		855	915,001
3.88%, 9/10/24		500	516,213
6.40%, 5/15/38		270	371,835
5.40%, 1/06/42		550	686,679
5.63%, 8/16/43		350	425,441
Lloyds Bank PLC, 10.75%, 12/16/21 (a)	GBP	330	574,071
Manufacturers & Traders Trust Co.:
2.30%, 1/30/19	USD	500	509,839
2.25%, 7/25/19		750	760,653
MUFG Union Bank N.A.:
3.00%, 6/06/16		750	770,603
2.25%, 5/06/19		770	780,714
National Australia Bank Ltd.:
1.30%, 7/25/16		500	504,476
3.00%, 1/20/23		610	632,746
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (a)		3,000	3,057,813
PNC Bank N.A.:
1.30%, 10/03/16		1,500	1,512,787
1.13%, 1/27/17		840	843,869
4.88%, 9/21/17		350	378,933
2.25%, 7/02/19		770	783,353
2.70%, 11/01/22		300	298,135
PNC Funding Corp.:
4.38%, 8/11/20		750	837,596
3.30%, 3/08/22		1,010	1,069,662
Popular, Inc., 7.00%, 7/01/19		5,000	5,031,250
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 (b)		75	71,625
Regions Financial Corp., 2.00%, 5/15/18		1,560	1,556,649
Royal Bank of Canada:
1.20%, 1/23/17		1,270	1,276,425
1.40%, 10/13/17		710	712,336
1.50%, 1/16/18		750	756,116
2.20%, 7/27/18		1,360	1,391,809
Santander Holdings USA, Inc., 4.63%, 4/19/16		3,110	3,245,406
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17		1,340	1,335,681

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (concluded)
2.50%, 7/19/18	USD	1,750	$1,789,209
2.25%, 7/11/19		500	504,457
Svenska Handelsbanken AB:
3.13%, 7/12/16		750	776,055
2.88%, 4/04/17		250	259,281
2.25%, 6/17/19		500	510,091
The Toronto-Dominion Bank:
2.38%, 10/19/16		1,630	1,673,741
2.63%, 9/10/18		1,330	1,376,470
2.25%, 11/05/19		1,000	1,020,794
U.S. Bancorp:
3.44%, 2/01/16		1,870	1,899,576
2.20%, 11/15/16		500	511,927
1.95%, 11/15/18		2,230	2,264,846
3.00%, 3/15/22		500	522,283
3.70%, 1/30/24		790	858,053
U.S. Bank N.A., 2.13%, 10/28/19		1,120	1,139,609
UA Finance BVI Ltd., 6.90%, 5/02/18	CNH	28,000	4,501,203
Wachovia Corp., 5.75%, 2/01/18	USD	2,350	2,639,085
Wells Fargo & Co.:
3.68%, 6/15/16 (c)		650	675,760
5.13%, 9/15/16		950	1,013,282
2.10%, 5/08/17		1,200	1,225,361
1.40%, 9/08/17		700	704,444
3.50%, 3/08/22		1,200	1,285,252
3.30%, 9/09/24		500	521,781
4.10%, 6/03/26		500	529,307
5.38%, 2/07/35		540	683,396
5.38%, 11/02/43		850	1,027,773
5.61%, 1/15/44		1,450	1,813,595
4.65%, 11/04/44		460	507,824
Westpac Banking Corp.:
0.95%, 1/12/16		1,500	1,506,173
1.20%, 5/19/17		1,840	1,847,472
4.88%, 11/19/19		600	680,150
Woori Bank Co. Ltd., 2.86%, 7/22/20		600	602,281

			359,419,432
Beverages — 0.2%
Anheuser-Busch Cos. LLC, 5.75%, 4/01/36		1,205	1,564,037
Anheuser-Busch InBev Finance, Inc.:
3.70%, 2/01/24		1,130	1,221,597
4.63%, 2/01/44		330	375,344
Anheuser-Busch InBev NV, 4.00%, 9/24/25	GBP	480	830,357
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	USD	1,880	1,896,538
5.38%, 1/15/20		750	868,223
2.50%, 7/15/22		825	825,577
8.20%, 1/15/39		350	570,153
The Coca-Cola Co.:
1.15%, 4/01/18		1,700	1,706,707
1.65%, 11/01/18		1,000	1,014,751
2.50%, 4/01/23		535	547,139
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43		250	304,423
Constellation Brands, Inc.:
7.25%, 9/01/16		200	217,000
6.00%, 5/01/22		100	113,000
4.25%, 5/01/23		500	512,500
Cott Beverages, Inc.:
6.75%, 1/01/20 (b)		150	148,125
5.38%, 7/01/22 (b)		100	89,750
Diageo Capital PLC:
1.50%, 5/11/17		1,000	1,010,735
2.63%, 4/29/23		480	483,734
Diageo Investment Corp., 7.45%, 4/15/35		350	533,191

Corporate Bonds		Par (000)	Value
Beverages (concluded)
PepsiCo, Inc.:
1.25%, 8/13/17	USD	675	$679,364
5.00%, 6/01/18		770	859,265
3.00%, 8/25/21		1,250	1,312,909
2.75%, 3/05/22		1,270	1,302,170
3.60%, 3/01/24		615	665,771
3.60%, 8/13/42		1,125	1,098,905
SABMiller Holdings, Inc., 2.45%, 1/15/17 (b)		1,560	1,597,716

			22,348,981
Biotechnology — 0.0%
Amgen, Inc.:
5.50%, 12/07/26	GBP	350	676,863
5.38%, 5/15/43	USD	630	774,383
Gilead Sciences, Inc.:
2.35%, 2/01/20		1,115	1,148,614
3.50%, 2/01/25		385	413,266
4.80%, 4/01/44		170	204,026
4.50%, 2/01/45		1,120	1,288,534

			4,505,686
Building Products — 0.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (b)		150	152,625
Aguila 3 SA, 7.88%, 1/31/18 (b)		150	147,750
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		490	494,900
Astaldi SpA, 7.13%, 12/01/20	EUR	3,165	3,746,313
BMBG Bond Finance SCA, 5.07%, 10/15/20 (a)		680	770,128
Building Materials Corp. of America:
6.75%, 5/01/21 (b)	USD	300	321,000
5.38%, 11/15/24 (b)		1,500	1,522,500
Cemex Finance LLC, 5.25%, 4/01/21	EUR	1,296	1,515,730
Griffon Corp., 5.25%, 3/01/22	USD	175	168,000
Hanson Ltd., 6.13%, 8/15/16		125	132,500
HD Supply, Inc., 5.25%, 12/15/21 (b)		2,598	2,675,940
Kerneos Corporate SAS:
4.83%, 3/01/21 (a)		125	140,108
5.75%, 3/01/21		673	790,906
Lafarge SA:
6.50%, 7/15/16		200	212,000
5.88%, 7/09/19	EUR	253	344,519
7.13%, 7/15/36	USD	75	89,250
Masco Corp.:
6.13%, 10/03/16		300	319,125
7.13%, 3/15/20		100	115,500
Masonite International Corp., 8.25%, 4/15/21 (b)		75	79,688
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,685	1,628,131
USG Corp.:
9.75%, 1/15/18		2,070	2,375,325
5.88%, 11/01/21 (b)		1,368	1,419,300

			19,161,238
Capital Markets — 0.9%
American Capital Ltd., 6.50%, 9/15/18 (b)		2,463	2,570,756
Ameriprise Financial, Inc., 4.00%, 10/15/23		780	852,443
The Bank of New York Mellon Corp.:
2.40%, 1/17/17		1,000	1,028,540
2.20%, 5/15/19		1,650	1,683,183
2.30%, 9/11/19		365	373,824
3.55%, 9/23/21		480	515,956
3.65%, 2/04/24		830	899,023
The Charles Schwab Corp., 4.45%, 7/22/20		550	617,739
Credit Suisse:
1.38%, 5/26/17		3,370	3,376,477

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
2.30%, 5/28/19	USD	1,500	$1,523,712
5.30%, 8/13/19		750	854,771
3.00%, 10/29/21		580	595,448
Credit Suisse AG, 6.50%, 8/08/23 (b)		10,000	11,106,890
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	510,793
E*TRADE Financial Corp.:
6.38%, 11/15/19		100	107,000
5.38%, 11/15/22		858	900,900
Eco-Bat Finance PLC:
7.75%, 2/15/17		863	931,302
7.75%, 2/15/17	EUR	1,110	1,197,851
The Goldman Sachs Group, Inc.:
5.70% (a)(g)	USD	10,000	10,246,870
3.63%, 2/07/16		2,400	2,463,737
5.75%, 10/01/16		800	860,743
6.25%, 9/01/17		2,808	3,128,511
2.38%, 1/22/18		2,140	2,181,758
2.90%, 7/19/18		930	960,424
2.55%, 10/23/19		630	638,651
5.25%, 7/27/21		1,450	1,662,774
3.85%, 7/08/24		2,180	2,309,836
6.13%, 2/15/33		970	1,246,033
6.75%, 10/01/37		440	577,779
6.25%, 2/01/41		1,720	2,285,916
Invesco Finance PLC:
3.13%, 11/30/22		370	380,103
4.00%, 1/30/24		1,010	1,099,480
KCG Holdings, Inc., 8.25%, 6/15/18 (b)		2,160	2,246,400
Morgan Stanley:
1.75%, 2/25/16		1,920	1,933,187
5.45%, 1/09/17		930	1,000,741
5.55%, 4/27/17		2,700	2,932,081
6.63%, 4/01/18		2,726	3,115,090
2.13%, 4/25/18		4,020	4,050,926
2.38%, 7/23/19		1,000	1,008,200
5.75%, 1/25/21		2,370	2,776,171
3.88%, 4/29/24		860	913,176
3.70%, 10/23/24		555	584,672
6.38%, 7/24/42		1,470	2,001,448
4.30%, 1/27/45		115	120,569
Northern Trust Corp., 3.38%, 8/23/21		870	934,685
State Street Corp.:
4.38%, 3/07/21		500	562,847
3.10%, 5/15/23		1,040	1,064,474
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,564,763
UBS AG:
1.38%, 8/14/17		1,200	1,202,581
5.88%, 12/20/17		970	1,086,735
5.75%, 4/25/18		750	847,745
5.13%, 5/15/24		475	486,750
4.75%, 2/12/26 (a)	EUR	860	1,061,649
Walter Investment Management Corp., 7.88%, 12/15/21	USD	75	63,059

			91,247,172
Chemicals — 0.3%
Air Products & Chemicals, Inc., 1.20%, 10/15/17		500	500,129
Airgas, Inc., 2.95%, 6/15/16		630	645,436
Ashland, Inc.:
3.00%, 3/15/16		100	100,375

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
3.88%, 4/15/18	USD	912	$931,380
4.75%, 8/15/22		425	432,225
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B, 7.38%, 5/01/21 (b)		1,080	1,152,900
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		50	49,875
Chemtura Corp., 5.75%, 7/15/21		2,000	1,950,000
The Dow Chemical Co., 4.38%, 11/15/42		540	561,000
Eagle Spinco, Inc., 4.63%, 2/15/21		200	197,500
Eastman Chemical Co., 4.65%, 10/15/44		180	197,223
EI du Pont de Nemours & Co.:
2.75%, 4/01/16		550	564,208
3.63%, 1/15/21		1,065	1,143,537
6.50%, 1/15/28		400	531,747
Huntsman International LLC:
4.88%, 11/15/20		2,560	2,569,600
8.63%, 3/15/21		100	107,500
5.13%, 4/15/21	EUR	1,153	1,364,250
Ineos Finance PLC, 8.38%, 2/15/19 (b)	USD	200	212,750
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)		200	193,000
5.88%, 2/15/19 (b)		4,270	4,056,500
Momentive Performance Materials, Inc., 3.88%, 10/24/21		200	172,500
Monsanto Co.:
2.75%, 4/15/16		605	619,098
4.20%, 7/15/34		695	780,955
4.40%, 7/15/44		585	648,423
NOVA Chemicals Corp., 5.00%, 5/01/25 (b)		382	396,325
Polyone Corp., 5.25%, 3/15/23		200	203,000
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/30/20		500	566,106
3.63%, 3/15/24		825	879,429
5.63%, 12/01/40		200	259,488
PPG Industries, Inc.:
1.90%, 1/15/16		175	176,692
6.65%, 3/15/18		230	264,173
5.50%, 11/15/40		335	432,271
Praxair, Inc.:
4.50%, 8/15/19		750	839,755
2.45%, 2/15/22		665	678,396
PSPC Escrow Corp.:
6.50%, 2/01/22 (b)		1,321	1,347,420
6.00%, 1/20/23	EUR	709	811,181
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)	USD	100	85,250
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,030	1,071,200
The Sherwin-Williams Co., 1.35%, 12/15/17		500	497,901
TPC Group, Inc., 8.75%, 12/15/20 (b)		100	91,250
Tronox Finance LLC, 6.38%, 8/15/20		200	198,000
WR Grace & Co., 5.13%, 10/01/21 (b)		200	208,000
Yingde Gases Investment Ltd., 8.13%, 4/22/18		4,500	3,802,500

			32,490,448
Commercial Services & Supplies — 0.2%
ACCO Brands Corp., 6.75%, 4/30/20		100	106,500
The ADT Corp.:
2.25%, 7/15/17		350	339,675
4.13%, 4/15/19		75	74,906
6.25%, 10/15/21		175	185,446

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
3.50%, 7/15/22	USD	150	$135,750
4.13%, 6/15/23		75	70,313
4.88%, 7/15/42		175	142,187
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (b)		200	196,000
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (f)	EUR	2,242	2,627,987
Cenveo Corp., 6.00%, 8/01/19 (b)	USD	100	94,750
Clean Harbors, Inc.:
5.25%, 8/01/20		150	151,500
5.13%, 6/01/21		100	100,750
Covanta Holding Corp., 5.88%, 3/01/24		1,690	1,738,587
Envision Healthcare Corp., 5.13%, 7/01/22 (b)		125	126,875
ERAC USA Finance LLC:
6.20%, 11/01/16 (b)		407	441,444
6.38%, 10/15/17 (b)		470	529,265
Experian Finance PLC, 3.50%, 10/15/21	GBP	790	1,295,089
IVS F. SpA, 7.13%, 4/01/20	EUR	2,037	2,405,380
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	USD	1,150	1,230,500
Mobile Mini, Inc., 7.88%, 12/01/20		1,211	1,274,577
Modular Space Corp., 10.25%, 1/31/19 (b)		3,130	2,191,000
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		3,100	3,015,680
Tervita Corp., 8.00%, 11/15/18 (b)		100	88,250
West Corp., 5.38%, 7/15/22 (b)		225	215,437

			18,777,848
Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.10%, 3/03/17		1,325	1,334,826
2.13%, 3/01/19		1,750	1,795,773
5.90%, 2/15/39		820	1,091,224
5.50%, 1/15/40		250	321,895
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		150	160,313
7.63%, 6/15/21		100	108,750
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)		583	582,271
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		450	467,437
7.25%, 10/15/20		4,216	4,421,530
7.50%, 4/01/21		125	132,500
5.50%, 8/01/23		1,190	1,175,125
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (b)		100	101,500
ViaSat, Inc., 6.88%, 6/15/20		100	104,125

			11,797,269
Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		365	427,502
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	2,109	2,168,674
Abengoa Greenfield SA, 6.50%, 10/01/19 (b)	USD	1,075	989,000
AECOM:
5.75%, 10/15/22 (b)		405	423,731
5.88%, 10/15/24 (b)		1,337	1,395,494
China City Construction International Co. Ltd., 5.35%, 7/03/17	CNH	20,000	3,159,168
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	1,253	1,338,681

			9,902,250
Construction Materials — 0.0%
Cemex SAB de CV, 5.70%, 1/11/25 (b)	USD	775	714,937
HeidelbergCement Finance Luxembourg SA, 8.00%, 1/31/17	EUR	400	513,699
Pfleiderer GmbH, 7.88%, 8/01/19		1,555	1,659,269
Vulcan Materials Co., 7.50%, 6/15/21	USD	100	118,250

			3,006,155

Corporate Bonds		Par (000)	Value
Consumer Finance — 0.6%
Ally Financial, Inc.:
2.75%, 1/30/17	USD	225	$223,875
5.50%, 2/15/17		625	654,687
6.25%, 12/01/17		200	214,500
4.75%, 9/10/18		125	129,688
3.50%, 1/27/19		150	148,500
8.00%, 3/15/20		400	477,000
7.50%, 9/15/20		375	445,313
5.13%, 9/30/24		500	518,125
8.00%, 11/01/31		6,708	8,661,705
8.00%, 11/01/31		1,240	1,621,300
American Express Co.:
1.55%, 5/22/18		580	580,598
2.65%, 12/02/22		590	597,947
4.05%, 12/03/42		370	393,664
5.20%, 12/31/49 (a)		10,000	10,141,130
American Express Credit Account Master Trust, 1.43%, 6/15/20		4,000	4,026,960
American Express Credit Corp.:
1.30%, 7/29/16		1,290	1,298,553
2.80%, 9/19/16		3,400	3,504,513
1.13%, 6/05/17		850	851,855
2.13%, 7/27/18		410	417,431
2.13%, 3/18/19		840	851,752
Capital One Bank USA N.A., 1.15%, 11/21/16		750	749,996
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	2,118,106
2.45%, 4/24/19		1,550	1,570,686
Capital One N.A.:
1.50%, 3/22/18		2,510	2,491,870
2.40%, 9/05/19		700	707,731
2.95%, 7/23/21		550	561,254
Cerved Group SpA, 6.38%, 1/15/20	EUR	796	960,190
Discover Bank, 4.20%, 8/08/23	USD	1,620	1,751,209
Ford Motor Credit Co. LLC:
4.21%, 4/15/16		100	103,562
3.98%, 6/15/16		100	103,491
8.00%, 12/15/16		620	694,272
1.72%, 12/06/17		4,040	4,032,607
5.00%, 5/15/18		1,030	1,126,319
2.88%, 10/01/18		930	957,641
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (b)		895	841,300
6.88%, 4/15/22 (b)		1,351	1,219,277
Navient Corp.:
6.00%, 1/25/17		100	104,760
4.63%, 9/25/17		125	127,969
8.45%, 6/15/18		400	452,244
5.50%, 1/15/19		300	310,350
8.00%, 3/25/20		625	693,750
7.25%, 1/25/22		175	190,313
5.50%, 1/25/23		350	336,000
6.13%, 3/25/24		150	146,250
5.88%, 10/25/24		150	141,750
5.63%, 8/01/33		75	60,375
Springleaf Finance Corp.:
6.90%, 12/15/17		425	454,750
5.25%, 12/15/19		100	99,880
7.75%, 10/01/21		250	277,500
Synchrony Financial, 1.88%, 8/15/17		665	667,875
Toyota Motor Credit Corp.:
1.25%, 10/05/17		1,000	1,004,850
2.00%, 10/24/18		990	1,010,649
2.13%, 7/18/19		1,250	1,285,654

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Consumer Finance (concluded)
4.25%, 1/11/21	USD	435	$489,370
Unican Ltd., 5.80%, 5/30/17	CNH	13,500	2,160,370

			65,763,266
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22	EUR	2,640	2,968,270
Ball Corp.:
5.75%, 5/15/21	USD	200	209,250
5.00%, 3/15/22		150	158,063
4.00%, 11/15/23		300	296,625
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II IS, 6.00%, 6/15/17 (b)		981	963,214
Cascades, Inc., 5.50%, 7/15/22 (b)		75	75,375
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		450	474,750
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		250	250,000
Crown European Holdings SA, 4.00%, 7/15/22	EUR	905	1,070,280
GCL Holdings SCA, 9.38%, 4/15/18		1,000	1,178,019
Owens-Brockway Glass Container, Inc.:
7.38%, 5/15/16	USD	100	106,750
5.00%, 1/15/22 (b)		100	103,875
Sealed Air Corp.:
8.38%, 9/15/21 (b)		150	168,375
5.25%, 4/01/23 (b)		1,450	1,500,750
5.13%, 12/01/24 (b)		374	383,817
SGD Group SAS, 5.63%, 5/15/19	EUR	1,708	1,880,815
Silgan Holdings, Inc., 5.00%, 4/01/20	USD	100	102,250

			11,890,478
Distributors — 0.0%
LKQ Corp., 4.75%, 5/15/23		100	97,250
Diversified Consumer Services — 0.0%
The Cleveland Clinic Foundation, 4.86%, 1/01/14		125	140,477
Service Corp. International, 5.38%, 5/15/24		1,565	1,627,913
TUI AG, 4.50%, 10/01/19	EUR	188	225,313

			1,993,703
Diversified Financial Services — 2.0%
Adria Bidco BV, 7.88%, 11/15/20		1,435	1,737,239
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/19 (b)	USD	650	654,875
4.50%, 5/15/21 (b)		150	154,875
5.00%, 10/01/21 (b)		500	531,250
Aircastle Ltd.:
6.75%, 4/15/17		300	320,250
6.25%, 12/01/19		100	108,000
7.63%, 4/15/20		880	990,000
5.13%, 3/15/21		75	75,938
5.50%, 2/15/22		100	103,020
Ally Financial, Inc., 3.75%, 11/18/19		300	297,750
American Honda Finance Corp., 2.25%, 8/15/19		600	613,502
The Bear Stearns Cos. LLC:
6.40%, 10/02/17		810	910,195
7.25%, 2/01/18		1,430	1,656,103
BNP Paribas SA, 2.88%, 3/20/26 (a)	EUR	165	194,906
BP Capital Markets PLC:
1.85%, 5/05/17	USD	1,750	1,771,324
2.24%, 5/10/19		825	835,946
2.52%, 1/15/20		275	280,329
4.50%, 10/01/20		825	913,306
4.74%, 3/11/21		715	802,983

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
3.99%, 9/26/23	USD	1,205	$1,288,509
3.54%, 11/04/24		280	289,586
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (b)		200	151,500
CME Group, Inc.:
3.00%, 9/15/22		560	585,650
5.30%, 9/15/43		225	284,096
CNH Capital LLC:
6.25%, 11/01/16		200	210,500
3.63%, 4/15/18		200	197,500
3.38%, 7/15/19 (b)		50	48,000
Consolidated Energy Finance SA, 6.75%, 10/15/19 (b)		200	192,000
Denali Borrower LLC/Denali Finance Corp., 5.63%, 10/15/20 (b)		225	240,750
DFC Finance Corp., 10.50%, 6/15/20 (b)		175	129,500
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1:
Class A, 5.25%, 5/30/23 (b)		9,130	9,541,153
Class B, 6.13%, 11/30/19 (b)		4,273	4,422,700
Enova International, Inc., 9.75%, 6/01/21 (b)		50	44,438
First Pacific Co. Treasury Ltd., 4.50%, 4/16/23		1,500	1,448,121
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	584	692,913
General Electric Capital Corp.:
1.50%, 7/12/16	USD	1,000	1,013,595
2.30%, 4/27/17		1,470	1,513,025
2.30%, 1/14/19		730	752,386
4.63%, 1/07/21		2,170	2,465,135
3.15%, 9/07/22		790	828,392
6.75%, 3/15/32		650	916,532
5.88%, 1/14/38		550	729,219
6.88%, 1/10/39		530	785,138
General Motors Financial Co., Inc.:
2.75%, 5/15/16		250	253,125
4.75%, 8/15/17		750	793,943
3.50%, 7/10/19		100	102,472
4.38%, 9/25/21		950	1,007,000
4.25%, 5/15/23		20	20,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		920	915,400
4.88%, 3/15/19		2,069	2,105,207
6.00%, 8/01/20		1,857	1,942,608
5.88%, 2/01/22		250	255,625
ING Bank NV:
5.80%, 9/25/23 (b)		26,340	30,105,777
3.50%, 11/21/23	EUR	860	1,034,972
Intercontinental Exchange, Inc., 2.50%, 10/15/18	USD	750	774,092
Jefferies Group LLC, 6.50%, 1/20/43		4,095	4,215,282
JPMorgan Chase & Co.:
5.15%, 10/01/15		1,740	1,788,496
3.45%, 3/01/16		417	428,076
3.15%, 7/05/16		3,532	3,638,232
6.00%, 1/15/18		3,257	3,656,129
4.85%, 2/01/44		1,970	2,321,686
LeasePlan Corp NV, 3.00%, 10/23/17 (b)		300	309,548
Lloyds Banking Group PLC, 7.50% (a)(g)		25,000	25,562,500
Maikun Investment Co. Ltd., 4.50%, 6/06/17	CNH	10,000	1,555,711
Moody’s Corp., 2.75%, 7/15/19	USD	1,195	1,227,737
MSCI, Inc., 5.25%, 11/15/24 (b)		457	476,423
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	657,339

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
2.35%, 6/15/20	USD	400	$407,259
3.40%, 11/15/23		500	535,286
The Nielsen Co. (Luxembourg) S.à r.l., 5.50%, 10/01/21 (b)		100	102,750
OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (b)		100	103,375
7.25%, 12/15/21 (b)		200	206,500
Royal Bank of Scotland Group PLC:
1.63%, 6/25/19	EUR	245	284,199
6.13%, 12/15/22	USD	500	563,703
6.10%, 6/10/23		250	279,793
6.00%, 12/19/23		25,200	28,233,828
5.13%, 5/28/24		5,700	6,021,851
Royal Capital BV, 6.38%, 12/31/49		2,150	2,219,875
Shell International Finance BV, 1.75%, 1/20/27	EUR	360	403,340
Société Générale SA:
6.00% (a)(b)(g)	USD	4,500	4,137,975
5.00%, 1/17/24 (b)		350	365,933
2.75%, 9/16/26	EUR	200	226,406
TMX Finance LLC /TitleMax Finance Corp., 8.50%, 9/15/18 (b)	USD	75	57,000
Total Capital Canada Ltd., 1.45%, 1/15/18		1,300	1,307,210
Total Capital International SA:
1.55%, 6/28/17		715	722,596
3.75%, 4/10/24		795	867,912
Total Capital SA, 4.45%, 6/24/20		615	690,728
Voya Financial, Inc.:
3.15%, 2/15/18		4,200	4,329,667
5.65%, 5/15/53 (a)		25,207	25,333,035
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (b)		2,220	2,156,175
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	8,000	1,261,233

			207,687,938
Diversified Telecommunication Services — 1.0%
Alcatel-Lucent USA, Inc.:
6.75%, 11/15/20 (b)	USD	3,080	3,195,500
6.45%, 3/15/29		2,845	2,745,425
Altice Financing SA:
7.88%, 12/15/19 (b)		2,280	2,412,240
6.50%, 1/15/22 (b)		1,525	1,555,500
6.63%, 2/15/23 (b)		1,347	1,347,000
Altice Finco SA, 7.63%, 2/15/25 (b)		476	480,760
Altice SA:
7.25%, 5/15/22	EUR	2,910	3,460,919
7.75%, 5/15/22 (b)	USD	1,795	1,857,825
7.63%, 2/15/25 (b)		1,499	1,521,485
AT&T, Inc.:
1.60%, 2/15/17		1,845	1,859,199
2.38%, 11/27/18		1,440	1,469,818
2.30%, 3/11/19		1,500	1,527,053
3.00%, 2/15/22		1,385	1,404,371
3.90%, 3/11/24		1,670	1,772,555
5.35%, 9/01/40		645	722,961
4.30%, 12/15/42		2,470	2,461,703
4.80%, 6/15/44		1,200	1,281,614
4.35%, 6/15/45		3,183	3,163,953
Avaya, Inc., 7.00%, 4/01/19 (b)		1,945	1,889,081
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15		1,000	79,000
CenturyLink, Inc.:
5.63%, 4/01/20		2,050	2,157,113
6.45%, 6/15/21		100	108,250
5.80%, 3/15/22		650	684,125
7.60%, 9/15/39		125	126,250
7.65%, 3/15/42		200	202,000

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc., 8.38%, 10/15/20	USD	150	$157,781
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (b)(f)		125	125,938
CommScope, Inc.:
5.00%, 6/15/21 (b)		150	144,375
5.50%, 6/15/24 (b)		1,555	1,502,519
Consolidated Communications, Inc., 6.50%, 10/01/22 (b)		1,290	1,270,650
Digicel Ltd., 6.00%, 4/15/21 (b)		4,730	4,434,375
Emirates Telecommunications Corp., 2.75%, 6/18/26	EUR	343	429,025
Eutelsat SA, 2.63%, 1/13/20		200	244,800
Frontier Communications Corp.:
8.25%, 4/15/17	USD	200	221,000
8.13%, 10/01/18		150	168,187
8.50%, 4/15/20		300	337,500
6.25%, 9/15/21		1,790	1,843,700
7.13%, 1/15/23		690	715,875
7.63%, 4/15/24		380	401,850
6.88%, 1/15/25		710	719,763
9.00%, 8/15/31		200	216,000
GCX Ltd., 7.00%, 8/01/19		1,500	1,530,096
Koninklijke KPN NV, 7.00%, 3/28/73 (a)(b)		200	213,700
Level 3 Communications, Inc., 5.75%, 12/01/22		100	100,750
Level 3 Escrow II, Inc., 5.38%, 8/15/22 (b)		1,847	1,874,705
Level 3 Financing, Inc.:
8.13%, 7/01/19		4,787	5,080,204
7.00%, 6/01/20		500	532,500
8.63%, 7/15/20		1,036	1,129,758
6.13%, 1/15/21		25	25,938
5.63%, 2/01/23 (b)		1,103	1,121,972
Orange SA:
8.13%, 1/28/33		150	318,368
5.38%, 1/13/42		540	658,639
PCCW-HKT Capital No. 4 Ltd., 5.75%, 4/17/22		2,000	2,200,078
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,710	2,024,075
Qwest Corp., 6.88%, 9/15/33	USD	280	282,470
Softbank Corp., 4.50%, 4/15/20 (b)		800	800,000
Telecom Italia Capital SA:
7.00%, 6/04/18		225	252,000
7.18%, 6/18/19		225	257,625
6.38%, 11/15/33		225	238,500
7.20%, 7/18/36		450	500,625
7.72%, 6/04/38		125	143,750
Telecom Italia Finance SA:
6.13%, 11/15/16 (h)	EUR	500	756,814
7.75%, 1/24/33		1,675	2,683,731
Telecom Italia SpA:
6.13%, 12/14/18		1,040	1,363,128
4.88%, 9/25/20		580	741,692
4.50%, 1/25/21		890	1,120,545
5.88%, 5/19/23	GBP	1,350	2,294,159
5.30%, 5/30/24 (b)	USD	400	416,000
Telefonica SA, 6.00%, 7/24/17 (h)	EUR	1,100	1,436,280
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		1,689	2,061,494
6.75%, 8/15/24		1,600	2,033,990
UPCB Finance III Ltd., 6.63%, 7/01/20 (b)	USD	150	156,375
UPCB Finance VI Ltd., 6.88%, 1/15/22 (b)		150	161,625
Verizon Communications, Inc.:
2.50%, 9/15/16		5,562	5,691,589
5.15%, 9/15/23		740	848,492
3.25%, 2/17/26	EUR	460	619,377

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
3.85%, 11/01/42	USD	2,560	$2,423,698
6.55%, 9/15/43		2,820	3,809,369
Williams Partners LP, 4.90%, 1/15/45		882	847,773
Wind Acquisition Finance SA:
6.50%, 4/30/20 (b)		200	208,000
4.00%, 7/15/20	EUR	4,197	4,695,636
4.07%, 7/15/20 (a)		805	886,977
4.75%, 7/15/20 (b)	USD	250	243,750
7.38%, 4/23/21 (b)		700	679,000
Windstream Corp.:
7.88%, 11/01/17		250	269,687
7.75%, 10/15/20		100	103,750
7.75%, 10/01/21		225	228,375
6.38%, 8/01/23		350	322,437

			108,808,534
Electric Utilities — 0.5%
Alabama Power Co., 4.15%, 8/15/44		260	296,921
Arizona Public Service Co., 4.70%, 1/15/44		250	309,267
Berkshire Hathaway Energy Co., 5.15%, 11/15/43		1,400	1,753,065
Commonwealth Edison Co.:
6.15%, 9/15/17		400	450,073
3.10%, 11/01/24		800	833,544
The Connecticut Light & Power Co., 4.30%, 4/15/44		125	147,379
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (b)		2,030	2,019,850
Duke Energy Carolinas LLC, 6.05%, 4/15/38		1,305	1,855,288
Duke Energy Florida, Inc., 3.10%, 8/15/21		1,780	1,896,901
Duke Energy Indiana, Inc., 4.90%, 7/15/43		300	385,793
Duke Energy Progress, Inc.:
4.10%, 5/15/42		515	584,138
4.10%, 3/15/43		1,040	1,182,217
Electricite de France SA, 6.00%, 1/22/14 (b)		7,500	9,385,455
EnBW Energie Baden-Wuerttemberg AG, 3.63%, 4/02/76 (a)	EUR	520	611,747
Enel SpA:
8.13%, 9/24/73 (a)(b)	USD	250	296,187
5.00%, 1/15/75 (a)	EUR	370	456,577
Entergy Arkansas, Inc., 3.05%, 6/01/23	USD	250	260,185
Entergy Louisiana LLC, 4.05%, 9/01/23		500	555,416
Exelon Corp., 5.63%, 6/15/35		620	768,753
FirstEnergy Corp.:
2.75%, 3/15/18		50	51,160
4.25%, 3/15/23		200	211,603
7.38%, 11/15/31		350	458,507
FirstEnergy Transmission LLC, 4.35%, 1/15/25 (b)		100	106,658
Florida Power & Light Co.:
5.25%, 2/01/41		370	492,091
3.80%, 12/15/42		1,475	1,621,317
GDF Suez:
3.00% (a)(g)	EUR	300	353,895
2.38%, 5/19/26		600	773,181
Georgia Power Co.:
2.85%, 5/15/22	USD	670	690,944
5.95%, 2/01/39		470	645,937
Jersey Central Power & Light Co.:
5.63%, 5/01/16		1,400	1,469,142
4.70%, 4/01/24 (b)		330	368,194
Kentucky Utilities Co., 4.65%, 11/15/43		750	931,450
MidAmerican Energy Co.:
2.40%, 3/15/19		1,005	1,042,115
6.75%, 12/30/31		575	834,629
Mississippi Power Co., 4.25%, 3/15/42		500	547,203

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
Monongahela Power Co., 5.40%, 12/15/43 (b)	USD	300	$388,675
NGG Finance PLC, 4.25%, 6/18/76 (a)	EUR	1,110	1,379,301
Northern States Power Co.:
2.60%, 5/15/23	USD	845	862,747
4.13%, 5/15/44		530	616,537
NRG Yield Operating LLC, 5.38%, 8/15/24 (b)		25	25,875
NSTAR Electric Co., 4.40%, 3/01/44		250	299,282
Oglethorpe Power Corp., 4.20%, 12/01/42		400	437,814
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42		680	906,431
PacifiCorp:
2.95%, 6/01/23		300	312,965
5.75%, 4/01/37		560	769,490
6.35%, 7/15/38		560	822,217
PECO Energy Co., 5.95%, 10/01/36		865	1,220,945
Potomac Electric Power Co., 4.15%, 3/15/43		250	284,475
PPL Capital Funding, Inc., 5.00%, 3/15/44		300	366,354
PPL Energy Supply LLC, 4.60%, 12/15/21		100	89,829
Progress Energy, Inc., 5.63%, 1/15/16		701	732,924
Public Service Co. of Colorado, 4.30%, 3/15/44		250	298,344
Puget Sound Energy, Inc.:
5.80%, 3/15/40		250	350,279
5.64%, 4/15/41		250	342,992
RJS Power Holdings LLC, 5.13%, 7/15/19 (b)		200	194,000
Saudi Electricity Global Sukuk Co. 3, 5.50%, 4/08/44		785	898,825
Sierra Pacific Power Co., 3.38%, 8/15/23		580	622,018
Southern California Edison Co.:
3.50%, 10/01/23		760	826,881
6.05%, 3/15/39		665	936,132
4.50%, 9/01/40		450	533,203
4.65%, 10/01/43		300	371,122
The Southern Co., 2.45%, 9/01/18		1,065	1,102,700
SSE PLC, 5.03% (a)(g)	EUR	1,120	1,289,007
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	574,562

			52,502,708
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18		5,200	5,326,880
Belden, Inc., 5.50%, 9/01/22 (b)		75	74,625
Emerson Electric Co., 4.88%, 10/15/19		675	770,643
General Cable Corp., 5.75%, 10/01/22		175	141,750
GrafTech International Ltd., 6.38%, 11/15/20		413	346,920

			6,660,818
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23	EUR	2,749	3,250,024
Corning, Inc.:
1.45%, 11/15/17	USD	250	249,320
4.75%, 3/15/42		200	226,272
Flextronics International Ltd.:
4.63%, 2/15/20		100	103,750
5.00%, 2/15/23		50	52,000
Rexel SA, 6.13%, 12/15/19 (b)		403	421,135
Viasystems, Inc., 7.88%, 5/01/19 (b)		100	105,625
Zebra Technologies Corp., 7.25%, 10/15/22 (b)		200	214,500

			4,622,626
Energy Equipment & Services — 0.1%
Atwood Oceanics, Inc., 6.50%, 2/01/20		75	67,688
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		3,550	3,035,250
CGG, 6.50%, 6/01/21		200	153,000
Ensco PLC, 4.50%, 10/01/24		450	435,260
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		2,225	2,197,187

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
Gulfmark Offshore, Inc., 6.38%, 3/15/22	USD	100	$78,000
Halliburton Co.:
2.00%, 8/01/18		500	505,299
3.50%, 8/01/23		645	677,091
4.75%, 8/01/43		1,025	1,136,128
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (b)		100	107,500
Key Energy Services, Inc., 6.75%, 3/01/21		75	45,000
McDermott International, Inc., 8.00%, 5/01/21 (b)		50	31,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (b)		100	94,750
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.38%, 1/15/22 (b)		100	89,000
PHI, Inc., 5.25%, 3/15/19		100	87,000
SESI LLC, 7.13%, 12/15/21		380	380,950
Seventy Seven Energy, Inc., 6.50%, 7/15/22		483	191,993
Trionista TopCo GmbH:
6.88%, 4/30/21		900	1,078,828
6.88%, 4/30/21	EUR	2,757	3,304,811

			13,695,735
Food & Staples Retailing — 0.2%
Casino Guichard Perrachon SA, 2.80%, 8/05/26		200	243,723
Costco Wholesale Corp., 1.70%, 12/15/19	USD	625	626,119
FPC Finance Ltd., 6.00%, 6/28/19		1,000	1,072,000
Ingles Markets, Inc., 5.75%, 6/15/23		100	101,000
Rite Aid Corp., 8.00%, 8/15/20		250	266,875
Sysco Corp.:
2.35%, 10/02/19		1,100	1,125,424
4.50%, 10/02/44		500	551,443
Wal-Mart Stores, Inc.:
1.00%, 4/21/17		230	231,360
1.13%, 4/11/18		1,000	1,002,101
4.13%, 2/01/19		1,350	1,489,212
4.25%, 4/15/21		1,000	1,129,175
7.55%, 2/15/30		445	677,601
5.25%, 9/01/35		645	822,156
6.50%, 8/15/37		605	877,137
6.20%, 4/15/38		365	512,971
5.63%, 4/15/41		1,785	2,411,137
4.00%, 4/11/43		1,960	2,149,122
4.30%, 4/22/44		672	774,790

			16,063,346
Food Products — 0.2%
ARAMARK Corp., 5.75%, 3/15/20		1,358	1,412,320
Archer-Daniels-Midland Co., 5.77%, 3/01/41		395	532,665
B&G Foods, Inc., 4.63%, 6/01/21		75	74,625
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	1,221	1,878,158
Bestfoods, 6.63%, 4/15/28	USD	125	172,428
Boparan Finance PLC:
4.38%, 7/15/21	EUR	220	213,218
5.50%, 7/15/21	GBP	1,027	1,321,030
Brakes Capital, 7.13%, 12/15/18		1,000	1,526,916
Bumble Bee Holdings, Inc., 9.00%, 12/15/17 (b)	USD	92	96,370
Diamond Foods, Inc., 7.00%, 3/15/19 (b)		1,590	1,605,900
Findus Bondco SA, 9.13%, 7/01/18	EUR	1,100	1,317,574
HJ Heinz Co.:
4.25%, 10/15/20	USD	775	781,297
4.88%, 2/15/25 (b)		1,100	1,102,750
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (b)		100	105,188

Corporate Bonds		Par (000)	Value
Food Products (concluded)
7.25%, 6/01/21 (b)	USD	100	$103,000
7.25%, 6/01/21 (b)		100	103,000
5.88%, 7/15/24 (b)		250	241,250
Kraft Foods Group, Inc., 5.00%, 6/04/42		170	192,107
Post Holdings, Inc.:
7.38%, 2/15/22		500	508,750
6.00%, 12/15/22 (b)		100	95,500
R&R Ice Cream PLC:
9.25% (9.25% Cash or 10.00% PIK), 5/15/18 (f)	EUR	3,163	3,609,415
4.75%, 5/15/20		105	118,946
5.50%, 5/15/20	GBP	105	153,584
Smithfield Foods, Inc.:
7.75%, 7/01/17	USD	300	334,125
6.63%, 8/15/22		1,221	1,294,260
Sun Merger Sub, Inc., 5.25%, 8/01/18 (b)		125	127,500
Unilever Capital Corp., 2.75%, 2/10/16		1,000	1,023,293
The WhiteWave Foods Co., 5.38%, 10/01/22		475	501,125
Wm. Wrigley Jr. Co., 2.00%, 10/20/17 (b)		3,110	3,149,052

			23,695,346
Gas Utilities — 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20		200	208,000
Atmos Energy Corp., 4.15%, 1/15/43		395	441,624
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		2,300	2,348,875

			2,998,499
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 6.00%, 4/01/39		435	612,600
Alere, Inc., 7.25%, 7/01/18		1,210	1,270,500
Baxter International, Inc.:
1.85%, 6/15/18		670	676,500
3.20%, 6/15/23		565	578,843
4.50%, 6/15/43		535	615,572
Biomet, Inc., 6.50%, 8/01/20		400	426,500
Covidien International Finance SA:
3.20%, 6/15/22		445	465,203
6.55%, 10/15/37		165	238,873
Hologic, Inc., 6.25%, 8/01/20		1,374	1,434,113
Medtronic, Inc.:
1.38%, 4/01/18		1,000	1,002,381
2.50%, 3/15/20 (b)		2,115	2,175,383
3.15%, 3/15/22 (b)		1,545	1,620,013
3.63%, 3/15/24		805	866,675
4.38%, 3/15/35 (b)		315	349,942
4.00%, 4/01/43		855	903,642
4.63%, 3/15/45 (b)		1,045	1,204,925
4.63%, 3/15/45		330	380,503
St Jude Medical, Inc., 3.25%, 4/15/23		345	358,375
Stryker Corp.:
3.38%, 5/15/24		635	661,914
4.38%, 5/15/44		200	223,562
Universal Hospital Services, Inc., 7.63%, 8/15/20		100	87,500

			16,153,519
Health Care Providers & Services — 0.6%
3AB Optique Developement SAS, 5.63%, 4/15/19	EUR	605	591,354
Aetna, Inc.:
1.75%, 5/15/17	USD	1,624	1,646,492
2.20%, 3/15/19		760	770,243
2.75%, 11/15/22		700	708,597

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
4.13%, 11/15/42	USD	1,080	$1,182,795
AmerisourceBergen Corp., 3.40%, 5/15/24		535	552,692
AmSurg Corp., 5.63%, 7/15/22 (b)		2,265	2,341,444
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		428	445,548
Care UK Health & Social Care PLC, 5.56%, 7/15/19 (a)	GBP	1,337	1,821,077
Centene Corp., 4.75%, 5/15/22	USD	357	362,355
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,645	1,703,397
8.00%, 11/15/19		650	692,250
7.13%, 7/15/20		200	213,000
5.13%, 8/01/21		175	181,781
6.88%, 2/01/22		2,556	2,714,791
DaVita HealthCare Partners, Inc.:
6.63%, 11/01/20		100	105,250
5.75%, 8/15/22		500	530,000
5.13%, 7/15/24		1,943	1,997,015
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		949	972,725
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (b)		200	217,540
4.13%, 10/15/20 (b)		400	410,500
5.88%, 1/31/22 (b)		100	111,625
HCA Holdings, Inc.:
6.25%, 2/15/21		125	135,625
7.75%, 5/15/21		1,760	1,881,000
HCA, Inc.:
6.50%, 2/15/16		500	523,950
8.00%, 10/01/18		100	116,000
3.75%, 3/15/19		200	202,000
6.50%, 2/15/20		2,289	2,575,125
7.50%, 2/15/22		2,650	3,105,535
5.88%, 5/01/23		2,344	2,543,240
5.00%, 3/15/24		315	337,050
5.38%, 2/01/25		1,750	1,798,125
5.25%, 4/15/25		450	490,500
HealthSouth Corp., 5.75%, 11/01/24		756	780,570
IDH Finance PLC, 6.00%, 12/01/18	GBP	570	864,547
Kindred Healthcare, Inc.:
8.00%, 1/15/20 (b)	USD	200	212,240
6.38%, 4/15/22		100	96,250
8.75%, 1/15/23 (b)		100	107,000
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/01/18		400	439,000
LifePoint Hospitals, Inc., 5.50%, 12/01/21		300	315,375
Magnolia BC SA, 9.00%, 8/01/20	EUR	2,406	2,590,196
Mallinckrodt International Finance SA, 4.75%, 4/15/23	USD	200	190,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (b)		75	77,438
NBTY, Inc., 9.00%, 10/01/18		100	102,000
Omnicare, Inc.:
4.75%, 12/01/22		220	227,700
5.00%, 12/01/24		139	144,560
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	686	1,069,857
Select Medical Corp., 6.38%, 6/01/21	USD	100	100,613
Tenet Healthcare Corp.:
6.25%, 11/01/18		150	162,938
5.00%, 3/01/19 (b)		3,251	3,259,127
5.50%, 3/01/19 (b)		300	304,875
4.75%, 6/01/20		150	153,750
6.00%, 10/01/20		1,225	1,326,063

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
4.38%, 10/01/21	USD	150	$149,813
8.13%, 4/01/22		2,697	3,040,867
UnitedHealth Group, Inc.:
1.88%, 11/15/16		2,070	2,108,881
2.30%, 12/15/19		435	446,588
2.88%, 3/15/23		940	974,872
5.95%, 2/15/41		765	1,067,808
4.63%, 11/15/41		1,075	1,276,379
4.25%, 3/15/43		940	1,068,539
Voyage Care Bondco PLC:
6.50%, 8/01/18	GBP	800	1,232,077
11.00%, 2/01/19		1,000	1,611,640
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	75	77,813
WellPoint, Inc.:
2.38%, 2/15/17		2,033	2,080,769
5.88%, 6/15/17		683	751,456
1.88%, 1/15/18		780	788,453
4.65%, 1/15/43		350	393,109

			63,573,784
Hotels, Restaurants & Leisure — 0.3%
AMC Entertainment, Inc., 9.75%, 12/01/20		100	108,750
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20 (b)		275	270,875
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22 (b)		175	148,750
Carnival Corp.:
1.20%, 2/05/16		780	780,885
1.88%, 12/15/17		1,710	1,714,737
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	101,500
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	610	709,114
Enterprise Funding Ltd., 3.50%, 9/10/20 (h)	GBP	400	548,633
Gala Group Finance PLC, 11.50%, 6/01/19		1,400	2,200,501
Gamenet SpA, 7.25%, 8/01/18	EUR	323	320,547
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	1,840	1,941,200
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	4,078	3,870,819
McDonald’s Corp.:
5.35%, 3/01/18	USD	1,415	1,585,694
3.25%, 6/10/24		735	776,319
6.30%, 10/15/37		665	900,740
MGM Resorts International:
10.00%, 11/01/16		425	471,750
7.63%, 1/15/17		100	107,500
8.63%, 2/01/19		1,368	1,542,420
5.25%, 3/31/20		125	125,313
6.75%, 10/01/20		1,710	1,808,325
6.63%, 12/15/21		150	157,500
7.75%, 3/15/22		125	138,438
6.00%, 3/15/23		150	151,500
NCL Corp. Ltd., 5.25%, 11/15/19 (b)		150	151,875
Pinnacle Entertainment, Inc.:
7.50%, 4/15/21		100	104,000
6.38%, 8/01/21		155	158,875
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	1,000	1,169,653
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	USD	100	106,750
Sabre GLBL, Inc., 8.50%, 5/15/19 (b)		1,890	2,022,300

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Scientific Games International, Inc., 7.00%, 1/01/22 (b)	USD	200	$202,250
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		1,250	1,265,625
Snai SpA, 7.63%, 6/15/18	EUR	665	770,383
Starbucks Corp., 3.85%, 10/01/23	USD	465	515,333
Viking Cruises Ltd., 8.50%, 10/15/22 (b)		50	54,750
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	614	971,051
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75%, 8/15/20	USD	150	159,375
5.38%, 3/15/22		150	153,000
4.25%, 5/30/23 (b)		50	47,375

			28,334,405
Household Durables — 0.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		436	457,800
APX Group, Inc., 6.38%, 12/01/19		200	190,500
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		100	102,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (b)		150	152,250
DR Horton, Inc., 3.75%, 3/01/19		50	49,813
Jarden Corp.:
7.50%, 5/01/17		100	110,000
1.88%, 9/15/18 (h)		460	724,213
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		1,451	1,490,903
KB Home:
4.75%, 5/15/19		227	216,785
7.00%, 12/15/21		716	716,000
Lennar Corp.:
4.75%, 12/15/17		640	656,800
4.50%, 6/15/19		200	202,000
4.75%, 11/15/22		100	99,400
PulteGroup, Inc., 6.38%, 5/15/33		395	408,825
RSI Home Products, Inc., 6.88%, 3/01/18 (b)		100	103,625
The Ryland Group, Inc., 6.63%, 5/01/20		1,035	1,089,337
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		1,285	1,346,037
Standard Pacific Corp.:
8.38%, 5/15/18		2,070	2,335,208
8.38%, 1/15/21		1,735	1,951,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		100	94,250

			12,498,121
Household Products — 0.2%
Colgate-Palmolive Co.:
1.30%, 1/15/17		540	546,254
3.25%, 3/15/24		455	491,925
Harbinger Group, Inc., 7.88%, 7/15/19		125	131,875
Kimberly-Clark Corp.:
3.88%, 3/01/21		200	224,651
2.40%, 6/01/23		670	671,020
5.30%, 3/01/41		615	808,890
The Procter & Gamble Co.:
0.75%, 11/04/16		1,445	1,450,274
4.70%, 2/15/19		500	564,413
5.55%, 3/05/37		465	642,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19		250	258,906

Corporate Bonds		Par (000)	Value
Household Products (concluded)
9.00%, 4/15/19	USD	295	$304,587
7.88%, 8/15/19		400	422,500
5.75%, 10/15/20		3,232	3,304,720
6.88%, 2/15/21		355	373,637
Spectrum Brands, Inc.:
6.38%, 11/15/20		941	997,460
6.63%, 11/15/22		2,090	2,231,075
6.13%, 12/15/24 (b)		827	862,147
Stena AB, 7.00%, 2/01/24 (b)		200	187,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		1,116	1,185,750

			15,660,022
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.:
8.00%, 10/15/17		150	167,813
8.00%, 6/01/20		200	228,000
7.38%, 7/01/21		150	166,125
4.88%, 5/15/23		150	146,250
5.50%, 3/15/24		200	200,500
Calpine Corp.:
6.00%, 1/15/22 (b)		324	347,490
5.38%, 1/15/23		1,552	1,567,520
7.88%, 1/15/23 (b)		487	545,440
5.88%, 1/15/24 (b)		545	580,425
5.75%, 1/15/25		1,680	1,713,600
DPL, Inc., 7.25%, 10/15/21		150	152,953
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75%, 11/01/19 (b)		2,370	2,435,175
7.38%, 11/01/22 (b)		615	634,987
7.63%, 11/01/24 (b)		300	309,000
Dynegy, Inc., 5.88%, 6/01/23		100	95,000
EDP Finance BV:
6.00%, 2/02/18 (b)		300	325,596
4.90%, 10/01/19 (b)		125	132,153
5.25%, 1/14/21 (b)		200	213,046
Enel Finance International NV, 6.00%, 10/07/39 (b)		240	300,781
GenOn Energy, Inc.:
7.88%, 6/15/17		300	294,000
9.50%, 10/15/18		100	99,250
9.88%, 10/15/20		100	97,000
InterGen NV, 7.00%, 6/30/23 (b)		200	187,000
NRG Energy, Inc.:
7.63%, 1/15/18		250	272,813
8.25%, 9/01/20		250	265,000
7.88%, 5/15/21		848	909,480
6.25%, 7/15/22		175	179,813
6.63%, 3/15/23		150	155,625
6.25%, 5/01/24		1,029	1,026,427
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18		483	568,912
TerraForm Power Operating LLC, 5.88%, 2/01/23 (b)		120	122,550

			14,439,724
Industrial Conglomerates — 0.0%
3M Co., 3.88%, 6/15/44		300	338,016
General Electric Co.:
5.25%, 12/06/17		605	674,976
4.13%, 10/09/42		230	253,585
4.50%, 3/11/44		765	895,317
Tyco Electronics Group SA, 2.35%, 8/01/19		500	507,237

			2,669,131

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance — 0.7%
ACE INA Holdings, Inc.:
5.80%, 3/15/18	USD	930	$1,056,448
2.70%, 3/13/23		940	946,851
3.35%, 5/15/24		840	889,528
Aflac, Inc.:
2.65%, 2/15/17		400	413,847
3.63%, 6/15/23		900	952,967
3.63%, 11/15/24		800	850,490
6.90%, 12/17/39		200	285,373
AIA Group Ltd., 2.25%, 3/11/19 (b)		780	785,446
The Allstate Corp.:
3.15%, 6/15/23		470	488,608
4.50%, 6/15/43		710	849,136
American International Group, Inc.:
5.45%, 5/18/17		620	677,163
5.85%, 1/16/18		3,595	4,055,498
4.50%, 7/16/44		415	454,855
Aon PLC, 2.88%, 5/14/26	EUR	170	219,470
Arch Capital Group US, Inc., 5.14%, 11/01/43	USD	250	305,653
Aviva PLC, 6.88%, 5/20/58 (a)	GBP	430	859,197
AXA SA, 5.63%, 1/16/54 (a)		500	884,444
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,387,836
Berkshire Hathaway Finance Corp.:
1.60%, 5/15/17		420	426,667
1.30%, 5/15/18		1,110	1,113,996
3.00%, 5/15/22		550	577,755
Berkshire Hathaway, Inc.:
1.90%, 1/31/17		1,250	1,277,324
1.55%, 2/09/18		750	757,577
3.75%, 8/15/21		610	673,534
4.50%, 2/11/43		1,130	1,325,006
The CHUBB Corp.:
5.75%, 5/15/18		2,020	2,301,596
6.50%, 5/15/38		505	743,211
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	16,877,566
Generali Finance BV, 5.48% (a)(g)	EUR	200	236,734
Genworth Holdings, Inc.:
6.52%, 5/22/18	USD	150	151,517
4.80%, 2/15/24		5,310	4,305,975
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	2,014,980
Hartford Financial Services Group, Inc., 4.00%, 10/15/17		2,330	2,491,681
International Lease Finance Corp.:
5.75%, 5/15/16		400	415,380
6.75%, 9/01/16 (b)		817	872,147
8.75%, 3/15/17		250	278,163
8.88%, 9/01/17		100	113,500
3.88%, 4/15/18		100	101,125
6.25%, 5/15/19		325	358,313
8.25%, 12/15/20		150	184,125
8.63%, 1/15/22		150	189,750
5.88%, 8/15/22		200	221,000
Jackson National Life Global Funding, 2.30%, 4/16/19 (b)		2,800	2,859,252
Loews Corp.:
2.63%, 5/15/23		500	488,865
4.13%, 5/15/43		250	256,449
Marsh & McLennan Cos., Inc., 2.30%, 4/01/17		2,050	2,090,131
MetLife, Inc.:
6.75%, 6/01/16		500	538,465
1.76%, 12/15/17		1,140	1,153,298
4.37%, 9/15/23		860	966,423

Corporate Bonds		Par (000)	Value
Insurance (concluded)
6.38%, 6/15/34	USD	720	$1,008,616
4.88%, 11/13/43		1,980	2,377,610
PartnerRe Finance B LLC, 5.50%, 6/01/20		250	286,880
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	425	677,378
The Progressive Corp.:
3.75%, 8/23/21	USD	500	551,177
6.25%, 12/01/32		170	231,445
Prudential Covered Trust 2012-1, 3.00%, 9/30/15 (b)		233	235,309
Prudential Financial, Inc.:
6.00%, 12/01/17		2,490	2,798,725
5.10%, 8/15/43		310	367,081
Scottish Widows PLC, 7.00%, 6/16/43	GBP	250	507,591
Swiss Reinsurance Co. via ELM BV, 5.25% (a)(g)	EUR	600	711,876
The Travelers Cos., Inc.:
5.90%, 6/02/19	USD	1,000	1,177,641
4.60%, 8/01/43		780	942,597
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	483,205
XLIT Ltd., 2.30%, 12/15/18		250	253,969

			75,335,415
Internet & Catalog Retail — 0.1%
Liberty Interactive LLC, 8.25%, 2/01/30		50	54,125
Netflix, Inc., 5.38%, 2/01/21		100	103,500
QVC, Inc., 5.95%, 3/15/43		5,440	5,906,779

			6,064,404
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19 (b)		685	687,084
3.13%, 11/28/21 (b)		500	506,084
4.50%, 11/28/34 (b)		600	628,453
Baidu, Inc., 2.75%, 6/09/19		1,350	1,362,142
eBay, Inc.:
2.60%, 7/15/22		465	447,700
3.45%, 8/01/24		665	663,156
Equinix, Inc.:
5.38%, 1/01/22		507	524,745
5.38%, 4/01/23		125	129,688
5.75%, 1/01/25		546	567,840
Google, Inc., 3.38%, 2/25/24		635	687,307
IAC/InterActiveCorp:
4.88%, 11/30/18		1,682	1,728,255
4.75%, 12/15/22		100	97,875
Open Text Corp., 5.63%, 1/15/23 (b)		1,698	1,744,695
Verisign, Inc., 4.63%, 5/01/23		100	99,375
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,228	1,301,680
6.00%, 4/01/23 (b)		650	653,250

			11,829,329
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		735	750,904
International Business Machines Corp.:
1.95%, 7/22/16		1,010	1,030,775
5.70%, 9/14/17		2,135	2,391,776
1.63%, 5/15/20		600	596,487
3.63%, 2/12/24		560	603,113
5.88%, 11/29/32		435	575,517
4.00%, 6/20/42		725	762,142
MasterCard, Inc.:
2.00%, 4/01/19		1,605	1,646,947

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
IT Services (concluded)
3.38%, 4/01/24	USD	325	$347,056
Rolta Americas LLC, 8.88%, 7/24/19 (b)		1,065	966,487
SunGard Data Systems, Inc., 7.63%, 11/15/20		150	159,937

			9,831,141
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 2.00%, 4/15/25	EUR	130	156,837
Machinery — 0.3%
Amsted Industries, Inc., 5.00%, 3/15/22 (b)	USD	100	98,750
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		2,917	2,856,837
Bombardier, Inc.:
7.50%, 3/15/18 (b)		200	202,500
4.75%, 4/15/19 (b)		200	188,000
7.75%, 3/15/20 (b)		150	150,656
6.00%, 10/15/22 (b)		500	471,250
6.13%, 1/15/23 (b)		200	189,000
Case New Holland, Inc., 7.88%, 12/01/17		500	550,500
Caterpillar Financial Services Corp.:
1.75%, 3/24/17		1,912	1,945,525
7.05%, 10/01/18		1,065	1,267,889
3.75%, 11/24/23		505	554,621
Caterpillar, Inc.:
2.60%, 6/26/22		835	847,858
3.80%, 8/15/42		915	943,118
Cooper U.S., Inc., 6.10%, 7/01/17		930	1,027,711
Crane Co., 2.75%, 12/15/18		370	379,301
CTP Transportation Products LLC/CTP Finance, Inc., 8.25%, 12/15/19 (b)		640	676,800
Deere & Co., 5.38%, 10/16/29		1,395	1,769,333
Galapagos SA, 5.38%, 6/15/21	EUR	220	246,486
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		640	659,295
Hydra Dutch Holdings 2 BV, 5.57%, 4/15/19 (a)		715	735,312
Illinois Tool Works, Inc.:
1.95%, 3/01/19	USD	1,525	1,556,192
3.90%, 9/01/42		525	547,852
John Deere Capital Corp.:
2.80%, 9/18/17		1,495	1,561,687
1.95%, 12/13/18		250	254,741
1.95%, 3/04/19		930	945,905
The Manitowoc Co., Inc., 8.50%, 11/01/20		100	108,250
Paccar Financial Corp., 0.75%, 5/16/16		505	506,580
Parker-Hannifin Corp., 3.30%, 11/21/24		800	851,681
Pentair Finance SA:
1.35%, 12/01/15		400	401,114
1.88%, 9/15/17		1,240	1,245,514
Polymer Group, Inc., 7.75%, 2/01/19		96	99,360
Selecta Group BV, 6.50%, 6/15/20	EUR	1,180	1,279,791
Sparkle Assets Ltd., 6.88%, 1/30/20	USD	2,200	2,209,130
SPX Corp., 6.88%, 9/01/17		100	109,150
Terex Corp., 6.00%, 5/15/21		116	117,740
Titan International, Inc., 6.88%, 10/01/20		400	344,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19		322	325,019
WESCO Distribution, Inc., 5.38%, 12/15/21		200	201,500

			28,426,448
Media — 1.3%
21st Century Fox America, Inc., 5.40%, 10/01/43		830	1,063,085
Altice Financing SA, 5.25%, 2/15/23		300	338,998
Altice SA, 7.00%, 2/15/25		1,495	1,689,342
AMC Networks, Inc.:
7.75%, 7/15/21		1,105	1,193,400

Corporate Bonds		Par (000)	Value
Media (continued)
4.75%, 12/15/22	USD	100	$99,500
British Sky Broadcasting Group PLC:
6.10%, 2/15/18 (b)		346	388,677
2.63%, 9/16/19 (b)		3,000	3,052,815
3.85%, 9/16/24		385	402,740
Cablevision Systems Corp.:
8.63%, 9/15/17		2,310	2,569,875
7.75%, 4/15/18		2,610	2,857,950
8.00%, 4/15/20		100	112,750
5.88%, 9/15/22		1,475	1,500,813
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.63%, 2/15/24 (b)		1,630	1,703,350
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/19		250	259,375
8.13%, 4/30/20		50	52,625
7.38%, 6/01/20		350	374,500
5.25%, 3/15/21		200	201,500
6.50%, 4/30/21		400	421,000
5.25%, 9/30/22		3,365	3,377,619
5.13%, 2/15/23		1,280	1,254,400
5.75%, 1/15/24		125	126,719
CCOH Safari LLC:
5.50%, 12/01/22		1,013	1,026,929
5.75%, 12/01/24		6,999	7,095,236
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (b)		350	364,000
5.13%, 12/15/21 (b)		940	918,850
5.13%, 12/15/21 (b)		250	244,375
Cinemark USA, Inc., 4.88%, 6/01/23		150	143,813
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		500	527,500
6.50%, 11/15/22		4,986	5,141,813
6.50%, 11/15/22		2,593	2,644,860
Columbus International, Inc., 7.38%, 3/30/21 (b)		1,500	1,543,125
Comcast Corp.:
5.90%, 3/15/16		1,500	1,588,809
6.30%, 11/15/17		715	813,142
5.70%, 5/15/18		880	999,599
5.50%, 11/23/29	GBP	430	863,472
4.25%, 1/15/33	USD	565	633,525
4.20%, 8/15/34		2,050	2,299,667
6.95%, 8/15/37		715	1,057,326
4.65%, 7/15/42		1,425	1,669,195
4.75%, 3/01/44		2,220	2,682,077
ComEd Financing III, 6.35%, 3/15/33		1,050	1,074,000
Cox Communications, Inc.:
5.88%, 12/01/16 (b)		930	1,006,468
8.38%, 3/01/39 (b)		760	1,135,825
CSC Holdings LLC:
8.63%, 2/15/19		100	116,500
6.75%, 11/15/21		400	448,000
5.25%, 6/01/24 (b)		100	100,375
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16		2,180	2,239,776
3.95%, 1/15/25		175	183,664
6.38%, 3/01/41		50	62,418
5.15%, 3/15/42		580	629,058
Discovery Communications LLC:
2.38%, 3/07/22	EUR	480	583,992
6.35%, 6/01/40	USD	120	153,220
4.88%, 4/01/43		94	102,680

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (continued)
DISH DBS Corp.:
7.13%, 2/01/16	USD	400	$420,000
4.63%, 7/15/17		150	153,000
4.25%, 4/01/18		775	788,563
7.88%, 9/01/19		600	681,000
5.13%, 5/01/20		2,675	2,721,813
6.75%, 6/01/21		700	760,375
5.88%, 7/15/22		300	303,000
5.00%, 3/15/23		150	147,375
5.88%, 11/15/24 (b)		1,385	1,391,925
Gannett Co., Inc.:
5.13%, 10/15/19		100	103,500
5.13%, 7/15/20		554	570,620
4.88%, 9/15/21 (b)		254	254,000
6.38%, 10/15/23		1,851	1,971,315
5.50%, 9/15/24 (b)		575	580,750
The Interpublic Group of Cos, Inc.:
2.25%, 11/15/17		1,311	1,322,503
4.20%, 4/15/24		352	376,089
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		520	537,145
Lamar Media Corp.:
5.88%, 2/01/22		100	104,000
5.00%, 5/01/23		100	100,750
5.38%, 1/15/24		150	155,250
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	1,418	1,812,638
The McClatchy Co., 9.00%, 12/15/22	USD	100	105,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/01/21		200	221,500
MDC Partners, Inc., 6.75%, 4/01/20 (b)		1,254	1,308,863
Media General Financing Sub, Inc., 5.88%, 11/15/22 (b)		363	364,815
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21		1,480	1,483,700
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		3,060	3,098,250
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		856	911,640
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		999	1,033,965
NBCUniversal Media LLC:
4.38%, 4/01/21		890	996,465
2.88%, 1/15/23		1,305	1,340,108
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		1,100	1,102,750
5.00%, 4/15/22 (b)		450	451,125
Numericable SFR SAS:
4.88%, 5/15/19 (b)		4,483	4,483,000
5.38%, 5/15/22	EUR	4,804	5,740,632
6.00%, 5/15/22		82	83,610
6.00%, 5/15/22 (b)	USD	3,800	3,887,020
5.63%, 5/15/24	EUR	1,460	1,748,252
6.25%, 5/15/24 (b)	USD	250	258,750
Omnicom Group, Inc., 5.90%, 4/15/16		1,357	1,434,232
Quebecor Media, Inc., 5.75%, 1/15/23		150	154,500
Regal Entertainment Group, 5.75%, 3/15/22		225	223,594
Sinclair Television Group, Inc.:
5.38%, 4/01/21		100	100,250
6.13%, 10/01/22		100	103,000
5.63%, 8/01/24 (b)		800	790,000
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (b)		75	73,125
5.88%, 10/01/20 (b)		150	153,750
4.63%, 5/15/23 (b)		100	93,750

Corporate Bonds		Par (000)	Value
Media (concluded)
6.00%, 7/15/24 (b)	USD	450	$462,375
Sky PLC:
1.88%, 11/24/23	EUR	358	424,987
2.50%, 9/15/26		690	848,098
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	USD	75	76,313
Time Warner Cable, Inc.:
5.85%, 5/01/17		255	279,207
6.55%, 5/01/37		1,070	1,405,904
Time Warner, Inc., 5.35%, 12/15/43		790	949,258
Time, Inc., 5.75%, 4/15/22 (b)		75	72,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (b)		1,265	1,312,437
5.75%, 1/15/23	EUR	2,000	2,464,301
5.75%, 1/15/23	USD	1,381	1,701,600
4.00%, 1/15/25		2,484	2,899,562
Unitymedia KabelBW GmbH, 6.13%, 1/15/25 (b)		400	421,000
Univision Communications, Inc.:
6.88%, 5/15/19 (b)		250	260,625
7.88%, 11/01/20 (b)		1,300	1,391,000
6.75%, 9/15/22 (b)		450	489,375
5.13%, 5/15/23 (b)		75	77,813
Viacom, Inc., 5.85%, 9/01/43		310	365,223
Videotron Ltd.:
5.00%, 7/15/22		250	256,875
5.38%, 6/15/24 (b)		100	102,500
Virgin Media Finance PLC:
6.00%, 10/15/24 (b)		200	210,500
5.75%, 1/15/25 (b)		980	1,014,300
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (b)		200	207,500
6.25%, 3/28/29	GBP	1,986	3,224,648
VTR Finance BV, 6.88%, 1/15/24 (b)	USD	200	200,510
The Walt Disney Co.:
6.00%, 7/17/17		435	487,308
5.50%, 3/15/19		565	654,793
1.85%, 5/30/19		500	507,475
2.75%, 8/16/21		515	537,374
4.13%, 6/01/44		500	568,383
WPP Finance 2010, 3.75%, 9/19/24		409	431,158
WPP Finance SA, 2.25%, 9/22/26	EUR	130	159,966
Ziggo Bond Finance BV:
4.63%, 1/15/25		1,035	1,190,011
5.88%, 1/15/25 (b)	USD	896	913,920

			136,704,753
Metals & Mining — 0.3%
Alcoa, Inc.:
5.55%, 2/01/17		300	320,814
6.15%, 8/15/20		500	570,913
5.40%, 4/15/21		350	388,359
5.13%, 10/01/24		2,090	2,281,459
5.90%, 2/01/27		25	28,267
6.75%, 1/15/28		85	99,232
5.95%, 2/01/37		197	212,026
Aleris International, Inc.:
7.63%, 2/15/18		100	97,500
7.88%, 11/01/20		100	97,000
Allegheny Technologies, Inc., 5.95%, 1/15/21		197	209,837
APERAM, 7.75%, 4/01/18 (b)		356	362,675
ArcelorMittal:
5.00%, 2/25/17		400	415,800

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
6.13%, 6/01/18	USD	1,802	$1,914,625
10.35%, 6/01/19		250	298,813
5.75%, 8/05/20		200	206,500
6.00%, 3/01/21		400	412,500
6.75%, 2/25/22		200	212,500
7.50%, 10/15/39		350	362,250
7.25%, 3/01/41		200	205,250
Barrick Gold Corp., 4.10%, 5/01/23		71	70,974
Barrick North America Finance LLC, 5.75%, 5/01/43		1,060	1,130,886
BHP Billiton Finance USA Ltd.:
1.88%, 11/21/16		1,270	1,292,704
1.63%, 2/24/17		805	815,373
5.00%, 9/30/43		1,035	1,213,354
Bohai General Capital Ltd., 6.40%, 10/16/17	CNH	11,400	1,749,732
Cliffs Natural Resources, Inc.:
4.20%, 1/15/18	USD	50	40,625
4.80%, 10/01/20		100	70,000
4.88%, 4/01/21		150	104,250
6.25%, 10/01/40		200	130,000
Commercial Metals Co., 7.35%, 8/15/18		100	108,250
Constellium NV:
4.63%, 5/15/21	EUR	1,065	1,052,893
8.00%, 1/15/23 (b)	USD	1,735	1,721,987
5.75%, 5/15/24 (b)		1,050	922,687
Eldorado Gold Corp., 6.13%, 12/15/20 (b)		75	73,969
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (b)		150	127,500
7.00%, 2/15/21 (b)		200	167,500
7.25%, 5/15/22 (b)		300	250,500
FMG Resources August 2006 Pty Ltd.:
6.00%, 4/01/17 (b)		200	195,000
8.25%, 11/01/19 (b)		300	266,250
6.88%, 4/01/22 (b)		300	235,500
Freeport-McMoRan, Inc.:
3.88%, 3/15/23		330	295,673
4.55%, 11/14/24		353	322,625
5.45%, 3/15/43		450	376,921
Glencore Finance Europe SA, 1.63%, 1/18/22	EUR	280	314,648
HudBay Minerals, Inc., 9.50%, 10/01/20	USD	100	97,250
IAMGOLD Corp., 6.75%, 10/01/20 (b)		100	80,000
JSW Steel Ltd.:
4.75%, 11/12/19		300	290,850
4.88%, 11/12/19		1,700	1,649,850
Lundin Mining Corp.:
7.50%, 11/01/20 (b)		50	49,500
7.88%, 11/01/22 (b)		50	49,500
New Gold, Inc., 6.25%, 11/15/22 (b)		100	98,750
Novelis, Inc.:
8.38%, 12/15/17		1,830	1,900,913
8.75%, 12/15/20		2,880	3,088,800
Ovako AB, 6.50%, 6/01/19	EUR	363	385,577
Rio Tinto Finance USA Ltd.:
6.50%, 7/15/18	USD	480	553,547
3.50%, 11/02/20		505	534,453
3.75%, 9/20/21		695	729,028
5.20%, 11/02/40		200	232,818
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		890	880,775
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		645	656,287
Steel Dynamics, Inc.:
5.13%, 10/01/21 (b)		1,325	1,354,813
5.50%, 10/01/24 (b)		75	76,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (b)		367	378,010

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Teck Resources Ltd., 5.40%, 2/01/43	USD	360	$293,244
United States Steel Corp.:
7.00%, 2/01/18		275	287,375
7.38%, 4/01/20		100	103,000
Walter Energy, Inc., 9.50%, 10/15/19 (b)		150	98,250

			35,615,211
Multiline Retail — 0.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	580	856,115
Hema Bondco I BV, 6.25%, 6/15/19	EUR	3,306	3,072,664
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	USD	132	178,859
Nordstrom, Inc.:
4.75%, 5/01/20		265	299,314
5.00%, 1/15/44		200	243,670
Target Corp.:
2.30%, 6/26/19		1,105	1,138,812
6.50%, 10/15/37		280	402,107
4.00%, 7/01/42		1,705	1,833,838

			8,025,379
Multi-Utilities — 0.2%
Ameren Illinois Co., 4.30%, 7/01/44		565	665,417
Consolidated Edison Co. of New York, Inc.:
5.30%, 12/01/16		500	541,145
6.75%, 4/01/38		900	1,332,537
Consumers Energy Co., 2.85%, 5/15/22		500	516,815
Dominion Gas Holdings LLC, 3.55%, 11/01/23		1,015	1,072,461
DTE Electric Co., 4.30%, 7/01/44		680	809,416
NiSource Finance Corp., 5.65%, 2/01/45		230	305,049
Pacific Gas & Electric Co.:
5.63%, 11/30/17		515	573,930
3.75%, 2/15/24		200	216,569
6.05%, 3/01/34		1,085	1,466,630
4.75%, 2/15/44		1,885	2,263,595
Public Service Electric & Gas Co.:
2.00%, 8/15/19		500	511,543
3.05%, 11/15/24		700	729,212
4.00%, 6/01/44		870	992,633
San Diego Gas & Electric Co., 3.95%, 11/15/41		550	613,685
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	541,269
Southern California Gas Co.:
3.15%, 9/15/24		800	849,138
3.75%, 9/15/42		360	392,252
Tampa Electric Co., 6.15%, 5/15/37		250	357,995
Virginia Electric and Power Co.:
2.95%, 1/15/22		965	1,003,882
4.65%, 8/15/43		700	855,261
4.45%, 2/15/44		500	593,741
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,053,399

			18,257,574
Oil, Gas & Consumable Fuels — 1.8%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		1,933	2,015,153
4.88%, 5/15/23		475	486,875
4.88%, 3/15/24		125	127,813
Alpha Natural Resources, Inc.:
3.75%, 12/15/17 (h)		1,435	503,147
7.50%, 8/01/20 (b)		50	23,500
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		175	183,313

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp.:
6.45%, 9/15/36	USD	340	$433,457
4.50%, 7/15/44		441	470,293
Antero Resources Corp., 5.13%, 12/01/22 (b)		250	239,375
Antero Resources Finance Corp.:
6.00%, 12/01/20		100	99,500
5.38%, 11/01/21		1,133	1,104,675
Apache Corp.:
3.63%, 2/01/21		965	1,006,932
4.75%, 4/15/43		330	332,235
4.25%, 1/15/44		1,055	988,119
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
6.63%, 10/01/20		100	100,750
5.88%, 8/01/23		150	151,500
Baytex Energy Corp., 5.13%, 6/01/21 (b)		402	348,735
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15		1,500	862,500
Berau Coal Energy PT, 7.25%, 3/13/17		5,000	2,425,000
Berry Petroleum Co. LLC, 6.38%, 9/15/22		750	517,500
BIBBY Offshore Services PLC, 7.50%, 6/15/21	GBP	578	748,748
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (b)	USD	100	99,000
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		3,088	2,763,760
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		125	80,000
California Resources Corp.:
5.00%, 1/15/20 (b)		300	258,750
5.50%, 9/15/21 (b)		375	315,000
6.00%, 11/15/24 (b)		2,552	2,076,690
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 (b)		250	216,250
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		100	100,150
7.50%, 9/15/20		700	682,500
CE Energy AS, 7.00%, 2/01/21	EUR	495	567,038
Chaparral Energy, Inc., 7.63%, 11/15/22	USD	75	43,500
Chesapeake Energy Corp.:
6.50%, 8/15/17		400	426,000
6.63%, 8/15/20		859	920,204
6.13%, 2/15/21		100	105,500
5.38%, 6/15/21		125	125,938
4.88%, 4/15/22		2,990	2,948,887
5.75%, 3/15/23		691	715,185
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19		1,743	1,263,675
Chevron Corp.:
1.10%, 12/05/17		1,500	1,499,741
2.43%, 6/24/20		565	584,695
3.19%, 6/24/23		435	464,470
Cimarex Energy Co.:
5.88%, 5/01/22		150	156,375
4.38%, 6/01/24		667	633,443
Clayton Williams Energy, Inc., 7.75%, 4/01/19		100	86,000
Concho Resources, Inc.:
7.00%, 1/15/21		100	105,250
6.50%, 1/15/22		50	52,000
5.50%, 10/01/22		100	100,000
5.50%, 4/01/23		500	500,000
Conoco Funding Co., 7.25%, 10/15/31		435	629,090
ConocoPhillips:
5.75%, 2/01/19		1,430	1,650,716
5.90%, 5/15/38		900	1,171,126
6.50%, 2/01/39		535	737,457

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co., 2.40%, 12/15/22	USD	505	$501,246
CONSOL Energy, Inc.:
8.25%, 4/01/20		175	175,656
5.88%, 4/15/22		6,957	6,035,197
Continental Resources, Inc., 5.00%, 9/15/22		400	380,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22		225	218,813
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		100	95,000
Denbury Resources, Inc.:
5.50%, 5/01/22		1,142	1,004,960
4.63%, 7/15/23		200	170,500
Devon Energy Corp.:
3.25%, 5/15/22		510	516,423
4.75%, 5/15/42		270	294,846
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (b)		200	157,500
El Paso LLC, 7.00%, 6/15/17		563	620,707
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42		200	195,570
Endeavor Energy Resources LP /EER Finance, Inc., 7.00%, 8/15/21 (b)		50	44,250
Energy Transfer Equity LP:
7.50%, 10/15/20		200	222,540
5.88%, 1/15/24		1,788	1,855,408
Energy Transfer Partners LP:
4.15%, 10/01/20		390	410,806
8.25%, 11/15/29		590	836,321
6.50%, 2/01/42		90	107,671
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		250	138,125
Eni SpA, 3.75%, 9/12/25	EUR	330	459,841
EnQuest PLC, 7.00%, 4/15/22 (b)	USD	200	113,500
Enterprise Products Operating LLC:
4.85%, 8/15/42		300	331,041
4.85%, 3/15/44		625	689,416
8.38%, 8/01/66 (a)		20,870	22,070,025
7.00%, 6/01/67 (a)		4,000	4,038,384
EOG Resources, Inc., 2.63%, 3/15/23		675	671,834
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		450	453,375
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		462	467,775
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		100	86,750
Exxon Mobil Corp., 3.18%, 3/15/24		465	501,971
FTS International, Inc., 6.25%, 5/01/22 (b)		75	56,250
Gazprom Neft OAO Via GPN Capital SA, 2.93%, 4/26/18	EUR	130	121,787
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	USD	1,970	1,856,725
Gibson Energy, Inc., 6.75%, 7/15/21 (b)		100	100,875
Greenko Dutch BV, 8.00%, 8/01/19		5,000	4,437,500
Harvest Operations Corp., 6.88%, 10/01/17		100	90,000
HilCorp. Energy I LP/HilCorp. Finance Co.:
7.63%, 4/15/21 (b)		1,195	1,212,925
5.00%, 12/01/24 (b)		100	90,000
Husky Energy, Inc., 4.00%, 4/15/24		330	328,991
Indo Energy Finance II BV, 6.38%, 1/24/23		8,500	5,567,500
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22 (b)		50	40,000
Jupiter Resources, Inc., 8.50%, 10/01/22 (b)		150	112,500
Kerr-McGee Corp., 7.88%, 9/15/31		155	219,017
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		534	590,446
6.55%, 9/15/40		80	94,988
5.00%, 8/15/42		105	106,002

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.00%, 3/01/43	USD	240	$241,945
5.50%, 3/01/44		830	895,968
5.40%, 9/01/44		325	346,070
Kinder Morgan, Inc.:
2.00%, 12/01/17		380	379,211
3.05%, 12/01/19		630	635,783
7.75%, 1/15/32		2,392	2,990,765
5.55%, 6/01/45		270	289,553
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		150	152,625
Laredo Petroleum, Inc.:
9.50%, 2/15/19		306	306,000
7.38%, 5/01/22		727	696,103
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		300	233,250
6.25%, 11/01/19		935	712,937
8.63%, 4/15/20		2,862	2,260,980
7.75%, 2/01/21		100	75,500
6.50%, 9/15/21		250	183,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.75%, 11/01/20		100	105,000
6.50%, 8/15/21		432	453,600
5.50%, 2/15/23		50	51,438
4.50%, 7/15/23		300	297,000
4.88%, 12/01/24		100	100,500
MEG Energy Corp.:
6.50%, 3/15/21 (b)		2,144	1,940,320
6.38%, 1/30/23 (b)		150	133,500
7.00%, 3/31/24 (b)		2,844	2,573,820
MIE Holdings Corp.:
6.88%, 2/06/18		650	414,375
7.50%, 4/25/19		1,000	600,000
Newfield Exploration Co.:
6.88%, 2/01/20		200	201,500
5.75%, 1/30/22		100	98,750
5.63%, 7/01/24		250	246,875
NGPL PipeCo LLC, 7.77%, 12/15/37 (b)		100	106,000
Noble Energy, Inc., 5.25%, 11/15/43		580	592,515
Noble Group Ltd., 6.75%, 1/29/20		7,500	8,100,000
Oasis Petroleum, Inc., 6.88%, 3/15/22		225	207,141
Occidental Petroleum Corp.:
4.13%, 6/01/16		505	527,322
4.10%, 2/01/21		1,005	1,102,679
Offshore Group Investment Ltd.:
7.50%, 11/01/19		1,901	1,235,650
7.13%, 4/01/23		125	80,000
ONEOK, Inc., 4.25%, 2/01/22		100	92,882
Pacific Drilling SA, 5.38%, 6/01/20 (b)		616	460,460
Paragon Offshore PLC:
6.75%, 7/15/22 (b)		25	12,000
7.25%, 8/15/24 (b)		75	36,000
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		100	102,000
PDC Energy, Inc., 7.75%, 10/15/22		50	48,250
Peabody Energy Corp.:
6.00%, 11/15/18		948	760,770
6.50%, 9/15/20		200	153,000
6.25%, 11/15/21		883	662,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.50%, 5/15/21		505	539,087
Pertamina Persero PT, 6.45%, 5/30/44		2,900	3,168,250
Petrobras Global Finance BV, 7.25%, 3/17/44		697	601,156
Petro-Canada, 6.80%, 5/15/38		1,025	1,352,946
Petroleos Mexicanos, 6.38%, 1/23/45		780	868,842
Phillips 66, 4.88%, 11/15/44		445	483,014

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Precision Drilling Corp.:
6.63%, 11/15/20	USD	200	$180,750
5.25%, 11/15/24 (b)		763	614,215
Puma International Financing SA, 6.75%, 2/01/21 (b)		200	198,800
QEP Resources, Inc.:
6.88%, 3/01/21		100	103,000
5.38%, 10/01/22		1,110	1,060,050
5.25%, 5/01/23		200	189,500
Range Resources Corp.:
6.75%, 8/01/20		150	156,000
5.00%, 8/15/22		150	148,500
5.00%, 3/15/23		200	197,000
Regency Energy Partners LP/Regency Energy Finance Corp.:
6.50%, 7/15/21		340	360,400
5.88%, 3/01/22		504	551,880
5.00%, 10/01/22		75	78,375
5.50%, 4/15/23		538	562,210
4.50%, 11/01/23		1,286	1,298,860
Reliance Industries Ltd., 4.13%, 1/28/25		367	371,129
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (b)		50	52,500
6.00%, 1/15/19 (b)		100	100,250
5.63%, 4/15/20 (b)		350	347,415
6.88%, 4/15/40 (b)		100	107,000
Rosetta Resources, Inc.:
5.63%, 5/01/21		150	141,375
5.88%, 6/01/22		150	141,000
5.88%, 6/01/22		75	68,438
RSP Permian, Inc., 6.63%, 10/01/22 (b)		747	742,331
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		500	500,625
6.25%, 3/15/22		125	129,531
5.63%, 4/15/23		403	403,000
5.75%, 5/15/24		4,833	4,857,165
Sabine Pass LNG LP, 7.50%, 11/30/16		6,000	6,315,000
Sanchez Energy Corp.:
7.75%, 6/15/21		100	97,000
6.13%, 1/15/23 (b)		795	703,575
SandRidge Energy, Inc.:
7.50%, 3/15/21		400	278,000
8.13%, 10/15/22		100	68,000
7.50%, 2/15/23		788	527,960
Shell International Finance BV:
0.90%, 11/15/16		830	834,180
4.30%, 9/22/19		1,720	1,923,189
6.38%, 12/15/38		1,310	1,895,320
4.55%, 8/12/43		420	503,811
Sinopec Capital 2013 Ltd., 1.25%, 4/24/16 (b)		1,090	1,087,888
SM Energy Co.:
6.13%, 11/15/22 (b)		1,155	1,114,575
5.00%, 1/15/24		75	67,313
Southern Star Central Corp., 5.13%, 7/15/22 (b)		609	615,090
Stone Energy Corp., 7.50%, 11/15/22		125	108,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		654	688,335
Suncor Energy, Inc., 6.10%, 6/01/18		700	790,707
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.:
5.00%, 1/15/18 (b)		200	203,960
4.13%, 11/15/19 (b)		300	292,500
5.25%, 5/01/23		100	99,500
4.25%, 11/15/23		50	46,750

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19 (b)	USD	75	$76,031
6.13%, 10/15/21		60	60,900
6.25%, 10/15/22 (b)		1,272	1,291,080
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		155	156,184
3.80%, 10/01/20		615	650,878
2.50%, 8/01/22		225	219,579
4.63%, 3/01/34		1,085	1,174,013
6.10%, 6/01/40		200	251,394
5.00%, 10/16/43		725	824,380
6.35%, 5/15/67 (a)		14,926	14,403,590
Transocean, Inc., 6.38%, 12/15/21		180	148,837
Tullow Oil PLC, 6.25%, 4/15/22 (b)		250	210,000
Ultra Petroleum Corp.:
5.75%, 12/15/18 (b)		494	452,010
6.13%, 10/01/24 (b)		200	171,000
Unit Corp., 6.63%, 5/15/21		100	94,000
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		100	87,000
W&T Offshore, Inc., 8.50%, 6/15/19		150	96,000
Western Gas Partners LP, 5.45%, 4/01/44		330	365,751
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,187	1,136,553
5.75%, 3/15/21		592	563,140
The Williams Cos., Inc., 3.70%, 1/15/23		290	263,834
WPX Energy, Inc.:
6.00%, 1/15/22		150	145,500
5.25%, 9/15/24		935	869,550
XTO Energy, Inc., 6.25%, 8/01/17		750	845,389

			189,527,094
Paper & Forest Products — 0.0%
International Paper Co.:
3.65%, 6/15/24		63	65,253
6.00%, 11/15/41		130	163,254
4.80%, 6/15/44		78	85,153
Resolute Forest Products, Inc., 5.88%, 5/15/23		200	191,000

			504,660
Personal Products — 0.0%
Avon Products, Inc., 5.00%, 3/15/23		200	176,500
The Estee Lauder Cos., Inc., 2.35%, 8/15/22		405	403,624
First Quality Finance Co., Inc., 4.63%, 5/15/21 (b)		100	92,000
Revlon Consumer Products Corp., 5.75%, 2/15/21		100	102,250

			774,374
Pharmaceuticals — 0.5%
AbbVie, Inc., 4.40%, 11/06/42		280	305,572
Actavis Funding SCS, 4.85%, 6/15/44		270	281,791
Actavis, Inc.:
1.88%, 10/01/17		4,706	4,721,163
3.25%, 10/01/22		1,290	1,281,352
AstraZeneca PLC:
1.95%, 9/18/19		1,525	1,556,804
6.45%, 9/15/37		495	695,118
Bayer U.S. Finance LLC, 3.71%, 10/08/24		215	228,800
Bristol-Myers Squibb Co.:
2.00%, 8/01/22		695	681,925
5.88%, 11/15/36		675	910,921
Catamaran Corp., 4.75%, 3/15/21		100	101,350
Eli Lilly & Co.:
1.95%, 3/15/19		425	434,973

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
5.55%, 3/15/37	USD	200	$257,117
4.65%, 6/15/44		615	735,828
Endo Finance LLC, 5.75%, 1/15/22 (b)		100	101,500
Endo Finance LLC & Endo Finco, Inc.:
7.00%, 7/15/19 (b)		100	104,750
7.25%, 1/15/22 (b)		990	1,051,875
5.38%, 1/15/23 (b)		150	147,750
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 2/01/25 (b)		1,381	1,411,209
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)		620	678,261
GlaxoSmithKline Capital PLC, 1.50%, 5/08/17		1,785	1,806,097
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18		500	570,007
6.38%, 5/15/38		1,235	1,719,687
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		1,653	1,677,795
Hospira, Inc.:
6.05%, 3/30/17		200	217,176
5.60%, 9/15/40		100	117,969
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		75	77,625
Johnson & Johnson:
3.38%, 12/05/23		1,410	1,554,325
4.38%, 12/05/33		1,705	2,025,588
Merck & Co., Inc.:
1.30%, 5/18/18		1,250	1,257,537
3.88%, 1/15/21		1,705	1,895,396
4.15%, 5/18/43		795	904,244
Mylan, Inc., 5.40%, 11/29/43		400	462,193
Novartis Capital Corp.:
3.40%, 5/06/24		1,100	1,190,827
4.40%, 5/06/44		765	921,186
Novartis Securities Investment Ltd., 5.13%, 2/10/19		1,000	1,143,675
Pfizer, Inc.:
0.90%, 1/15/17		1,265	1,268,292
2.10%, 5/15/19		1,000	1,029,340
3.40%, 5/15/24		1,130	1,219,134
7.20%, 3/15/39		1,155	1,779,892
4.30%, 6/15/43		300	340,266
4.40%, 5/15/44		680	788,010
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)		100	106,500
Sanofi:
2.63%, 3/29/16		1,165	1,193,279
1.75%, 9/10/26	EUR	400	484,137
Teva Pharmaceutical Finance Co. BV, 2.40%, 11/10/16	USD	1,035	1,058,834
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		715	931,892
Valeant Pharmaceuticals International:
6.88%, 12/01/18 (b)		804	832,944
7.00%, 10/01/20 (b)		295	310,856
6.38%, 10/15/20 (b)		1,676	1,772,370
7.25%, 7/15/22 (b)		100	106,750
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		560	595,700
7.50%, 7/15/21 (b)		375	410,625
5.63%, 12/01/21 (b)		3,225	3,313,687
5.50%, 3/01/23 (b)		699	716,475
Wyeth LLC, 5.95%, 4/01/37		295	395,810

			51,884,179
Professional Services — 0.0%
HIS, Inc., 5.00%, 11/01/22 (b)		200	201,625
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,450	1,699,936

			1,901,561

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.3%
ARC Properties Operating Partnership LP:
3.00%, 2/06/19	USD	200	$191,084
4.60%, 2/06/24		50	48,636
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17		2,480	2,380,696
AvalonBay Communities, Inc., 5.70%, 3/15/17		385	419,695
Cyrusone LP/Cyrusone Finance Corp., 6.38%, 11/15/22		50	51,750
DuPont Fabros Technology LP, 5.88%, 9/15/21		75	77,813
ERP Operating LP:
5.38%, 8/01/16		1,870	1,991,548
5.75%, 6/15/17		1,000	1,103,018
Felcor Lodging LP:
6.75%, 6/01/19		100	104,250
5.63%, 3/01/23		250	254,375
GELF Bond Issuer I SA, 1.75%, 11/22/21	EUR	285	329,462
The Geo Group, Inc.:
5.88%, 1/15/22	USD	825	853,875
5.88%, 10/15/24		560	576,800
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	128,125
4.88%, 11/01/20		125	128,750
5.38%, 11/01/23		150	156,000
HCP, Inc.:
6.30%, 9/15/16		674	728,202
6.00%, 1/30/17		2,363	2,581,329
6.70%, 1/30/18		703	804,841
Health Care REIT, Inc.:
3.63%, 3/15/16		720	740,877
4.70%, 9/15/17		440	475,009
2.25%, 3/15/18		3,110	3,152,862
Host Hotels & Resorts LP, 5.88%, 6/15/19		1,220	1,278,720
Iron Mountain, Inc.:
6.00%, 8/15/23		1,460	1,529,350
5.75%, 8/15/24		350	354,375
iStar Financial, Inc.:
3.00%, 11/15/16 (h)		2,023	2,451,623
4.00%, 11/01/17		100	97,750
5.00%, 7/01/19		225	221,063
Prologis LP, 4.50%, 8/15/17		655	705,476
Simon Property Group LP:
2.80%, 1/30/17		1,250	1,291,113
2.15%, 9/15/17		1,250	1,279,364
7.38%, 6/15/18		780	923,903
4.38%, 3/01/21		500	560,279
3.38%, 10/01/24		650	684,046
4.75%, 3/15/42		890	1,054,816
4.25%, 10/01/44		895	1,003,702
Unibail-Rodamco SE, 1.38%, 10/17/22	EUR	430	506,789
Ventas Realty LP, 1.55%, 9/26/16	USD	1,112	1,120,308
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (b)		765	768,989
Weyerhaeuser Real Estate Co., 4.38%, 6/15/19 (b)		760	723,900

			33,834,563
Real Estate Management & Development — 0.8%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNH	20,000	2,864,737
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.00% PIK), 1/15/23 (f)	GBP	1,913	3,572,956
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	5,000	4,749,750
CBRE Services, Inc., 5.00%, 3/15/23		100	104,750
China SCE Property Holdings Ltd., 11.50%, 11/14/17		2,000	1,995,000

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (concluded)
CIFI Holdings Group Co. Ltd., 12.25%, 4/15/18	USD	3,250	$3,510,813
Country Garden Holdings Co. Ltd., 7.25%, 4/04/21		300	292,500
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		1,525	1,624,125
CTR Partnership LP/CareTrust Capital Corp., 5.88%, 6/01/21		2,000	2,035,000
Fantasia Holdings Group Co. Ltd.:
7.88%, 5/27/16	CNH	15,000	2,051,672
10.75%, 1/22/20	USD	3,600	2,794,500
Far East Consortium International Ltd., 5.88%, 3/04/16	CNH	32,000	5,106,450
Filinvest Development Cayman Islands, 4.25%, 4/02/20	USD	2,500	2,440,625
General Electric Capital Corp., 4.63%, 1/30/43		3,000	3,066,480
Glorious Property Holdings Ltd., 13.25%, 3/04/18		2,500	1,518,750
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18	CNH	20,000	3,074,139
Greentown China Holdings Ltd., 5.63%, 5/13/16		11,500	1,786,814
The Howard Hughes Corp., 6.88%, 10/01/21 (b)	USD	125	130,625
Kaisa Group Holdings Ltd.:
6.88%, 4/22/16	CNH	19,500	3,193,745
8.88%, 3/19/18	USD	1,500	1,102,500
Kennedy-Wilson, Inc., 5.88%, 4/01/24		85	86,003
Lai Fung Holdings Ltd., 6.88%, 4/25/18	CNH	20,000	3,020,069
Longfor Properties Co. Ltd., 6.75%, 5/28/18		10,800	1,646,479
New World China Land Ltd., 5.50%, 2/06/18		17,000	2,692,369
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19	USD	3,000	3,011,529
Realogy Group LLC, 7.63%, 1/15/20 (b)		2,109	2,264,433
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (b)		1,303	1,303,000
RPG Byty, s.r.o., 6.75%, 5/01/20	EUR	850	983,989
Shui On Development Holding Ltd.:
8.70%, 11/24/17	USD	1,500	1,472,693
9.63%, 6/10/19		750	717,187
Theta Capital Pte. Ltd.:
7.00%, 5/16/19		2,000	2,079,486
6.13%, 11/14/20		1,700	1,736,125
7.00%, 4/11/22		2,300	2,369,000
The Unique Pub Finance Co. PLC, 5.66%, 6/30/27	GBP	381	566,237
Universal Number One Co. Ltd., 5.70%, 1/30/17	CNH	20,000	3,146,299
Vingroup Joint Stock Co., 11.63%, 5/07/18	USD	2,000	2,060,000
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		6,000	6,672,756
Yanlord Land Group Ltd., 10.63%, 3/29/18		1,700	1,763,750
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		4,000	3,860,000

			88,467,335
Road & Rail — 0.2%
Ashtead Capital, Inc.:
6.50%, 7/15/22 (b)		745	804,600
5.63%, 10/01/24 (b)		590	612,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.88%, 11/15/17		1,450	1,484,437
Burlington Northern Santa Fe LLC, 4.90%, 4/01/44		690	825,336
Canadian National Railway Co.:
2.85%, 12/15/21		805	836,518

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Road & Rail (concluded)
2.95%, 11/21/24	USD	865	$904,019
6.20%, 6/01/36		400	564,657
4.50%, 11/07/43		230	271,682
CHC Helicopter SA, 9.25%, 10/15/20		270	237,600
Delhi International Airport, 6.50%, 2/03/22		1,050	1,077,563
The Hertz Corp.:
4.25%, 4/01/18		4,470	4,492,797
6.75%, 4/15/19		1,575	1,622,250
7.38%, 1/15/21		1,020	1,075,998
6.25%, 10/15/22		150	153,375
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNH	18,000	2,960,705
Kansas City Southern de Mexico SA de CV, 0.96%, 10/28/16 (a)	USD	1,240	1,236,973
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17 (b)		530	554,076
Ryder System, Inc., 2.45%, 11/15/18		620	635,444
Silk Bidco AS, 7.50%, 2/01/22	EUR	460	519,797
Union Pacific Corp.:
4.00%, 2/01/21	USD	445	497,382
3.75%, 3/15/24		605	671,932
4.82%, 2/01/44		610	745,064
4.85%, 6/15/44		645	804,334
4.15%, 1/15/45		200	223,709
3.88%, 2/01/55		50	51,224

			23,863,597
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.:
6.75%, 3/01/19		150	142,500
7.75%, 8/01/20		100	95,250
Amkor Technology, Inc., 6.38%, 10/01/22		75	74,438
Analog Devices, Inc., 2.88%, 6/01/23		235	232,681
Applied Materials, Inc., 2.65%, 6/15/16		435	444,427
Broadcom Corp., 4.50%, 8/01/34		585	647,967
Freescale Semiconductor, Inc.:
5.00%, 5/15/21 (b)		50	51,125
6.00%, 1/15/22 (b)		280	296,800
Intel Corp.:
1.35%, 12/15/17		1,310	1,319,940
2.70%, 12/15/22		500	510,701
4.80%, 10/01/41		1,015	1,183,091
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,647,031
Micron Technology, Inc.:
5.88%, 2/15/22 (b)		75	78,750
5.50%, 2/01/25 (b)		335	336,675
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (b)		300	300,000
5.75%, 2/15/21 (b)		200	210,500
Sensata Technologies BV:
6.50%, 5/15/19 (b)		50	52,125
4.88%, 10/15/23 (b)		75	76,125
5.63%, 11/01/24 (b)		150	158,625
Texas Instruments, Inc.:
0.88%, 3/12/17		300	300,280
1.65%, 8/03/19		500	502,134
Xilinx, Inc., 2.13%, 3/15/19		300	304,189

			8,965,354
Software — 0.4%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (b)		400	428,500
6.13%, 9/15/23 (b)		175	190,750
Audatex North America, Inc.:
6.00%, 6/15/21 (b)		1,319	1,371,760

Corporate Bonds		Par (000)	Value
Software (concluded)
6.13%, 11/01/23 (b)	USD	80	$83,400
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		355	310,181
CDW LLC/CDW Finance Corp.:
8.50%, 4/01/19		54	56,781
6.00%, 8/15/22		4,315	4,530,750
5.50%, 12/01/24		1,618	1,630,135
First Data Corp.:
7.38%, 6/15/19 (b)		4,228	4,434,115
6.75%, 11/01/20 (b)		1,952	2,088,640
11.75%, 8/15/21		715	823,144
Fiserv, Inc., 3.13%, 10/01/15		750	761,923
IMS Health, Inc., 6.00%, 11/01/20 (b)		2,016	2,099,160
Microsoft Corp.:
0.88%, 11/15/17		1,385	1,382,339
3.00%, 10/01/20		915	981,388
2.38%, 5/01/23		465	474,722
5.30%, 2/08/41		260	342,387
3.50%, 11/15/42		605	618,480
4.88%, 12/15/43		700	880,174
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		1,504	1,519,040
Oracle Corp.:
2.38%, 1/15/19		1,000	1,034,525
2.25%, 10/08/19		3,055	3,141,841
2.50%, 10/15/22		545	553,430
3.40%, 7/08/24		565	602,674
4.30%, 7/08/34		1,045	1,181,642
5.38%, 7/15/40		1,205	1,525,295
4.50%, 7/08/44		514	601,261
Rolta Americas LLC, 8.88%, 7/24/19		2,500	2,268,750
Rolta LLC, 10.75%, 5/16/18		600	573,000
SAP SE, 1.13%, 2/20/23	EUR	295	345,532

			36,835,719
Specialty Retail — 0.3%
AA Bond Co. Ltd., 9.50%, 7/31/19	GBP	579	959,303
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	417	431,595
Best Buy Co., Inc.:
5.00%, 8/01/18		200	208,000
5.50%, 3/15/21		100	103,250
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		250	233,750
CST Brands, Inc., 5.00%, 5/01/23		703	713,545
DFS Furniture Holdings PLC, 7.63%, 8/15/18	GBP	920	1,431,125
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 5/01/21	USD	100	98,000
Group 1 Automotive, Inc., 5.00%, 6/01/22 (b)		75	74,063
Guitar Center, Inc., 6.50%, 4/15/19 (b)		100	82,250
The Home Depot, Inc.:
2.00%, 6/15/19		1,810	1,849,549
3.75%, 2/15/24		825	910,688
5.88%, 12/16/36		685	932,053
4.88%, 2/15/44		1,835	2,270,589
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	1,151	1,828,993
IT Ltd., 6.25%, 5/15/18	CNH	24,100	3,506,787
L Brands, Inc.:
6.90%, 7/15/17	USD	100	110,500
8.50%, 6/15/19		100	120,250
6.63%, 4/01/21		100	113,000
5.63%, 2/15/22		350	379,750
5.63%, 10/15/23		75	81,375
Lowe’s Cos., Inc.:
3.75%, 4/15/21		830	915,195

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Specialty Retail (concluded)
3.13%, 9/15/24	USD	500	$523,409
6.65%, 9/15/37		150	217,225
5.00%, 9/15/43		1,650	2,044,297
4.25%, 9/15/44		150	168,644
The Men’s Wearhouse, Inc., 7.00%, 7/01/22 (b)		125	128,750
Next PLC, 4.38%, 10/02/26	GBP	710	1,245,110
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18	USD	4,000	4,220,000
Penske Automotive Group, Inc.:
5.75%, 10/01/22		814	846,560
5.38%, 12/01/24		429	436,507
Punch Taverns Finance PLC:
Series 2013-A6, Class B, 5.94%, 12/30/24	GBP	500	745,572
Series 2013-A7, Class B, 5.27%, 6/30/33		800	1,156,070
Series 2014, 6.06%, 10/15/27 (a)(b)		1,104	1,579,719
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19	USD	150	159,187
5.75%, 6/01/22		200	214,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		100	98,500
THOM Europe SAS, 7.38%, 7/15/19	EUR	805	896,001
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	USD	100	98,750
Travis Perkins PLC, 4.38%, 9/15/21	GBP	163	255,305

			32,387,216
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
1.00%, 5/03/18	USD	1,450	1,444,110
2.10%, 5/06/19		730	750,380
2.85%, 5/06/21		1,500	1,575,797
2.40%, 5/03/23		705	712,933
3.85%, 5/04/43		1,015	1,091,584
Dell, Inc., 5.88%, 6/15/19		75	80,250
EMC Corp.:
2.65%, 6/01/20		725	743,822
3.38%, 6/01/23		535	549,309
NCR Corp.:
4.63%, 2/15/21		100	98,000
5.00%, 7/15/22		150	147,000
6.38%, 12/15/23		150	156,750
Seagate HDD Cayman, 3.75%, 11/15/18		600	620,054

			7,969,989
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 6.38%, 12/15/20		250	264,250
INVISTA Finance LLC, 4.25%, 10/15/19 (b)		200	199,750
Levi Strauss & Co.:
7.63%, 5/15/20		100	104,875
6.88%, 5/01/22		844	911,520
PVH Corp., 4.50%, 12/15/22		75	75,000
Springs Industries, Inc., 6.25%, 6/01/21		880	844,800
Wolverine World Wide, Inc., 6.13%, 10/15/20		573	601,650

			3,001,845
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		75	64,875
Radian Group, Inc., 2.25%, 3/01/19 (h)		907	1,382,041

			1,446,916
Tobacco — 0.1%
Altria Group, Inc.:
9.70%, 11/10/18		508	648,839

Corporate Bonds		Par (000)	Value
Tobacco (concluded)
5.38%, 1/31/44	USD	560	$674,985
Lorillard Tobacco Co.:
3.50%, 8/04/16		1,870	1,929,782
2.30%, 8/21/17		1,402	1,418,881
3.75%, 5/20/23		130	133,367
7.00%, 8/04/41		170	225,887
Philip Morris International, Inc.:
2.50%, 5/16/16		1,000	1,024,703
4.50%, 3/26/20		555	623,180
2.63%, 3/06/23		1,480	1,488,102
2.88%, 3/03/26	EUR	300	396,542
6.38%, 5/16/38	USD	1,175	1,598,291
4.13%, 3/04/43		576	605,514
Reynolds American, Inc.:
3.25%, 11/01/22		130	130,576
6.15%, 9/15/43		360	444,570
Vector Group Ltd., 7.75%, 2/15/21		200	212,250

			11,555,469
Trading Companies & Distributors — 0.4%
Air Lease Corp.:
4.50%, 1/15/16		620	634,725
2.13%, 1/15/18		4,360	4,343,650
3.38%, 1/15/19		750	763,125
Aviation Capital Group Corp.:
3.88%, 9/27/16 (b)		1,255	1,285,017
7.13%, 10/15/20 (b)		3,750	4,316,167
6.75%, 4/06/21 (b)		6,500	7,312,500
GATX Corp.:
2.38%, 7/30/18		1,960	1,993,624
2.50%, 3/15/19		1,240	1,257,898
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	95,250
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,895,250
Neptune Orient Lines Ltd., 4.40%, 11/08/19	SGD	3,000	2,239,799
Noble Group Ltd., 6.75%, 1/29/20	USD	200	188,840
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (b)		2,490	2,525,692
3.38%, 3/15/18 (b)		1,770	1,847,586
2.88%, 7/17/18 (b)		1,941	1,989,684
4.88%, 7/11/22 (b)		714	793,095
United Rentals North America, Inc.:
5.75%, 7/15/18		150	154,875
7.38%, 5/15/20		150	161,438
8.38%, 9/15/20		100	106,650
8.25%, 2/01/21		614	663,887
7.63%, 4/15/22		2,905	3,194,919
6.13%, 6/15/23		125	129,844
5.75%, 11/15/24		2,298	2,332,470

			40,225,985
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV:
5.00%, 10/16/19		920	1,030,509
3.13%, 7/16/22		865	873,217
6.13%, 3/30/40		660	828,260
4.38%, 7/16/42		950	961,267
Crown Castle International Corp.:
4.88%, 4/15/22		200	202,600
5.25%, 1/15/23		940	963,500
Digicel Group Ltd., 8.25%, 9/30/20 (b)		2,655	2,583,315
Lynx I Corp., 6.00%, 4/15/21	GBP	2,790	4,433,442
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	250	259,937
Millicom International Cellular SA, 6.63%, 10/15/21 (b)		200	204,500

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
Nokia Oyj:
5.38%, 5/15/19	USD	400	$437,000
6.63%, 5/15/39		369	412,357
Rogers Communications, Inc., 6.80%, 8/15/18		786	919,325
SBA Communications Corp., 4.88%, 7/15/22 (b)		1,645	1,599,763
SBA Telecommunications, Inc., 5.75%, 7/15/20		1,850	1,910,125
SmarTone Finance Ltd., 3.88%, 4/08/23		6,050	5,830,385
Sprint Capital Corp.:
6.90%, 5/01/19		250	254,063
6.88%, 11/15/28		150	138,000
8.75%, 3/15/32		1,250	1,278,125
Sprint Communications, Inc.:
6.00%, 12/01/16		300	314,250
8.38%, 8/15/17		200	217,000
9.00%, 11/15/18 (b)		5,446	6,276,515
7.00%, 3/01/20 (b)		150	163,500
7.00%, 8/15/20		150	151,125
6.00%, 11/15/22		100	93,250
Sprint Corp.:
7.25%, 9/15/21		300	299,550
7.88%, 9/15/23		3,760	3,811,700
7.13%, 6/15/24		827	804,257
Telefonica Europe BV, 4.38%, 12/31/49 (a)	EUR	800	942,415
T-Mobile USA, Inc.:
6.46%, 4/28/19	USD	500	518,125
6.25%, 4/01/21		500	516,250
6.63%, 4/28/21		400	415,300
6.13%, 1/15/22		125	128,594
6.73%, 4/28/22		275	284,969
6.00%, 3/01/23		500	511,250
6.63%, 4/01/23		200	207,500
6.84%, 4/28/23		125	130,313
6.50%, 1/15/24		1,513	1,569,737
6.38%, 3/01/25		2,965	3,016,887
United States Cellular Corp., 6.70%, 12/15/33		50	48,105
Vodafone Group PLC:
1.88%, 9/11/25	EUR	160	190,613
4.38%, 2/19/43	USD	1,010	1,061,989

			46,792,884
Total Corporate Bonds — 21.1%			2,215,030,771

Equity-Linked Notes
Aerospace & Defense — 0.8%
Credit Suisse AG (ITT Corp.), 12.95%, 2/12/15		103	3,701,013
The Goldman Sachs Group, Inc. (Lockheed Martin Corp.), 9.50%, 3/09/15		91	17,189,313
Merrill Lynch International & Co. (Honeywell International, Inc.), 9.65%, 3/04/15		268	26,246,606
Merrill Lynch International & Co. (United Technologies Corp.), 11.00%, 2/26/15		229	26,308,745
Wells Fargo & Co. (Lockheed Martin Corp.), 9.17%, 3/09/15		46	8,584,360

			82,030,037

Equity-Linked Notes		Par (000)	Value
Airlines — 0.8%
HSBC Bank PLC (Deutsche Lufthansa AG):
16.33%, 2/20/15	USD	776	$13,582,548
15.72%, 2/24/15		776	13,560,536
JPMorgan Chase & Co. (Southwest Airlines Co.), 20.50%, 3/24/15		637	28,673,520
Royal Bank of Canada (Alaska Air Group, Inc.):
16.62%, 3/27/15		135	9,230,130
16.22%, 3/24/15		135	9,227,439
16.47%, 3/25/15		135	9,226,094

			83,500,267
Auto Components — 0.3%
Deutsche Bank AG (Johnson Controls, Inc.):
10.63%, 3/19/15		197	9,208,155
10.63%, 3/17/15		197	9,206,032
10.63%, 3/18/15		197	9,204,205

			27,618,392
Automobiles — 0.9%
Citigroup, Inc. (Porsche Automobil HLDG-PRF):
9.20%, 2/18/15		67	5,509,481
9.30%, 2/13/15		67	5,506,221
9.20%, 2/11/15		67	5,506,059
Deutsche Bank AG (Daimler AG), 12.26%, 2/06/15		309	27,593,807
The Goldman Sachs Group, Inc. (General Motors Co.), 16.50%, 3/20/15		727	24,061,087
Merrill Lynch & Co., Inc. (Ford Motor Co.), 13.91%, 5/05/15		1,956	28,788,442

			96,965,097
Banks — 0.8%
Credit Suisse AG (Bank of America Corp.), 12.32%, 3/11/15		1,837	27,974,748
Credit Suisse AG (Wells Fargo & Co.), 9.95%, 3/06/15		540	28,047,877
Merrill Lynch International & Co. (Nordea Bank AB), 24.30%, 4/27/15		1,130	14,240,242
Morgan Stanley (Nordea Bank AB), 24.02%, 4/28/15		1,101	14,139,793

			84,402,660
Beverages — 0.4%
Credit Suisse AG (Coca-Cola Enterprises, Inc.):
13.14%, 2/02/15		306	12,992,284
13.09%, 2/03/15		306	12,872,378
Credit Suisse AG (Diageo PLC):
9.44%, 4/27/15		480	14,208,753
9.39%, 4/28/15		179	5,298,665

			45,372,080
Capital Markets — 0.5%
The Goldman Sachs Group, Inc. (Charles Schwab Corp.), 18.50%, 2/20/15		915	23,988,196
JPMorgan Chase & Co. (The Goldman Sachs Group, Inc.), 8.89%, 4/15/15		155	27,022,010

			51,010,206
Chemicals — 0.2%
Morgan Stanley (Celanese Corp.):
20.14%, 3/02/15		129	6,992,250

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Chemicals (concluded)
12.22%, 3/24/15	USD	105	$5,720,358
12.27%, 3/25/15		105	5,720,358
12.37%, 3/27/15		105	5,720,358

			24,153,324
Diversified Financial Services — 0.3%
Merrill Lynch International & Co. (JPMorgan Chase & Co.), 13.86%, 4/10/15		512	27,974,689
UBS AG (ORIX Corp.), 20.50%, 2/03/15		663	7,822,429

			35,797,118
Electronic Equipment, Instruments & Components — 0.3%
Credit Suisse AG (Corning, Inc.):
11.30%, 4/17/15		584	13,987,532
10.95%, 4/20/15		584	13,927,446

			27,914,978
Food & Staples Retailing — 0.8%
Morgan Stanley (Mead Johnson Nutrition Co.):
16.52%, 3/26/15		96	9,495,641
16.43%, 3/27/15		96	9,495,641
15.75%, 3/30/15		96	9,495,641
Royal Bank of Canada (Sysco Corp.):
12.37%, 4/15/15		352	13,724,912
12.26%, 4/14/15		352	13,722,086
Royal Bank of Canada (The Hershey Co.):
12.04%, 3/16/15		89	9,178,096
11.96%, 3/17/15		89	9,177,500
12.58%, 3/13/15		89	9,175,914

			83,465,431
Health Care Equipment & Supplies — 0.3%
JPMorgan Chase & Co. (St. Jude Medical, Inc.):
10.12%, 4/02/15		212	14,319,395
10.12%, 4/01/15		212	14,319,395

			28,638,790
Health Care Providers & Services — 0.3%
Morgan Stanley (Quest Diagnostics, Inc.):
9.78%, 4/14/15		134	9,502,360
9.82%, 4/15/15		134	9,502,360
9.85%, 4/16/15		134	9,501,018

			28,505,738
Hotels, Restaurants & Leisure — 0.7%
Credit Suisse AG (Starwood Hotels & Resorts Worldwide, Inc.), 10.50%, 2/13/15		334	24,095,616
Royal Bank of Canada (Starwood Hotels & Resorts Worldwide, Inc.):
14.38%, 3/16/15		192	13,860,832
15.03%, 3/13/15		192	13,858,083
UBS AG (Carnival Corp.), 15.35%, 3/24/15		626	27,783,826

			79,598,357
Household Durables — 0.8%
Citigroup, Inc. (Garmin Ltd.), 16.90%, 2/13/15		219	11,518,958
HSBC Bank PLC (Electrolux AB):
0.00%, 4/28/15		374	11,352,417
15.38%, 4/29/15		374	11,352,417
Merrill Lynch International & Co. (Electrolux AB), 17.20%, 4/27/15		187	5,619,497
UBS AG (Garmin Ltd.), 16.35%, 2/17/15		219	11,537,583
Wells Fargo & Co. (D. R. Horton, Inc.):
17.25%, 3/24/15		586	14,284,242
17.63%, 3/25/15		586	14,272,524

			79,937,638

Equity-Linked Notes		Par (000)	Value
Household Products — 0.2%
JPMorgan Chase & Co. (The Clorox Co.):
11.60%, 3/02/15	USD	84	$8,889,424
11.53%, 3/03/15		84	8,888,005
12.70%, 2/27/15		84	8,886,347

			26,663,776
Industrial Conglomerates — 0.5%
Deutsche Bank AG (Siemens AG), 25.28%, 2/27/15		228	26,455,295
Royal Bank of Canada (General Electric Co.), 13.48%, 2/27/15		1,076	25,709,520

			52,164,815
Internet Software & Services — 0.2%
The Goldman Sachs Group, Inc. (Akamai Technologies):
24.65%, 2/09/15		212	12,389,746
24.65%, 2/06/15		212	12,359,257

			24,749,003
IT Services — 0.3%
Credit Suisse AG (Xerox Corp.), 12.48%, 4/03/15		944	12,538,761
Deutsche Bank AG (Xerox Corp.), 12.55%, 4/02/15		944	12,541,677
UBS AG (Fleetcor Technologies, Inc.), 14.00%, 2/02/15		28	3,924,950

			29,005,388
Leisure Products — 0.3%
Wells Fargo & Co. (Polaris Industries):
10.69%, 4/17/15		96	13,858,913
10.38%, 4/20/15		96	13,856,209

			27,715,122
Machinery — 0.8%
Credit Suisse AG (Kone Oyj), 19.34%, 4/27/15		89	4,027,820
The Goldman Sachs Group, Inc. (Snap-On, Inc.), 11.95%, 3/02/15		53	7,077,867
JPMorgan Chase & Co. (Cummins Inc.):
15.05%, 3/03/15		92	12,792,576
15.10%, 3/02/15		92	12,790,126
JPMorgan Chase & Co. (Oshkosh Corp.):
13.57%, 4/23/15		96	4,271,962
13.57%, 4/22/15		96	4,271,962
13.57%, 4/21/15		96	4,271,962
13.57%, 4/20/15		96	4,271,962
Merrill Lynch & Co., Inc. (Oshkosh Corp.), 17.11%, 4/24/15		169	7,278,803
Royal Bank of Canada (Eaton Corp. PLC), 8.82%, 2/04/15		377	23,801,816
Wells Fargo & Co. (Oshkosh Corp.), 14.97%, 4/17/15		98	4,198,777

			89,055,633
Media — 0.2%
Citigroup, Inc. (ITV PLC):
14.60%, 2/19/15		1,648	5,363,965
14.50%, 2/20/15		1,648	5,360,868
13.70%, 2/24/15		1,648	5,357,604
14.00%, 3/02/15		1,648	5,355,395
15.40%, 2/26/15		1,648	5,352,423

			26,790,255
Metals & Mining — 0.3%
Morgan Stanley (Alcoa, Inc.), 20.73%, 3/13/15		1,793	28,265,802

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Multiline Retail — 0.0%
The Goldman Sachs Group, Inc. (Dollar General Corp.), 18.50%, 3/02/15	USD	60	$4,059,919
Paper & Forest Products — 0.5%
Royal Bank of Canada (International Paper Co.), 12.66%, 2/04/15		489	25,807,496
Wells Fargo & Co. (International Paper Co.):
13.71%, 3/12/15		265	13,974,911
13.54%, 3/13/15		265	13,974,911

			53,757,318
Personal Products — 0.2%
Deutsche Bank AG (Kao Corp.):
11.00%, 2/03/15		225	9,042,684
11.50%, 2/02/15		225	9,031,899

			18,074,583
Pharmaceuticals — 0.8%
Credit Suisse AG (Bristol-Myers Squibb Co.), 11.25%, 4/17/15		459	27,869,082
Merrill Lynch International & Co. (Novartis AG), 14.50%, 4/27/15		285	28,110,420
Merrill Lynch International & Co. (Roche Holding AG), 15.10%, 4/27/15		100	28,150,294

			84,129,796
Road & Rail — 1.1%
JPMorgan Chase & Co. (Union Pacific Corp.), 10.71%, 3/13/15		238	27,948,594
Royal Bank of Canada (Norfolk Southern Corp.), 11.13%, 3/24/15		264	27,169,593
UBS AG (CSX Corp.), 13.50%, 4/14/15		816	27,561,443
Wells Fargo & Co. (Kansas City Southern):
12.35%, 3/24/15		129	14,239,703
12.66%, 3/26/15		129	14,236,612

			111,155,945
Semiconductors & Semiconductor Equipment — 0.2%
Merrill Lynch International & Co. (Intel Corp.), 11.27%, 4/13/15		781	26,181,109
Soaps & Cosmetics — 0.3%
Citigroup, Inc. (Ulta Salon, Cosmetics, & Fragrance, Inc.), 20.33%, 3/05/15		100	13,205,267
The Goldman Sachs Group, Inc. (Ulta Salon, Cosmetics, & Fragrance, Inc.), 20.00%, 3/06/15		100	13,122,366
Morgan Stanley (Ulta Salon, Cosmetics, & Fragrance, Inc.), 16.00%, 3/03/15		33	4,241,382

			30,569,015
Software — 0.5%
Citigroup, Inc. (Autodesk, Inc.), 18.71%, 2/26/15		220	12,051,510
Citigroup, Inc. (SAP SE), 14.30%, 2/20/15		394	26,927,715
The Goldman Sachs Group, Inc. (Autodesk, Inc.), 18.00%, 2/27/15		220	12,046,868

			51,026,093
Specialty Retail — 0.3%
Citigroup, Inc. (Gap, Inc.), 17.75%, 2/24/15		319	13,152,357
Deutsche Bank AG (Kering), 16.78%, 2/06/15		22	4,380,871
The Goldman Sachs Group, Inc. (Gap, Inc.), 16.25%, 2/25/15		319	13,131,364

			30,664,592

Equity-Linked Notes		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.8%
Barclays Bank PLC (Coach, Inc.), 23.75%, 3/20/15	USD	341	$12,936,152
Citigroup, Inc. (Nike, Inc.), 8.75%, 3/18/15		272	25,279,291
Deutsche Bank AG (Coach, Inc.), 24.21%, 3/13/15		341	12,900,876
Merrill Lynch & Co., Inc. (Coach, Inc.), 18.19%, 3/13/15		367	14,285,923
Merrill Lynch International & Co. (Coach, Inc.), 17.27%, 3/16/15		367	14,285,923

			79,688,165
Tobacco — 1.0%
Citigroup, Inc. (Imperial Tobacco Group PLC):
29.00%, 2/24/15		305	13,930,513
28.00%, 2/26/15		305	13,922,685
Citigroup, Inc. (Lorillard, Inc.), 11.17%, 3/06/15		139	8,907,354
Citigroup, Inc. (Philip Morris International, Inc.), 18.91%, 2/05/15		312	25,138,304
The Goldman Sachs Group, Inc. (Japan Tobacco, Inc.), 13.70%, 2/03/15		370	10,476,965
JPMorgan Chase & Co. (Lorillard, Inc.):
10.60%, 3/10/15		139	8,933,371
10.36%, 3/09/15		139	8,930,108
Morgan Stanley (Tobacco, Inc.), 13.74%, 2/02/15		370	10,828,833

			101,068,133
Trading Companies & Distributors — 0.3%
UBS AG (Fastenal Co.):
11.75%, 4/13/15		320	14,323,769
11.70%, 4/14/15		320	14,321,187

			28,644,956
Total Equity-Linked Notes — 17.0%			1,782,339,531

Floating Rate Loan Interests (a)
Aerospace & Defense — 0.0%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		1,900	1,899,202
Sequa Corp., Term Loan, 5.25%, 6/19/17		1,242	1,188,497

			3,087,699
Airlines — 0.0%
Northwest Airlines, Inc.:
Term B757-200 Loan (N551), 1.56%, 9/10/18		122	116,053
Term B757-200 Loan (N554), 1.56%, 9/10/18		123	117,321
Term B757-300 Loan (N550), 1.56%, 3/10/17		121	115,418
Term B757-300 Loan (N583), 2.18%, 3/10/17		125	121,094
Term B757-300 Loan (N584), 2.18%, 3/10/17		125	121,094

			590,980
Auto Components — 0.0%
FPC Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/19/19		784	766,360
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		1,200	1,202,256

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Banks — 0.0%
Wabash National Corp., Tranche B-1 Loan, 4.50%, 5/08/19	USD	951	$951,370

			2,919,986
Walton Portland Mezz Holdings VI LLC, Loan, 6.90%, 7/08/16		3,750	3,750,000
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		2,977	2,903,026
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,817	1,786,711
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		3,946	3,906,893

			8,596,630
Capital Markets — 0.0%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		1,441	1,427,207
Alliant Holdings I, Inc., Delayed Draw Term Loan, 4.00%, 12/20/19		249	247,670
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		1,561	1,553,670

			3,228,547
Chemicals — 0.1%
AI Chem & Cy S.C.A., Term B-1 Loan, 4.50%, 10/03/19		639	632,691
AI Chem & Cy U.S. AcquiCo, Inc., Term B-2 Loan, 4.50%, 10/03/19		331	328,273
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		755	641,670
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Euro Term Loan, 4.25%, 2/01/20	EUR	212	239,970
Huntsman International LLC, 2014-1 Incremental Term Loan, 3.00%, 8/12/21	USD	4,000	3,947,520
MacDermid, Inc.:
Term Loan B2, 3.75%, 6/07/20		540	539,046
Tranche B Term Loan (First Lien), 4.00%, 6/07/20		734	731,073
Oxea Finance & Cy S.C.A. (Oxea Finance LLC):
Term B-2 Loan, 4.25%, 1/15/20		1,906	1,810,581
Term Loan (Second Lien), 8.25%, 7/15/20		675	629,437

			9,500,261
Commercial Services & Supplies — 0.1%
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		548	541,445
Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 3.25%, 2/12/21		2,000	1,969,380
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		2,137	2,011,586
Garda World Security Corp.:
Term B Delayed Draw Loan, 4.00%, 11/06/20		124	120,641
Term B Loan, 4.00%, 11/06/20		484	471,596
Genpact Ltd., Term Loan, 3.50%, 8/30/19		470	467,105
Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19		331	298,772
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		574	585,396
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		3,600	3,538,366

Floating Rate Loan Interests (a)		Par (000)	Value
Commercial Services & Supplies (concluded)
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20	USD	710	$707,323
West Corp., Term B-10 Loan, 3.25%, 6/30/18		885	872,780

			11,584,390
Communications Equipment — 0.1%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/28/19		4,089	4,038,916
Containers & Packaging — 0.0%
Ardagh Holdings USA, Inc., Term B-2 Loan, 4.00%, 12/17/19		491	482,076
Berry Plastics Corp., Term E Loan, 3.75%, 1/06/21		399	392,772

			874,848
Diversified Consumer Services — 0.0%
The ServiceMaster Company LLC, Initial Term Loan, 4.25%, 7/01/21		3,990	3,936,374
Diversified Financial Services — 0.0%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 12/01/18		3,934	3,887,634
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., Initial Term Loan, 4.25%, 12/23/20		2,000	1,985,840
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,279	1,275,854
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		6,000	5,942,520

			9,204,214
Electronic Equipment, Instruments & Components — 0.1%
Dell International LLC, Term C Loan, 2.75%, 10/29/18		4,000	3,994,280
Energy Equipment & Services — 0.0%
American Energy — Utica LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18		55	46,253
Incremental Tranche 2 (Second Lien), 11.00%, 9/30/18		54	45,618
Loan (Second Lien), 11.00%, 9/30/18		1,781	1,553,957

			1,645,828
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		3,011	2,961,181
Dole Food Co., Inc., Term B Loan, 4.50%, 10/25/18		1,116	1,107,480
Pinnacle Foods Finance LLC, Term G Loan, 3.25%, 4/29/20		1,513	1,478,532
Supervalu, Inc., Term B Loan, 5.00%, 3/21/19		1,010	999,965
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20		706	473,750

			7,020,908
Food Products — 0.0%
U.S. Foods, Inc. (FKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		3,384	3,370,252
Health Care Equipment & Supplies — 0.1%
Biomet, Inc., Dollar Term B-2 Loan, 3.75%, 7/25/17		7,811	7,791,262
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		697	696,005

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Health Care Equipment & Supplies (concluded)
DJO Finance LLC (ReAble Therapeutics Finance LLC), New Tranche B Term Loan, 4.25%, 9/15/17	USD	292	$290,819
Hologic, Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19		436	434,537
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		2,975	2,969,832

			12,182,455
Health Care Providers & Services — 0.2%
AmSurg Corp., Initial Term Loan, 3.00%, 7/16/21		4,000	3,983,880
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		7,881	7,872,261
HCA, Inc., Tranche B-4 Term Loan, 2.92%, 5/01/18		286	285,691
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		824	806,154
Millennium Health LLC (FKA Millennium Laboratories LLC), Tranche B Term Loan, 5.25%, 4/16/21		2,000	1,991,660
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		2,169	2,080,191

			17,019,837
Hotels, Restaurants & Leisure — 0.5%
A-R HHC Orlando Convention Hotel LLC, Loan, 0.23%, 8/07/21		7,250	7,250,000
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Horton’s), Term B Loan, 3.50%, 12/12/21		1,030	1,030,391
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 5.90%, 7/09/19		3,500	3,500,000
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20		2,912	2,881,563
Caesars Entertainment Operating Company, Inc. (FKA Harrah’s Operating Company, Inc.), Term B-7 Loan, 9.75%, 1/28/18		1,694	1,508,863
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		8,231	7,836,899
Hilton Los Cabos, Term Loan, 8.17%, 9/18/18		5,375	5,375,000
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		766	755,631
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		4,023	3,982,472
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		1,663	1,650,412
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		1,436	1,412,370
Motel 6, Term Loan, 10.00%, 10/15/17		4,891	4,896,848
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		439	436,142
Term B Loan, 5.25%, 2/19/19		622	612,449
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		5,914	5,819,384
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 6.00%, 9/02/21		2,200	2,200,924
Wendy’s International, Inc., Term B Loan, 3.25%, 5/15/19		606	601,593

			51,750,941
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Term Loan (3/11), 4.00%, 4/01/18		3,000	2,977,500
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		7,450	7,438,378

			10,415,878

Floating Rate Loan Interests (a)		Par (000)	Value
Internet Software & Services — 0.1%
Amaya Holdings B.V., Initial Term B Loan (Second Lien), 7.00%, 8/01/22	USD	3,360	$3,292,195
Go Daddy Operating Company LLC, Initial Term Loan, 3.75%, 5/13/21		2,000	1,987,820
Zayo Group LLC/Zayo Capital, Inc., Term Loan, 5.25%, 7/02/19		7,819	7,734,354

			13,014,369
Machinery — 0.1%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		2,879	2,689,856
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/05/21		4,000	3,896,000
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,526	2,481,938
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		164	162,494

			9,230,288
Media — 0.3%
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		4,071	4,042,839
Charter Communications Operating LLC (AKA CCO Safari LLC):
Term E Loan, 3.00%, 7/01/20		1,724	1,692,516
Term G Loan, 4.25%, 9/10/21		6,000	6,023,280
Dallas Design District, Mezzanine, 6.86%, 11/26/16		4,000	4,000,000
Media General, Inc., Term B Loan, 4.25%, 7/31/20		2,000	1,987,500
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		2,252	2,239,641
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		1,948	1,937,595
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		2,323	2,291,175
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		2,829	2,785,284
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/07/20		2,290	2,251,757
WideOpenWest Finance LLC, Term B Loan, 4.75%, 4/01/19		4,151	4,120,012

			33,371,599
Metals & Mining — 0.0%
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		3,739	3,701,546
Multiline Retail — 0.0%
Hudson’s Bay Co., Term B Loan, 4.75%, 10/07/20		216	216,341
Oil, Gas & Consumable Fuels — 0.1%
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		3,761	3,715,959
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		913	848,642
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		1,987	1,866,320

			6,430,921
Pharmaceuticals — 0.1%
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		1,206	1,194,576
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		4,000	3,986,120

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Pharmaceuticals (concluded)
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21	USD	490	$448,908
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		513	469,843
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		89	81,007
Ceva Logistics U.S. Holdings Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		708	648,059
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.15%, 2/27/21		1,402	1,384,424
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		1,414	1,388,042
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		629	626,114
Salix Pharmaceuticals Ltd., Term Loan, 3.25%, 1/02/20		1,659	1,649,401
Valeant Pharmaceuticals International, Term Loan B-C2 Loan, 3.75%, 12/11/19		646	641,075

			12,517,569
Professional Services — 0.1%
Ceridian HCM Holding, Inc., Initial Term Loan, 4.50%, 9/15/20		3,812	3,735,942
FCA US LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		5,015	4,994,826
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21		4,192	4,129,930

			12,860,698
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Synthetic Commitment, 4.40%, 10/10/16		35	34,217
Road & Rail — 0.1%
The Hertz Corp., Tranche B-2 Term Loan, 3.50%, 3/11/18		4,000	3,939,000
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		4,000	3,991,000
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 5.00%, 2/28/20		1,567	1,543,699
Tranche B5 Term Loan, 3.75%, 1/15/21		1,000	1,000,280

			6,534,979
Software — 0.1%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		436	429,013
First Data Corp.:
2017 Second New Dollar Term Loan, 3.67%, 3/24/17		5,555	5,488,340
2018 New Dollar Term Loan, 3.67%, 3/23/18		1,685	1,652,884
2018B Second New Term Loan, 3.67%, 9/24/18		570	559,313
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		1,270	1,238,968
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		4,067	4,047,806
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/13/20		356	352,020

			13,768,344

Floating Rate Loan Interests (a)		Par (000)	Value
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan (2012), 3.00%, 8/03/18	USD	2,079	$2,058,034
Michaels Stores, Inc., Incremental 2014 Term Loan, 4.00%, 1/28/20		1,995	1,971,925
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		1,409	1,376,585
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		1,970	1,908,053

			7,314,597
Textiles, Apparel & Luxury Goods — 0.0%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		770	748,936
Total Floating Rate Loan Interests — 2.8%			296,284,262

Foreign Government Obligations
Canada — 0.1%
Government of Canada, 3.50%, 12/01/45	CAD	1,820	1,972,108
Province of Quebec Canada, 3.50%, 12/01/22		4,675	4,175,078

			6,147,186
Germany — 0.0%
Bundesrepublik Deutschland:
1.75%, 2/15/24	EUR	400	514,134
1.50%, 5/15/24		650	818,332

			1,332,466
Iceland — 0.0%
Republic of Iceland, 4.88%, 6/16/16	USD	3,000	3,127,971
Indonesia — 0.0%
Republic of Indonesia, 2.88%, 7/08/21	EUR	405	471,377
Italy — 0.0%
Buoni Poliennali Del Tesoro:
2.45%, 3/26/16		1,215	1,399,325
2.55%, 10/22/16		921	1,076,329
2.25%, 4/22/17		264	309,265
2.15%, 11/12/17		339	398,823

			3,183,742
Latvia — 0.1%
Republic of Latvia, 5.25%, 2/22/17	USD	3,150	3,386,785
Portugal — 0.0%
Portugal Obrigacoes do Tesouro OT, 3.88%, 2/15/30	EUR	250	309,173
Slovenia — 0.0%
Republic of Slovenia, 5.25%, 2/18/24	USD	960	1,101,600
South Africa — 0.0%
Republic of South Africa, 6.50%, 2/28/41	ZAR	370	27,265
Spain — 0.0%
Kingdom of Spain, 1.80%, 11/30/24	EUR	80	101,586
Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/04/20	USD	5,000	5,281,250

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
United Kingdom — 0.1%
United Kingdom Gilt:
2.75%, 9/07/24	GBP	635	$1,075,958
5.00%, 3/07/25		560	1,134,245
3.25%, 1/22/44		5,575	10,601,913

			12,812,116
Total Foreign Government Obligations — 0.4%			37,282,517

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (e)(i)		8,248,185	744,233,733
iShares iBoxx $ Investment Grade Corporate Bond ETF (e)(i)		399,514	49,495,789
iShares U.S. Preferred Stock ETF (e)(i)		1,739,167	69,497,113
SPDR Barclays Capital High Yield Bond ETF (e)		1,790,930	69,738,814
Total Investment Companies — 8.9%			932,965,449

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 7.7%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 2A1, 2.64%, 11/25/35 (a)	USD	9,256	8,221,633
Series 2005-8, Class 7A2, 0.45%, 11/25/35 (a)		5,264	4,748,312
Series 2005-9, Class 5A1, 0.44%, 11/25/35 (a)		4,358	3,964,810
Alternative Loan Trust:
Series 2005-16, Class A1, 1.76%, 6/25/35 (a)		1,593	1,427,155
Series 2005-36, Class 2A1A, 0.48%, 8/25/35 (a)		4,987	3,866,305
Series 2005-56, Class 1A1, 0.90%, 11/25/35 (a)		7,943	6,835,902
Series 2005-56, Class 4A1, 0.48%, 11/25/35 (a)		11,075	9,096,946
Series 2005-61, Class 1A1, 0.43%, 12/25/35 (a)		704	619,663
Series 2005-61, Class 2A1, 0.45%, 12/25/35 (a)		6,605	5,757,501
Series 2005-63, Class 3A3, 5.31%, 11/25/35 (a)		7,001	5,738,129
Series 2005-63, Class 5A1, 2.45%, 12/25/35 (a)		1,138	952,186
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		233	220,057
Series 2005-72, Class A1, 0.44%, 1/25/36 (a)		6,408	5,696,206
Series 2005-72, Class A3, 0.47%, 1/25/36 (a)		6,852	5,501,335
Series 2006-2CB, Class A6, 5.50%, 3/25/36		2,069	1,755,430
Series 2006-2CB, Class A8, 6.00%, 3/25/36		2,198	1,935,586
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		2,065	1,717,312
Series 2006-9T1, Class A7, 6.00%, 5/25/36		1,058	911,143
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		1,958	1,715,155
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,415	1,942,659

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-20CB, Class A9, 6.00%, 7/25/36	USD	1,150	$993,469
Series 2006-25CB, Class A2, 6.00%, 10/25/36		1,347	1,216,245
Series 2006-43CB, Class 1A4, 6.00%, 2/25/37		3,503	3,082,982
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		5,903	4,716,003
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		4,641	3,915,944
Series 2006-J7, Class 2A1, 2.17%, 11/20/36 (a)		12,275	8,732,361
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,844	2,242,561
Series 2006-OA2, Class A1, 0.38%, 5/20/46 (a)		4,070	2,947,527
Series 2006-OA3, Class 2A1, 0.38%, 5/25/36 (a)		22,737	18,255,544
Series 2006-OA6, Class 1A2, 0.38%, 7/25/46 (a)		21,097	17,496,553
Series 2006-OA8, Class 1A1, 0.36%, 7/25/46 (a)		26,422	21,322,336
Series 2006-OA14, Class 1A1, 1.84%, 11/25/46 (a)		15,693	13,389,266
Series 2006-OA14, Class 2A1, 0.36%, 11/25/46 (a)		17,327	13,824,172
Series 2006-OA14, Class 3A1, 0.96%, 11/25/46 (a)		24,474	18,263,179
Series 2006-OA16, Class A2, 0.36%, 10/25/46 (a)		1,165	986,564
Series 2006-OA22, Class A1, 0.33%, 2/25/47 (a)		21,445	18,038,672
Series 2007-6, Class A4, 5.75%, 4/25/47		3,659	3,136,691
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		1,183	995,299
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		6,832	5,659,031
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,173	971,389
Series 2007-12T1, Class A22, 5.75%, 6/25/37		4,230	3,537,180
Series 2007-12T1, Class A5, 6.00%, 6/25/37		939	798,173
Series 2007-15CB, Class A7, 0.46%, 9/25/47 (a)		10,206	8,716,369
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		816	738,213
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,848	2,392,030
Series 2007-19, Class 1A8, 6.00%, 8/01/37		1,386	1,163,819
Series 2007-25, Class 1A3, 6.50%, 11/25/37		7,007	6,168,121
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		3,002	2,165,283
Series 2007-OA6, Class A1A, 0.31%, 6/25/37 (a)		6,321	5,381,295
Series 2007-OA7, Class A1B, 0.31%, 5/25/47 (a)		2,090	1,717,343
Series 2007-OA8, Class 2A1, 0.35%, 6/25/47 (a)		26,961	21,562,806
Series 2007-OA11, Class A1A, 1.49%, 11/25/47 (a)		6,752	5,075,136
Series 2007-OH3, Class A1A, 6.00%, 9/25/47		753	704,496

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets LLC, Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)	USD	2,509	$1,712,726
American Home Mortgage Assets Trust, Series 2007-2, Class A1, 0.29%, 3/25/47 (a)		6,172	4,958,091
American Home Mortgage Investment Trust:
Series 2005-4, Class 1A1, 0.75%, 11/25/45 (a)		6,293	5,422,732
Series 2007-1, Class GA1C, 0.36%, 5/25/47 (a)		4,795	3,428,742
Banc of America Funding Corp.:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (a)		1,744	1,479,694
Series 2006-D, Class 6A1, 4.83%, 5/20/36 (a)		1,011	825,498
Series 2007-A, Class 2A1, 0.33%, 2/20/47 (a)		2,004	1,719,364
Series 2007-D, Class 1A1, 0.38%, 6/20/47 (a)		4,815	3,938,733
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 4A1, 3.85%, 1/25/35 (a)		46	45,569
BCAP LLC Trust, Series 2010-RR2, Class 1A1, 2.82%, 7/25/36 (a)(b)		4,820	4,840,464
Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.61%, 4/25/36 (a)		18,698	13,805,621
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.36%, 2/25/36 (a)		5,041	5,026,624
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 5.75%, 12/25/35 (c)		2,067	1,973,640
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (c)		2,000	1,712,129
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		255	217,639
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.07%, 4/25/46 (a)		4,742	2,665,086
Series 2006-OA5, Class 2A1, 0.37%, 4/25/46 (a)		28,721	23,232,496
Series 2007-21, Class 1A1, 6.25%, 2/25/38		539	488,987
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,647	1,384,066
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		2,515	2,113,484
Credit Suisse Mortgage Trust:
Series 2006-8, Class 1A1, 4.50%, 10/25/21		675	638,721
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (b)		4,714	4,132,282
Series 2013-7R, Class 6A1, 2.88%, 6/26/47 (a)(b)		6,446	6,525,647
Series 2014-11R, Class 16A1, 3.08%, 9/27/47 (a)(b)		11,136	10,718,236
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.36%, 8/25/47 (a)		4,944	4,150,267
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 4.43%, 6/27/37 (a)(b)		14,693	14,751,897
Fannie Mae Connecticut Avenue Securities: Series 2013-C01, Class M2, 5.42%, 10/25/23 (a)		9,940	10,815,535

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2014-C01, Class M2, 4.57%, 1/25/24 (a)	USD	23,930	$24,745,032
Series 2014-C02, Class 1M2, 2.77%, 5/25/24 (a)		13,920	12,350,130
Series 2014- C03, Class 1M2, 3.17%, 7/25/24 (a)		20,735	18,584,946
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 1.86%, 2/25/37 (a)		4,027	2,823,237
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 4.62%, 5/25/35 (a)		168	160,666
Granite Master Issuer PLC:
Series 2005-2, Class A6, 0.43%, 12/20/54 (a)		1,544	1,535,852
Series 2006-2, Class A4, 0.25%, 12/20/54 (a)		5,085	5,052,237
GreenPoint Mortgage Funding Trust:
Series 2006-AR1, Class GA1B, 0.34%, 2/25/36 (a)		10,743	8,910,011
Series 2007-AR3, Class A1, 0.39%, 6/25/37 (a)		10,364	8,747,142
GSR Mortgage Loan Trust:
Series 2005-AR3, Class 5A1, 2.67%, 5/25/35 (a)		3,975	3,852,272
Series 2005-AR6, Class 2A1, 2.67%, 9/25/35 (a)		3,508	3,521,289
Series 2005-AR6, Class 4A5, 2.69%, 9/25/35 (a)		6,584	6,620,020
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		116	112,113
Homebanc Mortgage Trust:
Series 2005-3, Class A1, 0.41%, 7/25/35 (a)		8,660	7,939,737
Series 2005-5, Class A1, 0.43%, 1/25/36 (a)		3,198	2,747,354
Series 2006-2, Class A1, 0.35%, 12/25/36 (a)		6,751	5,829,832
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,804	1,614,973
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,753	1,878,856
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.71%, 11/25/37 (a)		4,446	4,229,382
IndyMac Index Mortgage Loan Trust:
Series 2005-AR1, Class 3A1, 2.48%, 3/25/35 (a)		3,178	3,195,729
Series 2006-AR3, Class 3A1A, 2.55%, 4/25/36 (a)		583	455,626
Series 2007-AR15, Class 1A1, 2.65%, 8/25/37 (a)		290	217,984
Series 2007-AR15, Class 2A1, 4.38%, 8/25/37 (a)		1,379	1,156,067
Series 2007-FLX3, Class A1, 0.41%, 6/25/37 (a)		4,269	3,747,711
Lehman XS Trust:
Series 2006-12N, Class A31A, 0.37%, 8/25/46 (a)		9,529	7,295,050
Series 2007-20N, Class A1, 1.32%, 12/25/37 (a)		25,270	18,018,185
LSTAR Securities Investment Trust:
Series 2014-1, Class NOTE, 3.26%, 9/01/21 (a)(b)		21,051	21,077,087

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2014-2, Class A, 2.15%, 12/01/21 (a)(b)	USD	10,721	$10,577,415
Series 2015-2, Class A, 2.17%, 1/01/20 (a)(b)		3,546	3,492,594
Medallion Trust, Series 2006-1G, Class A1, 0.28%, 6/14/37 (a)		540	538,631
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 4.58%, 6/25/37 (a)		2,679	1,964,298
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 2.50%, 12/25/35 (a)		2,964	2,795,858
Series 2006-1, Class 2A1, 2.14%, 2/25/36 (a)		1,434	1,435,228
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.35%, 2/26/37 (a)(b)		12,678	9,136,475
MortgageIT Trust, Series 2005-4, Class A1, 0.45%, 10/25/35 (a)		6,636	6,033,316
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (b)		344	359,942
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (b)		875	879,403
Progress Trust, Series 2007-1GA, Class 1A, 0.37%, 8/19/38 (a)(b)		517	514,834
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		532	443,262
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		581	440,797
Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 7/25/37		176	159,058
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.71%, 4/25/47 (a)		844	665,915
Structured Asset Mortgage Investments II Trust:
Series 2005-AR8, Class A1A, 0.45%, 2/25/36 (a)		8,170	6,607,153
Series 2006-AR1, Class 3A1, 0.40%, 2/25/36 (a)		10,668	8,613,022
Series 2006-AR2, Class A1, 0.40%, 2/25/36 (a)		2,649	2,118,317
Series 2006-AR3, Class 11A1, 0.38%, 4/25/36 (a)		6,223	4,578,368
Series 2006-AR4, Class 3A1, 0.36%, 6/25/36 (a)		11,221	8,846,454
Series 2006-AR6, Class 1A3, 0.36%, 7/25/46 (a)		9,510	6,095,681
Series 2006-AR6, Class 2A1, 0.36%, 7/25/46 (a)		29,378	23,459,486
Series 2006-AR8, Class A1A, 0.37%, 10/25/36 (a)		13,377	10,699,619
Series 2007-AR4, Class GA4B, 0.35%, 9/25/47 (a)		6,699	5,736,434
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR12, Class 1A6, 2.33%, 10/25/35 (a)		5,500	5,321,497
Series 2005-AR15, Class A1A1, 0.43%, 11/25/45 (a)		4,528	4,153,321
Series 2005-AR17, Class A1A1, 0.44%, 12/25/45 (a)		9,080	8,386,056

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2005-AR19, Class A1A2, 0.46%, 12/25/45 (a)	USD	5,468	$4,984,397
Series 2006-AR3, Class A1A, 1.11%, 2/25/46 (a)		8,438	7,950,925
Series 2006-AR19, Class 2A, 1.92%, 1/25/47 (a)		20,301	18,262,827
Series 2007-OA4, Class 1A, 0.88%, 5/25/47 (a)		4,696	4,002,207
Series 2007-OA5, Class 1A, 0.87%, 6/25/47 (a)		15,302	13,039,367
Series 2007-OA6, Class 1A, 0.92%, 7/25/47 (a)		8,161	6,915,595
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 6.13%, 10/25/36 (c)		1,906	1,375,588
Series 2007-OA1, Class 2A 0.83%, 12/25/46 (a)		12,494	8,667,089
Series 2007-OA5, Class A1A, 0.95%, 5/25/47 (a)		7,173	5,731,165

			807,053,561
Commercial Mortgage-Backed Securities — 3.3%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)		4,703	4,703,639
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		5,000	5,192,855
Series 2006-6, Class B, 5.48%, 10/10/45		500	503,314
Series 2007-1, Class A4, 5.45%, 1/15/49		3,754	4,024,599
Series 2007-3, Class A1A, 5.55%, 6/10/49 (a)		1,264	1,366,498
Series 2007-3, Class AJ, 5.59%, 6/10/49 (a)		5,000	5,219,045
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.86%, 9/15/18 (a)(b)		10,000	10,000,000
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-4, Class A5B, 5.00%, 7/10/45 (a)		2,913	2,945,643
Series 2005-6, Class B, 5.35%, 9/10/47 (a)		1,685	1,731,044
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		2,145	2,283,880
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (a)		2,035	2,225,722
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (a)		2,157	2,358,301
Carefree Portfolio Trust:
Series 2014-CARE, Class D, 3.42%, 11/15/29 (a)(b)		4,850	4,861,000
Series 2014-CMZA, Class MZA, 6.13%, 11/15/29 (a)(b)		2,000	2,003,600
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 1.55%, 12/15/27 (a)(b)		1,480	1,481,030
Series 2014-BXCH, Class EPA, 4.40%, 12/15/27 (a)(b)		9,850	9,856,363

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CHL Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 0.47%, 5/25/35 (a)	USD	8,776	$7,514,923
Series 2005-11, Class 4A1, 0.44%, 4/25/35 (a)		5,811	5,014,799
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (a)		3,000	3,276,480
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		2,200	2,424,242
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 5.80%, 12/10/49 (a)		3,000	3,284,880
Series 2007-GG9, Class A1A, 5.43%, 3/10/39		4,546	4,874,768
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,315	2,467,517
Series 2007-GG11, Class AJ, 6.07%, 12/10/49 (a)		3,000	3,164,325
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		3,000	3,164,148
Series 2013-CR6, Class A2, 2.12%, 3/10/46		5,000	5,092,175
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,172,164
Series 2013-FL3, Class A, 1.68%, 10/13/28 (a)(b)		2,061	2,064,877
Series 2013-FL3, Class MMHP, 3.76%, 10/13/28 (a)(b)		1,000	1,000,373
Series 2013-FL3, Class RGC2, 4.50%, 10/13/28 (a)(b)		2,000	2,000,000
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (b)		835	826,065
Series 2014-FL5, Class A, 1.52%, 9/15/16 (a)(b)		1,530	1,530,000
Series 2014-FL5, Class D, 2.46%, 10/15/16 (a)(b)		4,850	4,448,944
Series 2014-FL5, Class HFL1, 3.40%, 7/15/16 (a)(b)		3,261	3,130,240
Series 2014-PAT, Class E, 3.31%, 8/15/27 (a)(b)		1,000	991,057
Series 2014-PAT, Class F, 2.60%, 8/15/27 (a)(b)		2,000	1,892,384
Series 2014-PAT, Class G, 1.75%, 8/15/27 (a)(b)		2,000	1,778,760
Series 2014-TWC, Class E, 3.42%, 2/13/32 (a)(b)		4,000	4,024,761
Series 2014-TWC, Class F, 4.40%, 2/13/32 (a)(b)		2,000	2,016,137
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,520,843
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.51%, 9/15/39		4,500	4,760,455
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class D, 2.41%, 9/15/38 (a)(b)		4,000	3,995,000
Del Coronado Trust, Series 2013-HDC Class A, 0.96%, 3/15/26 (a)(b)		645	644,342
GE Capital Commercial Mortgage Corp. Series Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (a)		1,996	2,151,072
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A, 5.23%, 11/10/45 (a)		3,295	3,380,171
Grace Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		5,100	4,912,121
GS Mortgage Securities Corp. II:
Series 2012-GCJ9, Class D, 4.85%, 11/10/45 (a)(b)		3,768	3,832,919

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-KING, Class C, 3.55%, 12/10/27 (a)(b)	USD	5,000	$5,135,345
GS Mortgage Securities Corp. Trust:
Series 2013-NYC5, Class F, 3.65%, 1/10/30 (a)(b)		4,000	4,020,180
Series 2013-NYC5, Class G, 3.65%, 1/10/30 (a)(b)		1,840	1,811,631
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.22%, 4/10/47 (a)		12,353	948,512
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (b)		4,000	4,093,900
Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		16,710	17,159,649
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 0.47%, 7/25/35 (a)		6,867	6,092,984
Series 2006-FLX1, Class A1, 0.38%, 11/25/36 (a)		9,703	8,474,716
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (a)		2,000	2,107,192
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (a)		1,000	1,010,164
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		2,826	2,996,244
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (a)		5,000	5,311,830
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		3,675	3,936,772
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,865	3,060,504
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (a)		5,035	5,235,076
Series 2014-CBMZ, Class M, 6.39%, 10/15/29 (a)(b)		2,000	2,004,200
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		5,200	5,013,668
Series 2014-FBLU, Class E, 3.66%, 12/15/28 (a)(b)		4,000	3,998,996
Series 2014-FL6, Class A, 1.31%, 11/15/31 (a)(b)		1,590	1,590,809
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 6.03%, 6/15/38 (a)		3,589	3,760,191
Series 2007-C1, Class A4, 5.42%, 2/15/40		3,623	3,870,621
Series 2007-C1, Class AJ, 5.48%, 2/15/40		7,000	7,308,336
Series 2007-C2, Class A3, 5.43%, 2/15/40		3,676	3,938,029
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)		3,525	3,728,766
Series 2007-C6, Class AJ, 6.13%, 7/15/40 (a)		5,250	5,480,743
Series 2007-C6, Class AM, 6.11%, 7/15/40 (a)		720	782,872
Series 2007-C7, Class AJ, 6.25%, 9/15/45 (a)		3,000	3,179,892
Series 2007-C7, Class B, 6.25%, 9/15/45 (a)		550	564,313
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		2,500	2,448,327
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/01/32 (a)(b)		7,000	6,914,586

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (a)	USD	1,014	$1,085,001
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.49%, 7/12/46 (a)		4,471	4,562,544
Morgan Stanley Capital I Trust:
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (a)		3,000	3,118,086
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43		2,696	2,865,765
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,323	1,397,457
Series 2007-IQ15, Class A4, 5.91%, 7/11/17 (a)		3,291	3,582,557
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.29%, 10/15/30 (a)(b)		1,000	1,002,926
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.42%, 8/27/24 (a)(b)		4,000	4,020,000
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A1, 0.35%, 1/25/37 (a)		10,165	8,331,164
Velocity Commercial Capital Loan Trust, Series 2014-1, Class A, 2.17%, 9/25/44 (a)(b)		6,010	5,949,557
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.34%, 11/15/30 (a)(b)		3,000	2,955,270
Series 2013-PENN, Class D, 4.08%, 12/13/20 (a)(b)		3,000	3,130,716
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class AM, 5.32%, 12/15/44 (a)		1,360	1,397,522
Series 2007-C32, Class A1A, 5.72%, 6/15/49 (a)		2,118	2,264,581
Series 2007-C33, Class AJ, 5.94%, 2/15/51 (a)		8,345	8,790,807
Series 2007-C33, Class AM, 5.94%, 2/15/51 (a)		2,565	2,789,497
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A2, 2.07%, 3/15/48		2,985	3,038,978

			345,368,951
Interest Only Commercial Mortgage-Backed Securities — 0.4%
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 1.66%, 11/15/30 (a)(b)		128,052	1,767,118
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.33%, 3/10/47 (a)		33,689	2,781,043
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.54%, 3/10/46 (a)		7,806	634,097
Series 2014-CR14, Class XA, 0.90%, 2/10/47 (a)		35,744	1,743,724
Series 2014-CR15, Class XA, 1.35%, 2/10/47 (a)		63,405	4,436,189
Series 2014-TWC, Class XCP, 1.48%, 2/13/32 (a)(b)		52,000	1,498,640
GP Portfolio Trust, Series 2014-CPP, Class XCP, 1.11%, 8/15/15 (a)(b)		368,148	2,172,073
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		42,017	1,301,693
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class XCP, 0.31%, 12/15/28 (a)(b)		340,000	884,000

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-ALC, Class XCP, 0.83%, 7/17/26 (a)(b)	USD	250,000	$150,000
Series 2013-LC11, Class XA, 1.57%, 4/15/46 (a)		12,772	1,102,975
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.23%, 11/15/46 (a)		19,781	1,467,964
Series 2014-C15, Class XB, 0.33%, 4/15/47 (a)(b)		80,982	2,429,460
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/20 (a)(b)		121,745	1,247,886
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class X1, 0.37%, 1/15/16 (a)(b)		272,600	845,060
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.92%, 5/15/23 (a)		41,998	2,239,122
Series 2013-C15, Class XA, 0.62%, 8/15/23 (a)		23,585	825,137
Series 2013-C17, Class XA, 1.59%, 11/15/23 (a)		51,721	4,311,908
Series 2013-UBS1, Class XA, 1.14%, 11/15/23 (a)		88,697	5,147,060
Series 2014-C20, Class XB, 0.57%, 2/15/24 (a)		57,079	2,938,640
Series 2014-LC14, Class XA, 1.46%, 3/15/47 (a)		81,280	6,894,010

			46,817,799
Total Non-Agency Mortgage-Backed Securities — 11.4%			1,199,240,311

Preferred Securities
Capital Trusts
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (a)(g)	EUR	2,400	2,796,962
Banco Santander SA, 6.25% (a)(g)		1,500	1,694,229
Bank of America Corp.:
5.13% (a)(g)	USD	15,005	14,658,009
5.20% (a)(g)		10,005	9,554,775
6.25% (a)(g)		5,000	5,113,050
8.00% (a)(g)		7,675	8,216,087
8.13% (a)(g)		3,175	3,411,141
Barclays Bank PLC:
8.00% (a)(g)	EUR	600	727,151
8.25% (a)(g)	USD	10,675	11,126,755
Credit Agricole SA, 7.88% (a)(b)(g)		15,000	15,487,725
Dresdner Funding Trust I, 8.15%, 6/30/31 (b)		150	178,500
HSBC Capital Funding LP, 10.18% (a)(b)(g)		1,260	1,899,450
Industrial & Commercial Bank of China Ltd., 6.00% (a)(g)		3,000	3,105,000
JPMorgan Chase Capital XXIII, 1.23%, 5/15/47 (a)		4,275	3,323,813
Macquarie Bank Ltd., 10.25%, 6/20/57		3,000	3,362,820
Mizuho Capital Investment USD 1 Ltd., 6.69% (a)(b)(g)		100	105,500
SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(g)		400	485,000
Wells Fargo & Co.:
5.88% (a)(g)		6,645	6,944,025

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	57

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Banks (concluded)
5.90% (a)(g)	USD	670	$688,425
7.98% (a)(g)		8,450	9,273,875

			102,152,292
Capital Markets — 0.7%
The Bank of New York Mellon Corp., 4.50% (a)(g)		15,003	13,943,413
Credit Suisse Group AG:
6.25% (a)(b)(g)		5,000	4,818,250
7.50% (a)(b)(g)		9,725	10,213,526
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (a)		11,650	12,319,875
Morgan Stanley, 5.45% (a)(g)		13,150	13,364,739
State Street Capital Trust IV, 1.24%, 6/15/37 (a)		22,100	18,124,210
UBS AG, 7.63%, 8/17/22		2,000	2,387,272

			75,171,285
Diversified Financial Services — 0.6%
BNP Paribas SA, 7.20% (a)(b)(g)		2,200	2,574,000
Hero Asia Investment Ltd., 5.25% (g)		1,500	1,517,717
JPMorgan Chase & Co.:
5.00% (a)(g)		2,500	2,475,000
6.00% (a)(g)		10,840	10,945,018
6.75% (a)		9,725	10,402,706
7.90% (a)(g)		7,350	7,898,957
Lloyds Banking Group PLC:
6.38% (a)(g)	EUR	260	305,588
6.66% (a)(b)(g)	USD	3,000	3,270,000
Royal Bank of Scotland Group PLC:
6.99% (a)(b)(g)		100	115,000
7.64% (a)(g)		200	214,000
7.65% (a)(g)		200	239,000
Société Générale SA:
5.92% (a)(b)(g)		200	206,960
7.88% (a)(b)(g)		20,000	19,700,000

			59,863,946
Diversified Telecommunication Services — 0.0%
Orange SA, 4.00% (a)(g)	EUR	1,100	1,328,743
Electric Utilities — 0.0%
Electricite de France SA, 5.00% (a)(g)		300	394,509
Gas Natural Fenosa Finance BV, 4.13% (a)(g)		1,700	2,025,685

			2,420,194
Food Products — 0.1%
HJ Heinz Finance Co., 7.13%, 8/01/39 (b)	USD	9,545	10,451,775
Industrial Conglomerates — 0.0%
Hutchison Whampoa International Ltd., 6.00% (g)		3,000	3,072,990
Insurance — 1.2%
AIG Life Holdings, Inc., 7.57%, 12/01/45 (b)		7,975	10,595,083
The Allstate Corp.:
5.75%, 8/15/53 (a)		1,777	1,889,173
6.13%, 5/15/67 (a)		500	527,500
6.50%, 5/15/67 (a)		2,300	2,553,000
American International Group, Inc.:
8.18%, 5/15/68 (a)		630	863,100
6.25%, 3/15/87		2,046	2,338,916
Aon PLC, 4.25%, 12/12/42		1,500	1,561,145
AXA SA:
6.38% (a)(b)(g)		16,000	17,560,000
6.46% (a)(b)(g)		6,000	6,397,500
Chubb Corp., 6.38%, 3/29/67 (a)		430	461,175

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Insurance (concluded)
Genworth Holdings, Inc.:
7.63%, 9/24/21	USD	150	$147,035
6.50%, 6/15/34		230	192,238
6.15%, 11/15/66 (a)		4,200	2,604,000
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (a)		5,885	6,650,050
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (a)(b)		2,150	2,198,375
7.80%, 3/07/87 (b)		24,675	28,993,125
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)		4,550	5,778,500
MetLife, Inc., 6.40%, 12/15/66		500	567,500
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	940,500
Prudential Financial, Inc.:
5.88%, 9/15/42 (a)		6,675	7,092,187
5.20%, 3/15/44 (a)		5,000	5,037,500
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (a)		6,071	6,093,766
XL Group PLC, 6.50% (a)(g)		16,140	14,526,000
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)		1,200	1,254,000

			126,821,368
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(g)		6,946	7,380,820
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (a)		250	258,703
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		75	69,000
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)		5,035	5,488,150

			5,557,150
Road & Rail — 0.1%
BNSF Funding Trust I, 6.61%, 12/15/55 (a)		5,000	5,600,000
Total Capital Trusts — 3.8%			400,079,266

Preferred Stocks
Aerospace & Defense — 0.1%
United Technologies Corp., 7.50%, 8/01/15 (d)		190,000	11,388,600
Banks — 0.6%
BB&T Corp., 5.20% (g)		340,000	8,221,200
Citigroup, Inc., 6.88% (g)		400,000	10,752,000
First Republic Bank:
6.70% (g)		100,000	2,640,000
7.00% (g)		250,000	6,942,500
RBS Capital Funding Trust VII, Series G, 6.08% (d)(g)		133,238	3,264,331
Regions Financial Corp., 6.38% (g)		113,800	2,885,968
Synovus Financial Corp., 7.88% (g)		200,000	5,538,000
Wells Fargo & Co., 5.85% (a)(g)		999,400	25,784,520

			66,028,519
Capital Markets — 0.5%
The Goldman Sachs Group, Inc.:
5.50% (g)		259,900	6,468,911
6.38% (g)		386,000	10,167,240
Morgan Stanley, 6.88% (g)		300,000	8,076,000
State Street Corp., 5.90% (d)(g)	1,147,237		29,938,408

			54,650,559
Consumer Finance — 0.1%
Capital One Financial Corp., 6.25% (g)		390,000	9,968,400

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities	Shares		Value
Preferred Stocks (concluded)
Diversified Financial Services — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40 (d)		182,724	$4,805,641
Electric Utilities — 0.3%
DTE Energy Co., 5.25%, 12/01/62		300,000	7,575,000
Duke Energy Corp., 5.13%, 1/15/73		150,000	3,726,000
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,438,820
Entergy Mississippi, Inc., 6.00%, 5/01/51		170,000	4,440,400
Entergy Texas, Inc., 5.63% (g)		200,000	5,290,000
SCE Trust I, 5.63% (g)		240,000	6,086,400
SCE Trust III, 5.75% (g)		126,560	3,463,947

			33,020,567
Insurance — 0.1%
The Allstate Corp., 5.10%, 1/15/53		467,259	12,059,955
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16 (d)		11,108	1,278,198
Real Estate Investment Trusts (REITs) — 0.2%
DDR Corp., 6.25% (g)		200,000	5,258,000
Firstar Realty LLC, 8.88% (b)(g)		5,000	6,253,125
Public Storage, 5.20% (g)		60,000	1,467,600
Suntrust Real Estate Investment Corp., 9.00% (b)(g)		15	1,861,571

			14,840,296
Total Preferred Stocks — 2.0%			208,040,735

Trust Preferreds
Banks — 0.0%
Fifth Third Bancorp, 6.63% (g)		80,000	2,205,600
Total Preferred Securities — 5.8%			610,325,601

Taxable Municipal Bonds	Par (000)
Catholic Health Initiatives, 4.35%, 11/01/42	USD	310	319,658
District of Columbia Water & Sewer Authority, 4.81%, 10/01/14		100	128,606
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	871,331
Massachusetts Institute of Technology:
3.96%, 7/01/38		241	271,235
4.68%, 7/01/69		340	429,675
President and Fellows of Harvard College, 3.62%, 10/01/37		290	314,086
Princeton University, 5.70%, 3/01/39		150	213,119
Total Taxable Municipal Bonds — 0.0%			2,547,710

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.7%
Freddie Mac:
Series 2014-DN1, Class M2, 2.37%, 2/25/24 (a)		8,000	7,986,824
Series 2014-DN3, Class M2, 2.57%, 8/25/24 (a)		4,000	4,001,408
Series 2014-DN4, Class M2, 2.57%, 10/25/24 (a)		7,310	7,271,988

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Series 2014-DN4, Class M3, 4.71%, 10/25/24 (a)	USD	5,000	$4,900,000
Series 2014-HQ1, Class M2, 2.67%, 8/25/24 (a)		10,000	9,974,150
Series 2014-HQ2, Class M2, 2.37%, 9/25/24 (a)		24,500	23,980,355
Series 2014-HQ2, Class M3, 3.92%, 9/25/24 (a)		8,500	7,884,753
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		5,800	6,104,191

			72,103,669
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series 2013-KF02, Class B, 3.17%, 12/25/45		2,538	2,605,289
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.36%, 12/25/25		3,349	375,633
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K36, Class X1, 0.80%, 10/25/23		44,289	2,524,012
Series K714, Class X1, 0.75%, 10/25/20		60,141	2,151,490

			4,675,502
Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		2,520	2,712,503
3.50%, 12/01/26-4/01/29		7,243	7,746,295
4.00%, 5/01/27		3,565	3,792,160
2.50%, 4/01/28-8/01/28		10,750	11,158,133
3.00%, 6/01/28-11/01/28		14,446	15,329,070
3.66%, 9/01/42 (a)		4,323	4,607,932
Freddie Mac Mortgage-Backed Securities, 4.00%, 7/01/26		1,001	1,066,938

			46,413,031
Total U.S. Government Sponsored Agency Securities — 1.2%			126,173,124
Total Long-Term Investments (Cost — $8,120,302,254) — 78.8%			8,275,726,108

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (i)(j)		870,084,054	870,084,054

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.21%, (i)(j)(k)		$148,117	148,117,278
Total Short-Term Securities (Cost — $2,830,239,408) — 26.7%			2,800,540,863
Total Investments (Cost — $10,950,541,662) — 105.5%			11,076,266,971
Liabilities in Excess of Other Assets — (5.5)%			(579,674,637)

Net Assets — 100.0%			$10,496,592,334

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	59

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	Security, or a portion of security, is on loan.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Convertible security.

(i)	During the six months ended January 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2014	Shares/Beneficial Interest Purchased	Shares/Beneficial Interest Sold		Shares/Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,147,600,983	—	277,516,929	[1]	870,084,054	$870,084,054	$96,207	$22,207
BlackRock Liquidity Series, LLC, Money Market Series	$409,842,424	—	$261,725,146	[1]	$148,117,278	$148,117,278	$2,292,509	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,289,908	4,958,277	—		8,248,185	$744,233,733	$14,229,748	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	399,514	—	—		399,514	$49,495,789	$800,746	—
iShares U.S. Preferred Stock ETF	1,739,167	—	—		1,739,167	$69,497,113	$2,296,448	—

[1]	Represents net shares/beneficial interest sold.

(j)	Represents the current yield as of report date.

(k)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
78	Australian Government Bonds (3 Year)	Sydney	March 2015	USD	9,857,446	$34,404
20	Australian Government Bonds (10 Year)	Sydney	March 2015	USD	2,978,326	490,531
14	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	1,391,880	4,230
21	Euro-Buxl	Eurex	March 2015	USD	3,996,113	(18,943)
2	Gilt-British	NYSE Liffe	March 2015	USD	373,147	40,071,174
54	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2015	USD	8,169,188	81,407
79	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	17,361,484	(64,425)
213	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	25,846,219	643,710
2	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	261,750	(8,282)
2,312	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2015	USD	413,703,500	(23,771)
(19)	Canadian Government Bonds (10 Year)	Montreal	March 2015	USD	2,178,264	(187,702)
(2)	Euro-Bobl	Eurex	March 2015	USD	295,810	(11,670,354)
(26)	Euro-Bund	Eurex	March 2015	USD	4,682,856	(59,361)
(197)	Euro-Schatz	Eurex	March 2015	USD	24,760,791	(1,984)
(2,936)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	414,563,200	(27,813,779)
(6,465)	Euro STOXX 50 Index	Eurex	March 2015	USD	244,658,346	548,722
(850)	Mini MSCI Emerging Markets Futures	Chicago Mercantile	March 2015	USD	40,438,750	(3,377)
(55)	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	5,468,100	16,618
(10)	Buoni Poliennali Del Tesoro Bonds	Eurex	March 2015	USD	1,262,882	(3,275)
(2,658)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	584,137,033	(2,167,604)
(12,056)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	1,462,920,250	36,434,618
(1,042)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	136,371,750	(4,314,825)
(30)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2015	USD	5,368,125	(308)

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(102)	Three Month Sterling	NYSE Liffe	December 2016	USD	18,996,722	$(2,167,616)
Total						$29,819,808

•	As of January 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	310,000	USD	367,305	Deutsche Bank AG	2/04/15	$(16,992)
GBP	855,000	USD	1,295,627	UBS AG	2/04/15	(7,861)
USD	191,612	EUR	165,000	BNP Paribas S.A.	2/04/15	5,155
USD	34,319,142	EUR	28,743,000	Citibank N.A.	2/04/15	1,838,368
USD	181,562	EUR	150,000	Deutsche Bank AG	2/04/15	12,055
USD	34,008	EUR	30,000	Goldman Sachs Bank USA	2/04/15	106
USD	553,391	GBP	355,000	Deutsche Bank AG	2/04/15	18,705
USD	22,828,095	GBP	14,994,000	JPMorgan Chase Bank N.A.	2/04/15	244,755
GBP	170,000	USD	257,543	Goldman Sachs International	2/13/15	(1,510)
GBP	150,000	USD	227,085	JPMorgan Chase Bank N.A.	2/13/15	(1,174)
USD	3,740,005	EUR	3,340,000	Citibank N.A.	2/13/15	(34,613)
USD	113,500	EUR	100,000	Citibank N.A.	2/13/15	487
USD	7,378,122	EUR	6,360,000	Deutsche Bank AG	2/13/15	190,526
USD	499,814	EUR	440,000	Goldman Sachs International	2/13/15	2,559
USD	118,213	EUR	100,000	Goldman Sachs International	2/13/15	5,201
USD	532,696	EUR	460,000	Goldman Sachs International	2/13/15	12,839
USD	453,964	EUR	390,000	HSBC Bank PLC	2/13/15	13,215
USD	128,505,952	EUR	109,180,000	HSBC Bank PLC	2/13/15	5,118,895
USD	955,051	EUR	850,000	State Street Bank and Trust Co.	2/13/15	(5,556)
USD	350,190	GBP	230,000	Deutsche Bank AG	2/13/15	3,793
USD	820,691	GBP	540,000	Deutsche Bank AG	2/13/15	7,412
USD	1,533,741	GBP	1,010,000	Deutsche Bank AG	2/13/15	12,607
USD	1,916,832	GBP	1,260,000	Deutsche Bank AG	2/13/15	19,179
USD	30,257	GBP	20,000	Goldman Sachs International	2/13/15	136
USD	1,529,764	GBP	1,010,000	HSBC Bank PLC	2/13/15	8,630
USD	34,854,023	GBP	23,140,000	UBS AG	2/13/15	3,490
USD	654,661	EUR	580,000	BNP Paribas S.A.	3/04/15	(919)
USD	32,627,547	EUR	28,778,000	Citibank N.A.	3/04/15	99,484
USD	309,906	EUR	274,000	Deutsche Bank AG	3/04/15	201
USD	21,662,248	GBP	14,392,000	UBS AG	3/04/15	(10,459)
USD	1,343,947	GBP	895,000	UBS AG	3/04/15	(3,820)
CNH	6,432,623	USD	1,027,461	Barclays Bank PLC	3/09/15	(2,696)
CNH	2,611,027	USD	417,332	Citibank N.A.	3/09/15	(1,376)
CNH	1,341,038	USD	214,183	Citibank N.A.	3/09/15	(546)
CNH	1,915,399	USD	306,469	Deutsche Bank AG	3/09/15	(1,332)
CNH	1,238,063	USD	196,902	HSBC Bank PLC	3/09/15	331
CNH	757,929	USD	122,047	JPMorgan Chase Bank N.A.	3/09/15	(1,303)
CNH	2,123,351	USD	338,141	JPMorgan Chase Bank N.A.	3/09/15	125
CNH	5,868,289	USD	934,728	JPMorgan Chase Bank N.A.	3/09/15	134
CNH	1,273,204	USD	203,618	Standard Chartered Bank	3/09/15	(787)
CNH	3,433,921	USD	549,224	UBS AG	3/09/15	(2,174)
SGD	66,543	USD	50,589	Standard Chartered Bank	3/09/15	(1,438)
USD	51,391,743	CNH	319,224,948	Bank of America N.A.	3/09/15	536,816

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	61

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

As of January 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	154,939	CNH	976,379	Barclays Bank PLC	3/09/15	$(606)
USD	435,627	CNH	2,701,113	Citibank N.A.	3/09/15	7,965
USD	1,433,833	CNH	9,015,912	JPMorgan Chase Bank N.A.	3/09/15	(2,470)
USD	449,000	CNH	2,822,988	JPMorgan Chase Bank N.A.	3/09/15	(723)
USD	234,584	CNH	1,473,528	JPMorgan Chase Bank N.A.	3/09/15	(160)
USD	604,463	CNH	3,784,533	UBS AG	3/09/15	5,265
USD	2,357,406	SGD	3,092,445	HSBC Bank PLC	3/09/15	73,238
USD	382,126	CAD	485,000	Credit Suisse International	4/21/15	836
USD	4,256,142	CAD	5,284,000	Standard Chartered Bank	4/21/15	102,051
USD	1,638,137	CAD	1,960,000	UBS AG	4/21/15	97,256
USD	573,538	EUR	497,000	Citibank N.A.	4/21/15	11,506
USD	4,244,998	ZAR	49,262,810	Deutsche Bank AG	4/22/15	69,542
ZAR	49,262,810	USD	4,240,450	BNP Paribas S.A.	4/22/15	(64,994)
Total						$8,359,354

•	As of January 31, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 23 Version 1	5.00%	Chicago Mercantile	12/20/19	B+	USD	192,990	$1,994,627

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of January 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.54%[1]	6-month GBP LIBOR	Chicago Mercantile	8/15/17	GBP	6,450	$(192,087)
1.55%[1]	6-month GBP LIBOR	Chicago Mercantile	9/04/17	GBP	1,400	(40,620)
1.45%[2]	6-month GBP LIBOR	Chicago Mercantile	9/08/17	GBP	2,803	69,099
1.98%[1]	6-month GBP LIBOR	Chicago Mercantile	9/05/19	GBP	510	(32,872)
Total						$(196,480)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•	As of January 31, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Depreciation
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	5,000	$(65,872)	$(16,452)	$(49,420)
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	3,500	(46,111)	(14,277)	(31,834)
Total						$(111,983)	$(30,729)	$(81,254)

•	As of January 31, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	2,000	$154,754	$(22,991)	$177,745

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Asset-Backed Securities	—	$464,075,651	$62,534,819	$526,610,470
Common Stocks	$1,137,190,643	1,192,075,250	—	2,329,265,893
Corporate Bonds	—	2,215,030,771	—	2,215,030,771
Equity-Linked Notes	—	1,697,397,048	84,942,483	1,782,339,531
Floating Rate Loan Interests	—	258,239,024	38,045,238	296,284,262
Foreign Government Obligations	—	37,282,517	—	37,282,517
Investment Companies	932,965,449	—	—	932,965,449
Non-Agency Mortgage-Backed Securities	—	1,114,603,773	84,636,538	1,199,240,311
Preferred Securities	199,926,039	410,399,562	—	610,325,601
U.S. Government Sponsored Agency Securities	—	114,001,136	12,171,988	126,173,124
Taxable Municipal Bonds	—	2,547,710	—	2,547,710
Short-Term Securities	870,084,054	148,117,278	—	1,018,201,332

Total	$3,140,166,185	$7,653,769,720	$282,331,066	$11,076,266,971

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$2,172,372	—	$2,172,372
Equity contracts	$569,570	—	—	569,570
Foreign currency exchange contracts	—	8,522,863	—	8,522,863
Interest rate contracts	77,755,844	69,099	—	77,824,943
Liabilities:
Credit contracts	—	(81,254)	—	(81,254)
Equity contracts	(3,377)	—	—	(3,377)
Foreign currency exchange contracts	(27,813,779)	(163,509)	—	(27,977,288)
Interest rate contracts	(20,688,450)	(265,579)	—	(20,954,029)

Total	$29,819,808	$10,253,992	—	$40,073,800

[2] Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	63

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,614,540	—	—	$5,614,540
Cash pledged for centrally cleared swaps	10,335,000	—	—	10,335,000
Cash pledged for financial futures contracts	35,887,000	—	—	35,887,000
Foreign currency at value	5,110,870	—	—	5,110,870
Liabilities:
Foreign bank overdraft	—	$(1,735)	—	(1,735)
Collateral on securities loaned at value	—	(148,117,278)	—	(148,117,278)

Total	$56,947,410	$(148,119,013)	—	$(91,171,603)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
Banks	—	$(41,486,993)	$41,486,993	—
Building Products	—	(6,504,930)	6,504,930	—
Commercial Services & Supplies	—	(2,027,882)	2,027,882	—
Construction Materials	—	(1,660,903)	1,660,903	—
Diversified Telecommunication Services	—	(6,722,701)	6,722,701	—
Electric Utilities	—	(8,856,524)	8,856,524	—
Electronic Equipment, Instruments & Components	—	(7,196,946)	7,196,946	—
Food & Staples Retailing	—	(2,195,445)	2,195,445	—
Food Products	—	(38,078,207)	38,078,207	—
Health Care Providers & Services	—	(4,293,205)	4,293,205	—
Industrial Conglomerates	—	(3,046,290)	3,046,290	—
Insurance	—	(33,702,007)	33,702,007	—
Media	—	(19,936,915)	19,936,915	—
Metals & Mining	—	(23,207,302)	23,207,302	—
Oil, Gas & Consumable Fuels	—	(18,427,042)	18,427,042	—
Personal Products	—	(7,483,441)	7,483,441	—
Pharmaceuticals	—	(120,767,068)	120,767,068	—
Real Estate Investment Trusts (REITs)	—	(25,632,640)	25,632,640	—
Real Estate Management & Development	—	(19,279,692)	19,279,692	—
Semiconductors & Semiconductor Equipment	—	(1,431,314)	1,431,314	—
Specialty Retail	—	(17,057,953)	17,057,953	—
Tobacco	—	(103,514,720)	103,514,720	—
Transportation Infrastructure	—	(17,393,384)	17,393,384	—
Water Utilities	—	(7,008,039)	7,008,039	—
Wireless Telecommunication Services	—	(12,410,310)	12,410,310	—

Total	—	$(549,321,854)	$549,321,854	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	JANUARY 31, 2015

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Equity- Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of July 31, 2014	$16,666,718	$1,466,351	—	$33,294,775	$32,782,055	—	$84,209,899
Transfers into Level 3[1]	—	—	—	7,507,895	—	—	7,507,895
Transfers out of Level 3[2]	(10,142,205)	—	—	(4,161,532)	(10,000,000)	—	(24,303,737)
Accrued discounts/premiums	9,688	—	—	(19,195)	21,610	—	12,103
Net realized gain (loss)	(23,088)	18,319		9,388	(15,802)	$(19,922)	(31,105)
Net change in unrealized appreciation/ depreciation[3,4]	(166,487)	(863)	$(950,834)	(433,030)	(4,565,194)	(138,012)	(6,254,420)
Purchases	60,490,257	—	85,893,317	11,930,204	70,843,293	17,310,000	246,467,071
Sales	(4,300,064)	(1,483,807)	—	(10,083,267)	(4,429,424)	(4,980,078)	(25,276,640)
Closing Balance, as of January 31, 2015	$62,534,819	—	$84,942,483	$38,045,238	$84,636,538	$12,171,988	$282,331,066

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015[3]	$(171,075)	—	$(950,834)	$(396,837)	$(4,253,936)	$(138,012)	$(5,910,694)

[1]

As of July 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of January 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $7,507,895 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of July 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of January 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $24,303,737 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[4]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	65

Statements of Assets and Liabilities

January 31, 2015 (Unaudited)	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Assets
Investments at value — unaffiliated[1,2]	$28,850,005	$9,194,839,004
Investments at value — affiliated[3]	4,097,297	1,881,427,967
Cash	19,712	5,614,540
Cash pledged for financial futures contracts	466,000	35,887,000
Cash pledged for centrally cleared swaps	30,000	10,335,000
Foreign currency at value[4]	7,861	5,110,870
Variation margin receivable on financial futures contracts	17,021	7,645,732
Investments sold receivable	86,208	44,339,635
Unrealized appreciation on forward foreign currency exchange contracts	—	8,522,863
Principal paydowns receivable	—	16,960
Unrealized appreciation on OTC swaps	—	177,745
Capital shares sold receivable	30	59,814,655
Dividends receivable	35,799	8,085,725
Interest receivable	130,436	49,454,797
Receivable from Manager	8,285	—
Securities lending income receivable — affiliated	—	42,366
Deferred offering costs	191,580	—
Prepaid expenses	5,947	570,450

Total assets	33,946,181	11,311,885,309

Liabilities
Foreign bank overdraft[5]	—	1,735
Collateral on securities loaned at value	—	148,117,278
Variation margin payable on financial futures contracts	87,835	6,783,860
Variation margin payable on centrally cleared swaps	1,043	417,413
Investments purchased payable	3,355,384	616,321,680
Swap premiums received	—	53,720
Unrealized depreciation on forward foreign currency exchange contracts	—	163,509
Unrealized depreciation on OTC swaps	—	81,254
Income dividends payable	164,137	8,251,579
Capital shares redeemed payable	—	26,872,544
Offering costs payable	208,277	—
Investment advisory fees payable	—	3,452,103
Service and distribution fees payable	37	2,887,135
Other affiliates payable	18	281,740
Officer’s and Trustees’ fees payable	930	5,241
Other accrued expenses payable	31,687	1,602,184

Total liabilities	3,849,348	815,292,975

Net Assets	$30,096,833	$10,496,592,334

Net Assets Consist of
Paid-in capital	$30,248,561	$10,439,151,591
Undistributed net investment income	16,846	417,678
Accumulated net realized loss	(349,980)	(108,176,259)
Net unrealized appreciation/depreciation	181,406	165,199,324

Net Assets	$30,096,833	$10,496,592,334

[1] Investments at cost — unaffiliated	$28,960,199	$9,059,059,749
[2] Securities loaned at value	—	$144,272,255
[3] Investments at cost — affiliated	$4,167,514	$1,891,481,913
[4] Foreign currency at cost	$8,043	$5,129,015
[5] Foreign bank overdraft at cost	—	$1,735

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	JANUARY 31, 2015

Statements of Assets and Liabilities (concluded)

January 31, 2015 (Unaudited)	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Net Asset Value
Institutional
Net assets	$29,981,225	$4,747,920,104

Shares outstanding[1]	3,013,378	422,646,830

Net asset value	$9.95	$11.23

Investor A
Net assets	$90,749	$2,995,163,041

Shares outstanding[1]	9,123	266,916,398

Net asset value	$9.95	$11.22

Investor C
Net assets	$24,859	$2,753,509,189

Shares outstanding[1]	2,500	245,685,209

Net asset value	$9.94	$11.21

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	67

Statements of Operations

Six Months Ended January 31, 2015 (Unaudited)	BlackRock Dynamic High Income Portfolio[1]	BlackRock Multi-Asset Income Portfolio

Investment Income
Interest	$153,347	$101,636,054
Dividends — unaffiliated	311,416	131,803,455
Dividends — affiliated	22,110	17,423,149
Securities lending — affiliated — net	—	2,292,509
Foreign taxes withheld	(162)	(946,073)

Total income	486,711	252,209,094

Expenses
Organization and offering	256,101	—
Investment advisory	62,404	24,940,741
Professional	25,462	114,855
Administration	6,462	2,676,984
Custodian	2,296	234,199
Printing	2,036	92,162
Administration — class specific	1,687	559,455
Officer and Trustees	1,018	64,189
Registration	388	488,403
Transfer agent — class specific	130	2,944,642
Service and distribution — class specific	97	16,100,090
Miscellaneous	3,413	102,789

Total expenses	361,494	48,318,509
Less fees waived by Manager	(62,404)	(2,288,964)
Less administration fees waived	(6,207)	—
Less administration fees waived — class specific	(1,599)	(559,455)
Less transfer agent fees waived — class specific	(5)	(33,885)
Less transfer agent fees reimbursed — class specific	(93)	(2,830,882)
Less expenses reimbursed by Manager	(214,007)	—

Total expenses after fees waived and/or reimbursed	77,179	42,605,323

Net investment income	409,532	209,603,771

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(228,072)	(97,901,154)[2]
Investments — affiliated	(61,981)	—
Capital gain distributions received from affiliated investment companies	—	22,207
Financial futures contracts	(74,821)	(22,560,758)
Swaps	(1,723)	(520,623)
Foreign currency transactions	16,617	30,717,977

	(349,980)	(90,242,351)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(110,194)	(83,783,474)
Investments — affiliated	(70,217)	(11,935,592)
Financial futures contracts	356,555	29,981,816
Swaps	5,774	1,772,926
Foreign currency translations	(512)	5,358,928

	181,406	(58,605,396)

Net realized and unrealized loss	(168,574)	(148,847,747)

Net Increase in Net Assets Resulting from Operations	$240,958	$60,756,024

[1]	For the period November 3, 2014 (commencement of operations) to January 31, 2015.

[2]	Includes a payment by an affiliate of $2,799 to compensate for a trade processing error.

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	JANUARY 31, 2015

Statements of Changes in Net Assets

	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio
Increase in Net Assets:	Period November 3, 2014[1] to January 31, 2015 (Unaudited)	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Operations
Net investment income	$409,532	$209,603,771	$309,676,617
Net realized gain (loss)	(349,980)	(90,242,351)	11,778,159
Net change in unrealized appreciation/depreciation	181,406	(58,605,396)	192,728,487

Net increase in net assets resulting from operations	240,958	60,756,024	514,183,263

Distributions to Shareholders From[2]
Net investment income:
Institutional	(391,413)	(107,844,812)	(133,510,723)
Investor A	(995)	(64,290,730)	(95,454,423)
Investor C	(278)	(50,270,523)	(71,046,776)
Net realized gain:
Institutional	—	(10,760,676)	(3,941,008)
Investor A	—	(6,758,911)	(3,123,115)
Investor C	—	(6,273,463)	(2,739,819)

Decrease in net assets resulting from distributions to shareholders	(392,686)	(246,199,115)	(309,815,864)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	30,248,561	2,111,729,916	4,151,640,973

Net Assets
Total increase in net assets	30,096,833	1,926,286,825	4,356,008,372
Beginning of period	—	8,570,305,509	4,214,297,137

End of period	$30,096,833	$10,496,592,334	$8,570,305,509

Undistributed net investment income, end of period	$16,846	$417,678	$13,219,972

[1]	Commencement of Operations.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	69

Financial Highlights	BlackRock Dynamic High Income Portfolio

	Period November 3, 2014[1] to January 31, 2015 (Unaudited)
	Institutional	Investor A	Investor C

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.14	0.16	0.11
Net realized and unrealized loss	(0.06)	(0.09)	(0.06)

Net increase from investment operations	0.08	0.07	0.05

Distributions from net investment income	(0.13)	(0.12)	(0.11)

Net asset value, end of period	$9.95	$9.95	$9.94

Total Returns[3,4]
Based on net asset value	0.80%	0.75%	0.52%

Ratios to Average Net Assets[5]
Total expenses[6,7]	2.92%	2.85%	4.22%

Total expenses after fees waived and/or reimbursed[7]	1.05%	1.26%	2.05%

Net investment income[7]	5.58%	6.41%	4.58%

Supplemental Data
Net assets, end of period (000)	$29,981	$91	$25

Portfolio turnover rate	44%	44%	44%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C Shares would have been 4.94%, 3.72% and 6.24%, respectively.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period November 3, 2014[1] to January 31, 2015 (Unaudited)
Investments in underlying funds	0.22%

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	JANUARY 31, 2015

Financial Highlights	BlackRock Multi-Asset Income Portfolio

	Institutional
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31,
		2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.45	$11.03	$10.54	$10.13	$9.26	$8.38

Net investment income[1]	0.27	0.61	0.54	0.53	0.32	0.39
Net realized and unrealized gain (loss)	(0.18)	0.42	0.48	0.28	0.90	0.85

Net increase from investment operations	0.09	1.03	1.02	0.81	1.22	1.24

Distributions from:[2]
Net investment income	(0.29)	(0.59)	(0.52)	(0.40)	(0.35)	(0.36)
Net realized gain	(0.02)	(0.02)	(0.01)	—	—	—

Total distributions	(0.31)	(0.61)	(0.53)	(0.40)	(0.35)	(0.36)

Net asset value, end of period	$11.23	$11.45	$11.03	$10.54	$10.13	$9.26

Total Return[3]
Based on net asset value	0.79%[4]	9.52%	9.82%	8.22%	13.36%	15.06%

Ratios to Average Net Assets
Total expenses[5]	0.66%[6]	0.70%	0.77%	0.85%	2.62%	4.47%

Total expenses after fees waived and/or reimbursed[5]	0.55%[6]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[5]	4.70%[6]	5.37%	4.86%	5.10%	3.24%	4.29%

Supplemental Data
Net assets, end of period (000)	$4,747,920	$3,776,801	$1,624,573	$204,777	$2,848	$2,280

Portfolio turnover rate	74%	146%	123%	94%	11%	12%

[1]    Based on average shares outstanding.

[2]    Distributions for annual periods determined in accordance with federal income tax regulations.

[3]    Where applicable, assumes the reinvestment of distributions.

[4]    Aggregate total return.

[5]    Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31,
		2014	2013	2012	2011	2010
Investments in underlying funds	0.05%	0.04%	0.04%	0.18%	0.25%	0.29%

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	71

Financial Highlights (continued)	BlackRock Multi-Asset Income Portfolio

	Investor A
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31,
		2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.44	$11.01	$10.53	$10.13	$9.25	$8.37

Net investment income[1]	0.25	0.58	0.51	0.50	0.29	0.37
Net realized and unrealized gain (loss)	(0.18)	0.43	0.47	0.28	0.91	0.85

Net increase from investment operations	0.07	1.01	0.98	0.78	1.20	1.22

Distributions from:[2]
Net investment income	(0.27)	(0.56)	(0.49)	(0.38)	(0.32)	(0.34)
Net realized gain	(0.02)	(0.02)	(0.01)	—	—	—

Total distributions	(0.29)	(0.58)	(0.50)	(0.38)	(0.32)	(0.34)

Net asset value, end of period	$11.22	$11.44	$11.01	$10.53	$10.13	$9.25

Total Return[3]
Based on net asset value	0.66%[4]	9.35%	9.45%	7.89%	13.16%	14.82%

Ratios to Average Net Assets
Total expenses[5]	0.93%[6]	0.95%	1.02%	1.12%	2.90%	4.83%

Total expenses after fees waived and/or reimbursed[5]	0.80%[6]	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income[5]	4.44%[6]	5.10%	4.59%	4.73%	2.89%	4.11%

Supplemental Data
Net assets, end of period (000)	$2,995,163	$2,515,567	$1,375,765	$191,738	$2,817	$749

Portfolio turnover rate	74%	146%	123%	94%	11%	12%

[1]    Based on average shares outstanding.

[2]    Distributions for annual periods determined in accordance with federal income tax regulations.

[3]    Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]    Aggregate total return.

[5]    Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31,
		2014	2013	2012	2011	2010
Investments in underlying funds	0.05%	0.04%	0.04%	0.18%	0.25%	0.29%

[6]	Annualized.

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	JANUARY 31, 2015

Financial Highlights (concluded)	BlackRock Multi-Asset Income Portfolio

	Investor C
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31,
		2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.43	$11.00	$10.52	$10.13	$9.23	$8.36

Net investment income[1]	0.21	0.49	0.42	0.42	0.22	0.30
Net realized and unrealized gain (loss)	(0.18)	0.43	0.48	0.28	0.90	0.85

Net increase from investment operations	0.03	0.92	0.90	0.70	1.12	1.15

Distributions from:[2]
Net investment income	(0.23)	(0.47)	(0.41)	(0.31)	(0.22)	(0.28)
Net realized gain	(0.02)	(0.02)	(0.01)	—	—	—

Total distributions	(0.25)	(0.49)	(0.42)	(0.31)	(0.22)	(0.28)

Net asset value, end of period	$11.21	$11.43	$11.00	$10.52	$10.13	$9.23

Total Return[3]
Based on net asset value	0.28%[4]	8.54%	8.62%	7.10%	12.32%	13.91%

Ratios to Average Net Assets
Total expenses[5]	1.67%[6]	1.71%	1.76%	1.85%[7]	3.69%	5.54%

Total expenses after fees waived and/or reimbursed[5]	1.55%[6]	1.55%	1.55%	1.55%	1.55%	1.55%

Net investment income[5]	3.69%[6]	4.34%	3.83%	3.99%	2.21%	3.36%

Supplemental Data
Net assets, end of period (000)	$2,753,509	$2,277,937	$1,213,960	$183,741	$2,387	$1,537

Portfolio turnover rate	74%	146%	123%	94%	11%	12%

[1]    Based on average shares outstanding.

[2]    Distributions for annual periods determined in accordance with federal income tax regulations.

[3]    Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]    Aggregate total return.

[5]    Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31,
		2014	2013	2012	2011	2010
Investments in underlying funds	0.05%	0.04%	0.04%	0.18%	0.25%	0.29%

[6]	Annualized.

[7]	Includes recoupment of past waived fees. Excluding recoupment of past waived fees for the year ended July 31, 2012, the ratio would have been 1.84%.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2015	73

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Dynamic High Income Portfolio	Dynamic High Income	Non-diversified
BlackRock Multi-Asset Income Portfolio	Multi-Asset Income	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears certain expenses and may have a conversion privilege as outlined below. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. For distribution and service fee breakdown see Note 5.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Equity-Linked Notes are valued utilizing quotes received daily by the Fund’s pricing service or through brokers. The Fund’s pricing service utilizes models that incorporate a number of market data factors, such as historical and forecasted discrete dividend information and historical values of the underlying reference instruments. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day.

Equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

74	BLACKROCK FUNDS II	JANUARY 31, 2015

Notes to Financial Statements (continued)

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Multi-Asset Income values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. Multi-Asset Income may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary

BLACKROCK FUNDS II	JANUARY 31, 2015	75

Notes to Financial Statements (continued)

income for federal income tax purposes. The Funds have elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts, forward foreign currency exchange contracts and swaps) that would be “senior securities” for 1940 Act purposes, such Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of such Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, such Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of Dynamic High Income were expensed by the Fund and reimbursed by the Manager. The Manager reimbursed the Fund $194,324, which is included in expenses reimbursed by Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Funds may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

76	BLACKROCK FUNDS II	JANUARY 31, 2015

Notes to Financial Statements (continued)

The Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Collateralized Debt Obligations: The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Multi-Asset Income may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Participation Notes: Multi-Asset Income may invest in participation notes (“P-Notes”). P-Notes are promissory notes issued by banks or broker-dealers that are designed to offer Multi-Asset Income a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. P-Notes are typically used to allow Multi-Asset Income to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay to, or receive from, Multi-Asset Income the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by Multi-Asset Income as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Multi-Asset Income must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by Multi-Asset Income since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

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Equity-Linked Notes: The Funds may invest in equity-linked notes to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, the Funds purchase a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, each Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The daily change in value is included in net change in unrealized appreciation/depreciation on investments in the Statements of Operations. Interest accruals are included in interest income in the Statements of Operations. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Funds must rely on the creditworthiness of the issuer for its investment returns.

Capital Trusts and Trust Preferred Securities: The Funds may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: The Funds may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Multi-Asset Income may invest in floating rate loan interests. The floating rate loan interests held by Multi-Asset Income are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. Multi-Asset Income may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. Multi-Asset Income considers these investments to be investments in debt securities for purposes of its investment policies.

When Multi-Asset Income purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may paya facility fee. On an ongoing basis, Multi-Asset Income may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by Multi-Asset Income upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. Multi-Asset Income may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. Multi-Asset Income may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in Multi-Asset Income having a contractual relationship only with the lender, not with the borrower. Multi-Asset Income will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, Multi-Asset Income generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and Multi-Asset Income may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, Multi-Asset Income will assume the credit risk of both the borrower and the lender that is selling the Participation. Multi-Asset Income’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, Multi-Asset Income may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result

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in Multi-Asset Income having a direct contractual relationship with the borrower, and Multi-Asset Income may enforce compliance by the borrower with the terms of the loan agreement.

Securities Lending: Multi-Asset Income may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with Multi-Asset Income collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by Multi-Asset Income is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of Multi-Asset Income and any additional required collateral is delivered to Multi-Asset Income on the next business day. During the term of the loan, Multi-Asset Income is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by Multi-Asset Income under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, Multi-Asset Income, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and Multi-Asset Income can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of January 31, 2015, the following table are a summary of Multi-Asset Income’s securities lending agreements by counterparty, which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$11,565,180	$(11,565,180)	—
BNP Paribas S.A.	11,417,208	(11,417,208)	—
Citigroup Global Markets, Inc.	1,916,700	(1,916,700)	—
Credit Suisse Securities (USA) LLC	63,932,639	(63,932,639)	—
Deutsche Bank Securities, Inc.	20,377,188	(20,377,188)	—
JP Morgan Securities LLC	15,576,000	(15,576,000)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,918,181	(7,918,181)	—
Morgan Stanley	11,569,159	(11,569,159)	—
Total	$144,272,255	$(144,272,255)	—

[1]

Collateral with a value of $148,117,278 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, Multi-Asset Income benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent if the collateral received does not cover the value on the securities loaned in the event of borrower default. Multi-Asset Income could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or

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Notes to Financial Statements (continued)

foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between such Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: Multi-Asset Income enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by Multi-Asset Income, help to manage the overall exposure to the currencies in which some of the investments held by Multi-Asset Income are denominated. The contract is marked-to-market daily and the change in market value is recorded by Multi-Asset Income as an unrealized gain or loss. When the contract is closed, Multi-Asset Income records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Multi-Asset Income purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When Multi-Asset Income purchases (writes) an option, an amount equal to the premium paid (received) by Multi-Asset Income is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or Multi-Asset Income enters into a closing transaction), Multi-Asset Income realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When Multi-Asset Income writes a call option, such option is “covered,” meaning that Multi-Asset Income holds the underlying instrument subject to being called by the option counterparty. When Multi-Asset Income writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, Multi-Asset Income bears the risk of an unfavorable change in the value of the underlying instrument or the risk that Multi-Asset Income may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in Multi-Asset Income purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: The Funds enter into swap agreements in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

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In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Interest rate swaps — Multi-Asset Income enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2015
		Dynamic High Income		Multi-Asset Income
		Value
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation/depreciation on OTC swaps	$116,535	$84,092	$77,824,943	$20,954,029
Foreign currency exchange contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation/depreciation on forward foreign currency exchange contracts	112,031	—	8,522,863	27,977,288
Credit contracts	Unrealized appreciation/depreciation on OTC swaps; Swap premiums received	5,774	—	2,172,372	134,974
Equity contracts	Net unrealized appreciation/depreciation[1]	294,386	82,305	569,570	3,377
Total		$528,726	$166,397	$89,089,748	$49,069,668

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported within the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Period Ended January 31, 2015
	Net Realized Gain (Loss) from		Net Change in Unrealized Appreciation/Depreciation on
	Dynamic High Income	Multi-Asset Income	Dynamic High Income	Multi-Asset Income
Interest rate contracts:
Financial futures contracts	$(7,037)	$40,065,042	$32,443	$45,972,937
Swaps	—	(24,840)	—	(196,596)
Foreign currency exchange contracts:
Financial futures contracts	—	—	112,031	(27,813,779)
Foreign currency transactions/translations	—	29,750,953	—	6,080,979
Credit contracts:
Swaps	(1,723)	(495,783)	5,774	1,969,522
Equity contracts:
Financial futures contracts	(67,784)	(62,625,800)	212,081	11,822,658
Options[1]	—	(6,222,446)	—	(1,795,519)

Total	$(76,544)	$447,126	$362,329	$36,040,202

[1]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the period ended January 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Dynamic High Income	Multi-Asset Income
Financial futures contracts:
Average notional value of contracts - long	$7,622,481	$439,000,678
Average notional value of contracts - short	$5,659,031	$2,216,259,918
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	—	$366,945,357
Average amounts sold - in USD	—	$12,133,644
Options:
Average value of option contracts purchased	—	$14,643,114	[1]
Credit default swaps:
Average notional value - buy protection	—	$8,500,000
Average notional value - sell protection	$565,000	$98,883,143
Interest rate swaps:
Average notional value - pays fixed rate	—	$12,982,658
Average notional value - receives fixed rate	—	$4,352,917

[1]	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, Multi-Asset Income bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by Multi-Asset Income should the counterparty fail to perform under the contracts. Options written by Multi-Asset Income do not typically give rise to counterparty credit risk, as options written generally obligate Multi-Asset Income, and not the counterparty, to perform.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction

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Notes to Financial Statements (continued)

may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements. The result would cause a Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from its counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreements with such counterparty, the Funds bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

As of January 31, 2015, the Funds’ derivative assets and liabilities (by type) are as follows:

	Dynamic High Income		Multi-Asset Income
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$17,021	$87,835	$7,645,732	$6,783,860
Forward foreign currency exchange contracts	—	—	8,522,863	163,509
Swaps - Centrally cleared	—	1,043	—	417,413
Swaps — OTC[1]	—	—	177,745	134,974

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$17,021	$88,878	$16,346,340	$7,499,756
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(17,021)	(88,878)	(7,645,732)	(7,201,273)

Total derivative assets and liabilities subject to an MNA	—	—	$8,700,608	$298,483

[1]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

BLACKROCK FUNDS II	JANUARY 31, 2015	83

Notes to Financial Statements (continued)

As of January 31, 2015, the following tables present Multi-Asset Income’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by Multi-Asset Income:

Multi-Asset Income
	Gross Amounts Not Offset in the Statements of Assets and Liabilities and Subject to an MNA
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$536,816	—	—	—	$536,816
BNP Paribas S.A.	5,155	$(5,155)	—	—	—
Citibank N.A.	1,957,810	(36,535)	—	—	1,921,275
Credit Suisse International	178,581	(22,991)	—	—	155,590
Deutsche Bank AG	334,020	(18,324)	—	—	315,696
Goldman Sachs Bank USA	106	—	—	—	106
Goldman Sachs International	20,735	(1,510)	—	—	19,225
HSBC Bank PLC	5,214,309	—	—	—	5,214,309
JPMorgan Chase Bank N.A.	245,014	(5,830)	—	—	239,184
Standard Chartered Bank	102,051	(2,225)	—	—	99,826
UBS AG	106,011	(24,314)	—	—	81,697

Total	$8,700,608	$(116,884)	—	—	$8,583,724

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$115,285	—	—	—	$115,285
BNP Paribas S.A.	65,913	$(5,155)	—	—	60,758
Citibank N.A.	36,535	(36,535)	—	—	—
Credit Suisse International	22,991	(22,991)	—	—	—
Deutsche Bank AG	18,324	(18,324)	—	—	—
Goldman Sachs International	1,510	(1,510)	—	—	—
JPMorgan Chase Bank N.A.	5,830	(5,830)	—	—	—
Standard Chartered Bank	2,225	(2,225)	—	—	—
State Street Bank and Trust Co.	5,556	—	—	—	5,556
UBS AG	24,314	(24,314)	—	—	—

Total	$298,483	$(116,884)	—	—	$181,599

[1]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that is attributable to Multi-Asset Income’s direct investments in fixed income and equity securities and instruments, including ETFs advised by the Manager or other investment advisors, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisors) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

84	BLACKROCK FUNDS II	JANUARY 31, 2015

Notes to Financial Statements (continued)

Dynamic High Income pays the Manager a monthly fee based on a percentage of Dynamic High Income’s average daily net assets, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.85%
$1 Billion - $3 Billion	0.80%
$3 Billion - $5 Billion	0.77%
$5 Billion - $10 Billion	0.74%
Greater than $10 Billion	0.72%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. The Manager has contractually agreed to waive the management fee on assets estimated to be attributed to Dynamic High Income’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates. These amounts are included in fees waived by Manager in the Statements of Operations. For the period ended January 31, 2015, the Manager waived $833 and $158,292 for Dynamic High Income and Multi-Asset Income, respectively.

The Manager, with respect to each Fund, entered into sub-advisory agreements with BlackRock International Limited (“BIL”), BlackRock Asset Management North Asia Limited (“BNA”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL, BNA and BSL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the period ended January 31, 2015, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Investor A	Investor C	Total
Dynamic High Income	$37	$60	$97
Multi-Asset Income	$3,402,723	$12,697,367	$16,100,090

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2015, Multi-Asset Income paid $3,494 to affiliates of BlackRock in return for these services to Institutional shareholders, which are included in transfer agent — class specific in the Statements of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the period ended January 31, 2015, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$3	$1	$1	$5
Multi-Asset Income	$5,720	$14,068	$14,097	$33,885

BLACKROCK FUNDS II	JANUARY 31, 2015	85

Notes to Financial Statements (continued)

For the period ended January 31, 2015, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$92	$19	$19	$130
Multi-Asset Income	$1,209,214	$938,842	$796,586	$2,944,642

Effective January 1, 2015, the Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below. In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

Prior to January 1, 2015, BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager acted as co-administrators for the Funds. For these services, the co-administrators received an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, was paid at the annual rates below. In addition, each of the share classes was charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
$500 Million - $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

For the period ended January 31, 2015, the Funds paid the following to the Manager in return for these services, which are included in administration and administration — class specific in the Statements of Operations:

Dynamic High Income	$1,687
Multi-Asset Income	$2,328,307

For the period ended January 31, 2015, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$1,682	$4	$1	$1,687
Multi-Asset Income	$230,661	$168,156	$160,638	$559,455

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Funds or a share class, which are included in administration fees waived — class specific in the Statements of Operations. The Manager waived $4,678 of its administration fees for Dynamic High Income, which are included in administration fees waived in the Statements of Operations.

For Dynamic High Income, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows: 1.05% for Institutional Shares, 1.30% for Investor A Shares and 2.05% for Investor C Shares. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2016, unless approved by the Board, including a majority of the Independent Trustees.

For Multi-Asset Income, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows: 1.55% for Institutional Shares, 1.80% for Investor A Shares and 2.55% for Investor C Shares. This agreement will automatically renew on December 1 of each year for an additional year until December 1, 2024, unless terminated earlier by the Board, including a majority of the Independent Trustees.

86	BLACKROCK FUNDS II	JANUARY 31, 2015

Notes to Financial Statements (continued)

In addition, for Multi-Asset Income, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows: 0.55% for Institutional Shares, 0.80% for Investor A Shares and 1.55% for Investor C Shares. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2015, unless approved by the Board, including a majority of the Independent Trustees.

These amounts waived or reimbursed are included in fees waived by Manager, and shown as administration fees waived — class specific, transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations. For the period ended January 31, 2015, the Manager waived $62,404 and $2,130,672 of investment advisory fees for Dynamic High Income and Multi-Asset Income, respectively, which is included in fees waived by Manager.

Class specific expense waivers or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Total
Dynamic High Income	$1,594	$4	$1	$1,599
Multi-Asset Income	$230,660	$168,156	$160,639	$559,455

Transfer Agent Fees Waived	Institutional	Investor A	Investor C	Total
Dynamic High Income	$3	$1	$1	$5
Multi-Asset Income	$5,720	$14,068	$14,097	$33,885

Transfer Agent Fees Reimbursed	Institutional	Investor A	Investor C	Total
Dynamic High Income	$59	$17	$17	$93
Multi-Asset Income	$1,199,725	$894,963	$736,194	$2,830,882

If during the Funds’ fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On January 31, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires July 31,
	2015	2016	2017
Dynamic High Income
Fund Level			$85,932
Institutional	—	—	$1,656
Investor A	—	—	$22
Investor C	—	—	$19
Multi-Asset Income
Fund Level	$2,650,183	$4,211,520	$2,130,672
Institutional	$680,163	$2,004,090	$1,436,105
Investor A	$625,368	$1,621,545	$1,077,187
Investor C	$507,786	$1,442,220	$910,930

For the six months ended January 31, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of Multi-Asset Income’s Investor A Shares of $481,817.

For the six months ended January 31, 2015, affiliates received CDSCs in the amount of $112,431 and $299,380 for the Multi-Asset Income’s Investor A and Investor C Shares, respectively.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for Multi-Asset Income, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. Multi-Asset Income is responsible for expenses in connection with the investment of cash collateral received for securities on loan

BLACKROCK FUNDS II	JANUARY 31, 2015	87

Notes to Financial Statements (continued)

(the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by Multi-Asset Income.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Multi-Asset Income retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2015, Multi-Asset Income retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, Multi-Asset Income, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

For the period February 1, 2014 through December 31, 2014, Multi-Asset Income retained 75% (80% commencing on the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in the calendar year 2014 exceeded a specified threshold and for the remainder of that calendar year) of securities lending income, and this amount retained could never be less than 65% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by Multi-Asset Income is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended January 31, 2015, Multi-Asset Income paid BIM $573,118 for securities lending agent services.

The Manager reimbursed Multi-Asset Income $2,799 to compensate for a trade processing error.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer which is included in officer and trustees in the Statements of Operations.

Multi-Asset Income may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended January 31, 2015, the sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act was $15,985,887.

6. Purchases and Sales:

For the period ended January 31, 2015, purchases and sales of investments, including equity-linked notes and excluding short-term securities, were as follows:

Purchases	Dynamic High Income		Multi-Asset Income
Non-U.S. Government Securities	$43,816,460		$9,598,060,186
U.S. Government Securities	—		55,364,359

Total Purchases	$43,816,460		$9,653,424,545

Sales	Dynamic High Income		Multi-Asset Income
Non-U.S. Government Securities	$12,656,011	*	$6,926,530,363	*
U.S. Government Securities	—		55,432,258

Total Sales	$12,656,011		$6,981,962,621

*	Includes paydowns.

88	BLACKROCK FUNDS II	JANUARY 31, 2015

Notes to Financial Statements (continued)

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Multi-Asset Income’s U.S. federal tax returns remains open for each of the four years ended July 31, 2014. The statutes of limitations on Multi-Asset Income’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Dynamic High Income	Multi-Asset Income
Tax cost	$33,127,713	$10,951,227,744

Gross unrealized appreciation	$333,139	$361,597,919
Gross unrealized depreciation	(513,550)	(236,558,692)

Net unrealized appreciation (depreciation)	$(180,411)	$125,039,227

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), was a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for a certain individual fund, the Participating Funds, including the Funds, could borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which, the Participating Funds, including the Funds, can borrow up to $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The agreement terminates on April 23, 2015, unless otherwise extended to November 24, 2015 or renewed for a period of 364 days from April 23, 2015. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended January 31, 2015, the Funds did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

BLACKROCK FUNDS II	JANUARY 31, 2015	89

Notes to Financial Statements (concluded)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period November 3, 2014[1] to January 31, 2015
Dynamic High Income	Shares	Value
Institutional
Shares sold	3,013,270	$30,130,339
Shares issued in reinvestment of distributions	108	1,069

Net increase	3,013,378	$30,131,408

Investor A
Shares sold	9,055	$91,474
Shares issued in reinvestment of distributions	68	679

Net increase	9,123	$92,153

Investor C
Shares sold	2,500	$25,000

Net increase	2,500	$25,000

Total Net Increase	3,025,001	$30,248,561

	Six Months Ended January 31, 2015		Year Ended July 31, 2014
Multi-Asset Income	Shares	Value	Shares	Value
Institutional
Shares sold	130,440,330	$1,479,441,216	226,939,612	$2,572,545,200
Shares issued in reinvestment of distributions	8,668,928	98,343,307	9,685,319	110,117,292
Shares redeemed	(46,243,811)	(523,195,005)	(54,190,824)	(612,122,952)

Net increase	92,865,447	1,054,589,518	182,434,107	$2,070,539,540

Investor A
Shares sold	79,809,234	$904,217,584	132,241,160	$1,496,109,587
Shares issued in reinvestment of distributions	5,891,217	66,757,711	8,134,198	92,278,906
Shares redeemed	(38,683,203)	(438,587,357)	(45,398,835)	(514,108,559)

Net increase	47,017,248	$532,387,938	94,976,523	$1,074,279,934

Investor C
Shares sold	56,738,634	$642,525,093	102,282,841	$1,156,311,970
Shares issued in reinvestment of distributions	4,433,985	50,157,349	5,771,293	65,402,655
Shares redeemed	(14,859,616)	(167,929,982)	(19,046,794)	(214,893,126)

Net increase	46,313,003	$524,752,460	89,007,340	$1,006,821,499

Total Net Increase	186,195,698	$2,111,729,916	366,417,970	$4,151,640,973

[1]	Commencement of Operations

At January 31, 2015, 2,995,000 Institutional Shares, 2,500 Investor A Shares and 2,500 Investor C Shares were owned by affiliates of Dynamic High Income.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

90	BLACKROCK FUNDS II	JANUARY 31, 2015

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on September 9, 2014 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Dynamic High Income Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the proposed sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and each of (a) BlackRock International Limited; (b) BlackRock (Singapore) Limited; and (c) BlackRock Asset Management North Asia Limited (collectively, the “Sub-Advisors”), respectively, with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” The Fund commenced operations in November 2014.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Fund by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreements

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; (f) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; and (g) other factors deemed relevant by the Board Members.

In determining whether to approve the Agreements the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meeting relating to its consideration of the Agreements, including, among other things, (a) fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, in comparison to the fees and expense ratios of a peer group of funds, and information about contractual expense caps proposed to be implemented by BlackRock; (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments to be made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the approval process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

BLACKROCK FUNDS II	JANUARY 31, 2015	91

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning the standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Fund. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreements.

In addition to advisory services, the Board, including the Independent Board Members, considered the quality of the administrative and other non-investment advisory services to be provided to the Fund by BlackRock and its affiliates. The Board noted that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, the Board noted that BlackRock and its affiliates will provide the Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, could not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory/Management Fees and the Cost of the Services to be Provided and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreements, the Board, including the Independent Board Members, reviewed the Fund’s proposed contractual management fee rate compared with a peer group of funds selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. In addition, the Board, including the Independent Board Members, considered the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Lipper category. The estimated total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board compared the estimated fees and expense ratios of the Fund against the fees and expense ratios of a peer group of funds selected by Lipper. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and estimated total expense ratio each rank in the third quartile for the Fund, relative to the Fund’s peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

92	BLACKROCK FUNDS II	JANUARY 31, 2015

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

Following consideration of this information, the Board, including the Independent Board Members, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. Since the Fund is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other potential ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in exchange-traded funds without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these potential ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders would be able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the proposed Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Advisory Agreement, and the proposed Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a two-year term beginning on the effective date of the respective Sub-Advisory Agreements. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK FUNDS II	JANUARY 31, 2015	93

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 10, 2014, Brendan Kyne resigned as a Vice President of the Trust and Jennifer McGovern became a Vice President of the Trust.

Effective December 31, 2014, Paul L. Audet and Laurence D. Fink resigned as Trustees of the Trust. Effective January 1, 2015, Robert Fairbairn and John M. Perlowski were appointed to serve as Trustees of the Trust.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trust and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisors BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	BlackRock Asset Management North Asia Limited Hong Kong	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	BlackRock (Singapore) Limited 079912 Singapore

94	BLACKROCK FUNDS II	JANUARY 31, 2015

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	JANUARY 31, 2015	95

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

96	BLACKROCK FUNDS II	JANUARY 31, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DHIMAIP-1/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: April 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: April 2, 2015

3